Quarterly Holdings Report
for
Fidelity® Total Bond ETF
May 31, 2025
T14-NPRT3-0725
1.9862235.110
Asset-Backed Securities - 8.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	9,116,000	9,142,847
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	7,309,000	7,301,114
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.8293% 4/23/2037 (b)(c)(d)	12,500,000	12,558,338
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	14,695,000	14,724,037
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0318% 10/25/2037 (b)(c)(d)	175,000	176,812
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	4,765,000	4,757,719
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/21/2037 (b)(c)(d)	36,000,000	36,102,744
TOTAL BAILIWICK OF JERSEY		84,763,611
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.5661% 1/15/2037 (b)(c)(d)	13,500,000	13,506,750
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 5.8061% 1/15/2037 (b)(c)(d)	5,809,000	5,816,784
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	6,045,000	6,045,919
TOTAL BERMUDA		25,369,453
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	741,506	750,478
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	1,784,483	1,800,712
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (c)	3,508,503	3,523,556
TOTAL CANADA		6,074,746
GRAND CAYMAN (UK OVERSEAS TER) - 3.5%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)	3,380,000	3,380,257
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	6,610,000	6,610,621
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	2,407,000	2,407,655
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	5,649,000	5,665,552
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	1,078,000	1,078,543
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	9,588,000	9,591,404
Allegro Clo Xiv Ltd / Allegro Clo Xiv LLC Series 2021-2A Class A1, CME Term SOFR 3 month Index + 1.4216%, 5.6777% 10/15/2034 (b)(c)(d)	5,069,000	5,071,073
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (b)(c)(d)	300,000	296,279
Apidos Clo Liii Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	323,000	318,719
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	5,433,411	5,434,889
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	1,292,000	1,292,744
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5224% 10/22/2037 (b)(c)(d)	100,000	100,977
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	991,000	991,263
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	11,486,000	11,499,071
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.7262% 5/27/2038 (b)(c)(d)	24,607,000	24,613,718
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	5,656,000	5,658,607
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	987,000	987,385
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0195% 1/20/2037 (b)(c)(d)	5,942,000	5,959,832
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	3,378,000	3,380,510
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	1,547,000	1,549,273
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (b)(c)(d)	125,000	122,714
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5061% 7/15/2039 (b)(c)(d)	250,000	253,228
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	11,126,000	11,138,105
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.5798% 1/17/2035 (b)(c)(d)	21,534,000	21,584,217
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	300,000	300,138
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7561% 7/15/2037 (b)(c)(d)	250,000	250,632
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0195% 10/20/2037 (b)(c)(d)	100,000	100,449
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 6.75% 7/25/2038 (b)(c)(d)(e)	250,000	250,346
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	8,057,000	8,059,401
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	7,985,000	7,997,377
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1318% 4/25/2037 (b)(c)(d)	250,000	254,105
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,815
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	12,780,000	12,779,105
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	2,472,000	2,476,986
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	23,985,000	24,010,448
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	19,638,000	19,656,401
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	250,000	249,948
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (b)(c)(d)	200,000	198,983
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	12,630,000	12,560,623
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	6,850,000	6,843,129
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.3695% 7/20/2037 (b)(c)(d)	250,000	250,773
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 5.6414% 7/17/2034 (b)(c)(d)	19,209,000	19,216,991
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5695% 4/20/2035 (b)(c)(d)	3,389,000	3,389,502
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	6,020,000	6,035,050
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	9,283,000	9,304,926
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	2,292,000	2,293,384
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8098% 4/17/2037 (b)(c)(d)	6,856,000	6,873,085
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	330,000	330,303
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	6,591,000	6,597,149
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	3,502,000	3,505,110
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	11,493,000	11,494,023
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	9,380,000	9,396,284
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	13,000,000	13,004,277
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	6,387,000	6,401,831
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.7695% 10/18/2037 (b)(c)(d)	3,490,000	3,498,097
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	400,000	403,869
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	4,642,128	4,484,240
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	1,056,000	1,056,751
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	4,719,000	4,729,561
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.5861% 4/15/2035 (b)(c)(d)	783,000	783,726
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	8,163,000	8,138,511
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	14,865,000	14,896,960
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	7,200,000	7,203,888
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	1,460,000	1,461,040
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.7918% 4/25/2037 (b)(c)(d)	5,962,000	5,979,797
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	2,347,000	2,339,220
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	1,348,000	1,348,944
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	11,119,000	11,119,000
Magnetite CLO Ltd Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0724% 4/22/2036 (b)(c)(d)	1,513,000	1,513,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6318% 10/25/2037 (b)(c)(d)	2,070,000	2,075,206
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	7,916,000	7,924,399
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	6,529,000	6,541,601
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	1,238,000	1,238,676
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	1,275,000	1,276,674
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	2,907,000	2,912,701
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	26,123,000	26,044,631
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	13,668,000	13,638,518
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 7/20/2036 (b)(c)(d)(e)	200,000	200,279
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 10/20/2030 (b)(c)(d)	523,315	523,688
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	13,472,000	13,440,974
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	5,981,000	5,994,427
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.7695% 4/20/2038 (b)(c)(d)	250,000	255,904
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	10,448,000	10,470,066
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (b)(c)(d)	200,000	198,874
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	11,834,000	11,827,219
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	7,599,000	7,572,631
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	7,020,000	7,016,104
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	6,763,000	6,781,456
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9195% 4/20/2037 (b)(c)(d)	358,000	358,776
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	27,328,000	27,232,352
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	3,759,000	3,766,089
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.8695% 10/20/2037 (b)(c)(d)	107,000	108,000
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.6727% 7/20/2038 (b)(c)(d)	20,606,000	20,626,606
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (b)(c)(d)	200,000	199,569
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	500,000	504,644
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	5,330,781	5,331,639
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (b)(c)(d)	500,000	495,290
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	12,526,000	12,483,925
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.7073% 8/8/2032 (b)(c)(d)	250,000	247,798
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	1,494,000	1,495,106
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	346,170	334,068
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	1,839,000	1,842,452
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	35,400,000	35,476,393
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.2561% 10/15/2039 (b)(c)(d)	125,000	127,055
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	4,782,000	4,802,893
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	4,495,000	4,499,365
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	4,217,000	4,237,710
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	1,419,697	1,420,220
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	2,012,728	2,002,706
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	486,055	470,379
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.0695% 1/20/2037 (b)(c)(d)	4,263,000	4,280,423
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	4,115,000	4,127,115
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	3,382,000	3,382,135
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		657,962,550
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	4,654,648	4,669,087
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	4,297,000	4,309,711
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	3,000,000	2,991,636
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	6,208,000	6,211,594
TOTAL MULTI-NATIONAL		13,512,941
UNITED STATES - 4.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	4,383,994	4,414,206
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	4,096,224	4,124,452
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	6,597,113	6,608,259
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	219,272	212,696
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	60,406	56,482
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	743,606	699,611
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	1,898,931	1,745,765
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	8,715,595	8,724,353
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	1,400,000	1,405,779
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	257,853	258,136
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	6,062,787	6,063,308
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	2,684,000	2,682,497
Aligned Data Centers Issuer LLC Series 2023-1A Class A2, 6% 8/17/2048 (c)	330,000	332,689
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/2048 (c)	250,000	254,175
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	12,168,231	12,146,237
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	106,394	103,203
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	66,409	61,098
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	1,385,575	1,392,803
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (c)	6,187,000	6,229,110
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)	3,330,000	3,314,353
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (c)	4,002,631	3,994,037
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (c)	17,000,000	17,000,660
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	1,224,000	1,226,754
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	1,672,501	1,556,288
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (c)(f)	85,937	85,790
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	1,200,000	1,206,214
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (c)	2,700,000	2,698,416
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,400,000	1,408,716
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	6,960,000	6,963,047
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	732,297	734,932
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	996,000	1,005,736
Carmax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	8,465,000	8,499,245
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (c)	9,595,000	9,663,885
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	10,300,000	10,283,490
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	50,248	48,846
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	645,669	611,774
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	186,315	154,642
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	75,970	74,080
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (c)	3,090,000	3,089,738
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (c)	1,500,000	1,495,931
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.5924% 4/20/2035 (b)(c)(d)	1,985,000	1,984,980
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	447,088	442,432
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (c)	1,365,000	1,379,663
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (c)	1,000,000	1,033,867
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8061% 10/15/2036 (b)(c)(d)	273,000	275,036
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	15,875,090	15,623,610
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	1,506,115	1,465,892
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	22,388,965	19,298,112
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	7,688,155	7,366,659
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	22,733,470	20,864,747
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (c)	2,200,000	2,210,738
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	5,408,754	5,437,780
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (c)	10,995,000	10,976,068
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (c)	15,490,000	15,445,929
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	124,726	124,920
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	733,000	741,284
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	1,584,903	1,587,259
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	18,278,300	17,943,518
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	22,853,700	22,551,106
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	8,282,880	7,818,207
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	11,635,963	10,788,268
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	28,839,488	25,707,782
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	5,990,000	6,004,562
Enterprise Fleet Financing LLC Series 2022-4 Class A2, 5.76% 10/22/2029 (c)	4,841,158	4,859,188
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (c)	7,603,396	7,626,853
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (c)	9,880,346	9,911,716
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	2,000,000	2,016,437
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	2,614,707	2,626,089
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	6,555,000	6,560,566
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,745,000	1,743,509
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,470,000	1,467,921
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	10,452,000	10,440,471
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	9,600,000	9,652,107
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (c)	6,300,000	6,216,342
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)	41,105,000	41,234,678
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	15,561,400	15,419,715
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (d)	4,826,000	4,829,078
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	541,406	542,483
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (c)	500,000	500,836
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	8,295,000	8,344,021
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (c)	11,611,000	11,672,745
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (c)	6,140,000	6,148,181
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (b)(c)(d)	250,000	251,210
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	10,517,000	10,509,954
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	8,464,000	8,437,719
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	7,800,000	7,804,865
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	1,757,980	1,678,847
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	1,500,000	1,509,935
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3, 5.02% 3/15/2027 (c)	11,400,000	11,431,824
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (c)	6,300,000	6,314,072
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (c)	5,800,000	5,807,976
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (c)	15,296,375	15,145,447
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	23,492,123	23,669,230
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	4,200,000	4,191,096
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	1,119,924	1,129,585
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	3,279,935	3,299,965
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (c)	10,800,000	10,504,504
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)	6,190,000	6,197,656
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	1,212,337	1,221,651
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	2,237,995	2,115,015
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	1,642,210	1,593,148
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	1,626,690	1,482,352
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	3,280,000	3,289,929
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	2,123,493	2,110,679
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (c)	250,000	243,957
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	262,000	255,512
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	10,836,000	10,828,428
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	5,000,000	5,014,985
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	524,734	496,882
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	131,410	119,497
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	403,000	394,653
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	308,000	286,448
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (c)	6,715,000	6,757,012
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (c)	7,690,000	7,843,800
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)	8,983,466	8,981,455
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	15,274,245	15,505,364
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	21,373,595	21,569,469
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	12,195,715	12,417,665
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	8,854,505	8,642,488
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	9,231,610	9,065,826
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	19,481,105	19,119,612
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	950,000	985,906
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	499,610	500,280
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (c)	1,461,638	1,467,333
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	250,348	250,543
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	1,432,845	1,427,696
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	10,400,000	10,406,436
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)	156,053	156,086
Toyota Lease Owner Trust Series 2024-B Class A3, 4.21% 9/20/2027 (c)	7,500,000	7,480,634
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (c)	350,000	359,333
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)	1,694,895	1,695,788
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (c)	1,500,000	1,528,671
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (c)	1,361,000	1,409,823
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	3,067,696	3,069,278
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (c)	5,976,000	5,973,222
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (c)	2,200,000	2,196,664
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (c)	4,818,141	4,846,794
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	7,458,511	7,523,613
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	6,590,000	6,607,815
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (c)	14,100,000	14,113,377
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	1,745,029	1,781,824
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	949,000	952,220
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	4,100,000	4,093,544
TOTAL UNITED STATES		817,583,380
TOTAL ASSET-BACKED SECURITIES (Cost $1,607,938,145)		1,609,935,768

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0482% 8/1/2029 (b)(d)(g)	531,936	453,310
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 12/13/2029 (b)(d)(g)	802,058	799,218
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/22/2031 (b)(d)(g)	133,411	132,056
		931,274
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/20/2030 (b)(d)(g)	4,019,548	4,001,460
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/30/2029 (b)(d)(g)	2,376,829	2,382,486
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (b)(d)(g)	1,991,131	1,957,282
		8,341,228
TOTAL CONSUMER DISCRETIONARY		9,272,502

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/8/2031 (b)(d)(g)	969,874	825,081
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/18/2031 (b)(d)(g)	2,473,800	2,473,800
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0297% 3/15/2030 (b)(d)(g)	577,157	569,700
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/12/2028 (b)(d)(g)	1,714,034	1,720,993
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3247% 3/21/2031 (b)(d)(g)	336,600	336,768
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.428% 9/13/2029 (b)(d)(g)(h)	12,057	12,057
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/31/2030 (b)(d)(g)	2,209,603	2,206,598
		2,218,655
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2555% 5/29/2028 (b)(d)(g)	1,629,297	1,374,378
TOTAL CANADA		18,791,877
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(d)(g)(i)	1,517,000	1,498,038
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 2/4/2028 (b)(d)(g)	244,431	242,089

TOTAL FINLAND		1,740,127
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (b)(d)(g)	11,985,758	11,009,997
Media - 0.0%
Numericable US LLC Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(g)	204,477	182,048
TOTAL FRANCE		11,192,045
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2368% 4/30/2030 (b)(d)(g)	1,776,760	1,779,585
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6077% 12/19/2031 (b)(d)(g)	565,000	552,287
TOTAL GERMANY		2,331,872
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7993% 10/18/2029 (b)(d)(g)	2,034,775	2,028,833
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5827% 1/9/2032 (b)(d)(g)	791,566	793,213
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% 11/24/2026 (b)(d)(g)(i)(k)	246,629	15,826
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (b)(d)(g)(h)	1,333	1,320
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (b)(d)(g)(h)(j)	4,337	4,294
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (b)(d)(g)(h)	6,155	6,093

TOTAL INDIA		27,533
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 5/22/2032 (b)(d)(g)(i)	615,000	612,694
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2561% 10/31/2027 (b)(d)(g)	841,302	697,229
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (b)(d)(g)	1,945,714	1,764,121
TOTAL LUXEMBOURG		2,461,350
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2762% 1/3/2028 (b)(d)(g)	1,545,234	1,540,722
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/17/2032 (b)(d)(g)	6,574,289	6,467,457
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5097% 4/3/2028 (b)(d)(g)	934,357	935,918
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5503% 4/3/2028 (b)(d)(g)	113,568	113,709
		1,049,627
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/30/2028 (b)(d)(g)	2,186,730	1,607,247
TOTAL NETHERLANDS		10,665,053
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4432% 10/15/2029 (b)(d)(g)	2,000,000	1,992,140
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5061% 2/2/2032 (b)(d)(g)	2,500,000	2,470,325
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1932% 10/16/2028 (b)(d)(g)	595,000	435,094

TOTAL PUERTO RICO		4,897,559
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.4827% 11/15/2027 (b)(d)(g)	2,000,000	1,992,260
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.66% 11/16/2028 (b)(d)(g)	1,132,789	1,129,107
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.66% 11/16/2028 (b)(d)(g)	2,405,900	2,405,900

TOTAL SWEDEN		3,535,007
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (b)(d)(g)	1,302,840	1,212,293
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5785% 12/2/2031 (b)(d)(g)	6,450,100	6,452,422
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/21/2030 (b)(d)(g)	5,014,673	4,939,454
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (b)(d)(g)	2,899,481	2,907,628
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 11/30/2030 (b)(d)(g)	2,893,363	2,881,615
		10,728,697
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (b)(d)(g)	5,781,036	5,793,697
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 1/21/2030 (b)(d)(g)	545,000	543,637
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 10/21/2030 (b)(d)(g)	1,500,000	1,495,320
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 3/15/2032 (b)(d)(g)	2,360,000	2,357,050
TOTAL INDUSTRIALS		3,852,370

TOTAL UNITED KINGDOM		27,370,823
UNITED STATES - 5.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (b)(d)(g)	1,058,468	622,517
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5645% 12/24/2025 (b)(d)(g)	30,082	30,984
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (d)(g)	287,295	295,914
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (b)(d)(g)	27,736	26,487
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 10.0451% 10/3/2031 (b)(d)(g)	256,996	194,674
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(g)(i)	1,538,031	1,414,512
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 4/3/2031 (b)(d)(g)(i)	1,206,969	1,110,037
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (b)(d)(g)	1,645,875	1,643,818
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/27/2032 (b)(d)(g)(i)	2,970,000	2,984,850
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3285% 6/1/2028 (b)(d)(g)	1,835,833	1,874,074
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (b)(d)(g)	1,350,196	1,335,762
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(d)(g)	9,968,090	9,858,740
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 3/9/2027 (b)(d)(g)	1,330,000	1,267,463
		22,659,832
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9361% 9/1/2027 (b)(d)(g)	597,590	539,576
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (b)(d)(g)	3,245,000	2,920,500
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 8/30/2030 (b)(d)(g)	1,744,601	1,737,326
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/7/2028 (b)(d)(g)	2,148,389	2,121,534
		7,318,936
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 7/8/2031 (b)(d)(g)	562,736	555,702
Media - 0.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (b)(d)(g)	1,832,614	1,522,682
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5476% 12/15/2031 (b)(d)(g)	3,207,762	3,204,971
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(d)(g)	593,571	585,410
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8242% 12/1/2028 (b)(d)(g)	4,927,954	4,918,739
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.5268% 12/31/2030 (b)(d)(g)	131,552	111,819
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/13/2030 (b)(d)(g)	410,000	371,050
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (b)(d)(g)	3,077,812	3,047,034
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (b)(d)(g)	2,492,386	2,423,845
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 1/31/2029 (b)(d)(g)	1,929,181	1,868,084
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (b)(d)(g)	4,230,000	4,160,797
		22,214,431
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3242% 1/30/2031 (b)(d)(g)	4,055,325	4,069,276
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/25/2031 (b)(d)(g)	396,000	396,269
		4,465,545
TOTAL COMMUNICATION SERVICES		57,214,446

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/3/2028 (b)(d)(g)	2,488,015	2,042,934
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (b)(d)(g)	2,033,553	2,020,335
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (b)(d)(g)	3,545,000	3,532,806
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 3/25/2032 (b)(d)(g)	830,000	830,000
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4528% 12/22/2028 (b)(d)(g)	2,291,395	2,090,898
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1297% 1/26/2029 (b)(d)(g)	805,728	598,253
		11,115,226
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (b)(d)(g)	1,850,547	1,770,085
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(d)(g)	7,300,281	6,917,016
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 11/8/2032 (b)(d)(g)	2,429,164	2,425,181
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (b)(d)(g)	25,681,570	25,437,595
		34,779,792
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 12/11/2030 (b)(d)(g)	3,626,637	3,590,842
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3274% 1/17/2032 (b)(d)(g)	2,165,000	2,093,555
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0747% 8/1/2030 (b)(d)(g)	1,516,202	1,509,576
		7,193,973
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3231% 7/31/2028 (b)(d)(g)	5,187,701	5,154,760
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (b)(d)(g)	1,263,877	1,267,744
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(d)(g)	13,344,622	11,362,412
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(g)	1,656,481	1,521,892
		19,306,808
Hotels, Restaurants & Leisure - 0.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6815% 2/7/2029 (b)(d)(g)	3,044,399	2,949,262
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 6/22/2030 (b)(d)(g)	487,500	487,602
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0716% 11/24/2028 (b)(d)(g)	1,776,080	1,770,539
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2030 (b)(d)(g)	4,357,500	4,342,510
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2031 (b)(d)(g)	5,121,600	5,097,581
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3252% 10/18/2028 (b)(d)(g)	3,844,731	3,838,964
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3252% 8/8/2027 (b)(d)(g)	42,017	41,977
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 9/18/2026 (b)(d)(g)	1,792,756	1,792,379
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(d)(g)	2,203,925	2,076,957
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (b)(d)(g)	329,346	312,092
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(d)(g)	4,200,512	4,079,747
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (b)(d)(g)	14,408,596	14,315,517
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 2/12/2029 (b)(d)(g)	3,828,862	3,826,488
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(d)(g)	3,965,000	3,929,315
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/26/2030 (b)(d)(g)	1,483,575	1,483,575
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5925% 12/4/2031 (b)(d)(g)	2,019,900	2,029,374
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/17/2032 (b)(d)(g)(i)	765,000	766,752
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 1/17/2031 (b)(d)(g)	1,977,314	1,956,987
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/2/2028 (b)(d)(g)	2,757,382	2,741,306
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (b)(d)(g)	3,095,363	2,867,080
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/26/2030 (b)(d)(g)	1,145,249	1,118,771
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7847% 11/5/2031 (b)(d)(g)	2,037,400	2,034,425
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 4/16/2029 (b)(d)(g)	746,689	744,075
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(d)(g)	1,367,267	1,328,819
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 4/1/2031 (b)(d)(g)	2,481,250	2,464,204
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/18/2031 (b)(d)(g)	177,397	176,982
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/18/2031 (b)(d)(g)	179,100	179,548
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 3/14/2031 (b)(d)(g)	3,275,354	3,273,880
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(d)(g)	8,952,235	8,598,621
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (b)(d)(g)	522,266	505,292
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/3/2028 (b)(d)(g)	3,235,876	3,226,039
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5298% 9/3/2029 (b)(d)(g)	989,474	940,000
		85,296,660
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/26/2031 (b)(d)(g)	499,358	499,672
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.76% 10/24/2031 (b)(d)(g)	3,007,463	3,017,989
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(d)(g)	2,234,348	1,964,953
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (b)(d)(g)	3,116,960	3,087,256
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(d)(g)	1,182,207	1,175,314
		9,745,184
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/15/2030 (b)(d)(g)	794,300	774,244
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1887% 11/5/2027 (b)(d)(g)	103,855	103,422
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (b)(d)(g)	3,405,425	3,416,493
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.2533% 3/10/2026 (b)(d)(g)	506,019	202,661
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.2713% 3/10/2026 (b)(d)(g)	82,039	32,857
Franchise Group Inc Tranche B DIP ROLLUP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1919% 6/5/2025 (b)(d)(g)(h)	465,749	459,927
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4121% 6/5/2025 (b)(d)(g)	270,994	270,316
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8227% 6/9/2031 (b)(d)(g)	2,159,150	2,153,407
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (b)(d)(g)	1,780,000	1,687,191
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(d)(g)	3,572,725	3,198,875
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 4/15/2028 (b)(d)(g)	773,839	538,011
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(d)(g)(h)(i)(k)	37,355	8,965
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 10/20/2028 (b)(d)(g)	2,623,899	2,493,360
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 10/20/2028 (b)(d)(g)	458,250	439,182
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/8/2028 (b)(d)(g)	2,164,976	1,991,778
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (b)(d)(g)	5,391,180	4,812,599
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (b)(d)(g)	2,277,500	2,235,207
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (b)(d)(g)	694,783	687,759
		24,732,010
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 2/19/2029 (b)(d)(g)	375,000	376,095
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 11/24/2028 (b)(d)(g)	61,069	60,916
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8298% 8/26/2031 (b)(d)(g)	2,910,000	2,888,175
		3,325,186
TOTAL CONSUMER DISCRETIONARY		198,039,168

Consumer Staples - 0.1%
Beverages - 0.1%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (b)(d)(g)	1,040,000	1,044,222
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5576% 1/24/2029 (b)(d)(g)	975,225	691,015
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3076% 1/24/2030 (b)(d)(g)	562,500	196,875
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7076% 1/24/2029 (b)(d)(g)	933,112	918,537
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 3/31/2028 (b)(d)(g)	7,131,322	7,129,540
		9,980,189
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0925% 2/5/2029 (b)(d)(g)	128,889	129,238
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/30/2031 (b)(d)(g)	491,026	489,621
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1492% 8/1/2029 (b)(d)(g)	3,102,411	2,832,067
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5347% 4/1/2029 (b)(d)(g)	1,142,443	1,135,589
		4,586,515
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/23/2030 (b)(d)(g)	665,638	666,191
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 10/25/2027 (b)(d)(g)	2,367,818	2,373,240
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (b)(d)(g)	972,365	559,109
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(d)(g)	1,161,493	1,074,381
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(d)(g)	695,012	642,886
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (b)(d)(g)	2,177,334	2,176,071
		7,491,878
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 5/17/2028 (b)(d)(g)	2,467,077	1,733,122
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9327% 2/23/2029 (b)(d)(g)	145,463	138,835
		1,871,957
TOTAL CONSUMER STAPLES		23,930,539

Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0528% 6/27/2029 (b)(d)(g)	2,721,325	2,612,472
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0488% 7/9/2031 (b)(d)(g)	2,323,325	2,309,780
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 10/31/2028 (b)(d)(g)	1,566,329	1,565,938
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (b)(d)(g)	3,766,325	3,738,078
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (b)(d)(g)	4,423,381	4,416,923
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (b)(d)(g)	728,175	724,840
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 11/19/2029 (b)(d)(g)	1,230,512	1,196,673
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 4/1/2030 (b)(d)(g)	2,030,000	2,030,000
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/15/2031 (b)(d)(g)	2,239,388	2,244,292
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 9/29/2028 (b)(d)(g)	565,646	566,116
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/30/2031 (b)(d)(g)	327,080	328,224
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3327% 2/11/2030 (b)(d)(g)	845,000	842,533
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(k)	31,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(d)(g)(h)(i)(k)	71,751	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(d)(g)	14,098,450	7,628,812
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.009% 2/28/2030 (b)(d)(g)	1,299,095	1,260,395
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 8/1/2029 (b)(d)(g)	1,784,557	1,790,143
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3003% 5/10/2029 (b)(d)(g)	393,025	387,008
		31,029,755
TOTAL ENERGY		33,642,227

Financials - 0.6%
Capital Markets - 0.1%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 2/14/2031 (b)(d)(g)	4,000,000	4,005,200
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 6/13/2031 (b)(d)(g)	3,035,992	3,038,178
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(d)(g)	4,300,750	4,313,652
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/17/2031 (b)(d)(g)	825,850	824,041
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8268% 9/15/2031 (b)(d)(g)	2,867,463	2,850,000
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (b)(d)(g)	1,306,725	1,304,726
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (b)(d)(g)	2,096,152	2,090,911
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (b)(d)(g)	3,314,947	3,305,334
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (b)(d)(g)	715,000	711,425
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 12/1/2028 (b)(d)(g)	487,481	489,103
		22,932,570
Financial Services - 0.2%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/31/2031 (b)(d)(g)	6,344,750	6,348,747
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(d)(g)(i)	2,320,000	2,296,800
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (b)(d)(g)	2,094,750	2,100,427
Epic Creations Inc Tranche DD DIP TL 1LN, term loan 14.3216% 7/31/2025 (d)(g)(h)	2,078	2,077
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0297% 4/16/2029 (b)(d)(g)	1,665,031	1,672,324
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/17/2031 (b)(d)(g)	3,280,000	3,273,407
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6768% 11/5/2029 (b)(d)(g)	3,030,000	3,002,397
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (b)(d)(g)	4,561,089	4,562,822
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (b)(d)(g)(i)	960,000	960,298
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 5/16/2031 (b)(d)(g)	1,953,520	1,960,846
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0252% 2/20/2030 (b)(d)(g)	624,084	623,616
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/12/2032 (b)(d)(g)(i)	325,000	326,895
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6785% 10/3/2029 (b)(d)(g)(h)	56,033	55,360
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9285% 10/3/2029 (b)(d)(g)(h)	119,696	69,185
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (b)(d)(g)	1,885,799	1,884,630
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (b)(d)(g)	758,957	758,114
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (b)(d)(g)	513,713	514,802
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(d)(g)	7,818,000	7,742,244
		38,154,991
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (b)(d)(g)	11,783,560	11,697,658
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/21/2032 (b)(d)(g)(i)	2,755,000	2,756,543
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 5/23/2033 (b)(d)(g)(i)	1,235,000	1,241,175
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 1/30/2032 (b)(d)(g)	2,304,225	2,300,838
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 12/29/2031 (b)(d)(g)	1,439,698	1,433,996
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (b)(d)(g)	1,984,771	1,973,200
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 8/19/2028 (b)(d)(g)	2,735,501	2,725,242
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (b)(d)(g)	9,723,055	9,603,072
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (b)(d)(g)	2,325,000	2,240,719
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (b)(d)(g)	6,340,000	5,995,294
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 7/31/2027 (b)(d)(g)	3,677,231	3,652,704
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (b)(d)(g)	6,477,656	6,475,259
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (b)(d)(g)	3,129,556	3,120,418
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 9/29/2030 (b)(d)(g)	2,945,485	2,930,405
		58,146,523
TOTAL FINANCIALS		119,234,084

Health Care - 0.4%
Health Care Equipment & Supplies - 0.0%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 11/8/2027 (b)(d)(g)	28,447	28,497
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/30/2029 (b)(d)(g)	240,887	239,959
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2031 (b)(d)(g)	3,595,856	3,606,788
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (b)(d)(g)	7,283,541	7,275,092
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5492% 5/30/2031 (b)(d)(g)	2,064,625	2,065,926
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/29/2031 (b)(d)(g)	228,913	227,253
		13,443,515
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6992% 2/15/2029 (b)(d)(g)	664,752	409,374
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7992% 6/28/2029 (b)(d)(g)	223,632	197,914
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5827% 2/11/2028 (b)(d)(g)	2,181,331	2,178,997
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (b)(d)(g)	1,945,250	1,944,880
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (b)(d)(g)	672,354	642,771
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (b)(d)(g)	3,898,300	3,814,837
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 10/23/2031 (b)(d)(g)	3,118,479	3,107,564
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.149% 10/23/2031 (b)(d)(g)(j)	401,521	400,116
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(d)(g)	187,884	188,401
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(d)(g)	46,811	46,940
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (b)(d)(g)	1,985,981	1,990,172
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 7/1/2031 (b)(d)(g)	540,919	363,016
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1717% 3/2/2028 (b)(d)(g)	957,237	926,998
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1492% 3/2/2028 (b)(d)(g)	27,806	26,928
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(d)(g)(i)	1,410,000	1,399,425
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 2/21/2031 (b)(d)(g)	2,519,614	2,520,193
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (b)(d)(g)	2,966,692	2,966,010
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(d)(g)	1,184,309	1,173,129
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (b)(d)(g)	3,380,000	3,380,575
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6887% 10/1/2028 (b)(d)(g)	2,332,055	2,292,037
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/11/2031 (b)(d)(g)	419,817	419,818
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 5.8695% 10/11/2031 (b)(d)(g)(j)	19,130	19,130
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 12/15/2027 (b)(d)(g)	493,702	494,443
		30,903,668
Health Care Technology - 0.1%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (b)(d)(g)	5,753,678	5,725,946
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	265,000	265,249
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0742% 5/1/2031 (b)(d)(g)	4,569,040	4,543,362
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/28/2029 (b)(d)(g)	826,650	819,416
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 11/26/2031 (b)(d)(g)	2,807,963	2,799,623
		14,153,596
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (b)(d)(g)	7,780,000	7,372,639
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1742% 8/1/2027 (b)(d)(g)	1,016,340	1,014,643
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 4/23/2031 (b)(d)(g)	2,746,200	2,679,275
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/5/2028 (b)(d)(g)	2,301,000	2,298,837
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 5/19/2031 (b)(d)(g)	2,084,726	2,027,396
		15,392,790
TOTAL HEALTH CARE		73,893,569

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 10/31/2030 (b)(d)(g)	411,893	412,184
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 1/27/2032 (b)(d)(g)	890,000	886,111
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0539% 2/26/2032 (b)(d)(g)	2,768,793	2,748,470
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 2/26/2032 (b)(d)(g)(i)(j)	261,207	259,290
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3003% 12/11/2031 (b)(d)(g)	1,306,154	1,301,256
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 1% 12/11/2031 (b)(d)(g)(j)	108,846	108,438
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (b)(d)(g)	690,436	692,217
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 3/22/2030 (b)(d)(g)	3,151,902	3,159,120
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/19/2032 (b)(d)(g)	3,910,400	3,907,780
		13,474,866
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(d)(g)	1,589,793	1,588,569
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (b)(d)(g)	604,707	604,241
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 11/23/2028 (b)(d)(g)	1,100,422	1,018,407
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 3/17/2030 (b)(d)(g)	955,870	933,407
		4,144,624
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 5/17/2028 (b)(d)(g)	1,768,092	1,298,080
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/3/2029 (b)(d)(g)	1,061,239	1,062,046
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/13/2029 (b)(d)(g)	232,653	233,293
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 11/3/2028 (b)(d)(g)	3,395,140	3,379,319
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 8/4/2031 (b)(d)(g)	502,475	499,651
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5716% 1/24/2029 (b)(d)(g)	566,250	565,010
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3327% 2/20/2032 (b)(d)(g)	1,430,000	1,363,262
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(d)(g)	3,468,082	3,120,407
		11,521,068
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (b)(d)(g)	7,462,861	7,407,859
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (b)(d)(g)	8,039,331	8,046,889
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0329% 11/1/2031 (b)(d)(g)	1,165,517	1,166,485
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (b)(d)(g)(j)	134,483	134,594
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/15/2031 (b)(d)(g)	3,297,472	2,860,557
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 5/31/2028 (b)(d)(g)	1,264,506	1,264,506
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (b)(d)(g)	6,493,943	5,398,090
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.2992% 5/2/2030 (b)(d)(g)	328,350	311,112
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9297% 5/3/2029 (b)(d)(g)	203,871	179,815
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.2704% 2/9/2031 (b)(d)(g)	241,947	241,746
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (b)(d)(g)	3,105,844	3,109,913
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/21/2028 (b)(d)(g)	2,230,944	2,236,834
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (b)(d)(g)	349,643	352,992
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8185% 3/3/2032 (b)(d)(g)	2,075,000	2,063,982
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5105% 5/6/2032 (b)(d)(g)	1,510,000	1,509,788
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (b)(d)(g)	2,569,543	2,566,074
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0797% 10/11/2028 (b)(d)(g)	1,117,798	1,041,553
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(d)(g)	7,769,865	7,252,704
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0326% 7/25/2030 (b)(d)(g)	2,495,348	2,498,018
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 3/19/2032 (b)(d)(g)	765,000	762,766
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 11/30/2028 (b)(d)(g)	1,787,240	1,788,366
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5752% 11/30/2028 (b)(d)(g)	137,652	137,739
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.443% 12/10/2026 (b)(d)(g)	562,825	564,232
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/24/2031 (b)(d)(g)	1,870,000	1,874,675
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 11.4413% 10/19/2030 (b)(d)(g)	400,232	319,685
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4413% 4/19/2030 (b)(d)(g)	416,602	410,353
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 11/2/2029 (b)(d)(g)	3,133,318	3,127,458
		58,628,785
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0379% 3/27/2031 (b)(d)(g)	471,724	469,450
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8285% 11/3/2031 (b)(d)(g)	994,413	994,104
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 1/21/2028 (b)(d)(g)	1,500,000	1,506,000
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 2/16/2028 (b)(d)(g)	1,500,000	1,502,505
		4,472,059
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0731% 3/2/2027 (b)(d)(g)	1,945,198	1,942,708
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (b)(d)(g)	2,216,400	2,204,897
Machinery - 0.0%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4413% 7/30/2029 (b)(d)(g)	751,747	755,806
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7879% 3/15/2030 (b)(d)(g)	1,835,494	1,836,650
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8242% 9/28/2028 (b)(d)(g)	138,992	137,378
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 10/10/2031 (b)(d)(g)	589,113	586,656
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 1/2/2032 (b)(d)(g)	315,000	315,473
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (b)(d)(g)	2,487,412	2,424,705
		6,056,668
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5224% 4/20/2028 (b)(d)(g)	435,500	430,492
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (b)(d)(g)(i)	945,000	948,345
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5068% 6/4/2029 (b)(d)(g)	2,321,550	2,288,654
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (b)(d)(g)	110,385	110,930
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (b)(d)(g)	722,800	724,064
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (b)(d)(g)	540,000	539,552
		5,042,037
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 2/4/2028 (b)(d)(g)	1,492,227	1,493,540
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (b)(d)(g)	3,705,713	3,684,886
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0744% 10/30/2031 (b)(d)(g)	523,688	524,017
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(d)(g)	4,286,842	3,959,972
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 9/29/2028 (b)(d)(g)	762,346	763,459
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2797% 3/1/2031 (b)(d)(g)	362,267	362,720
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/16/2030 (b)(d)(g)	2,251,052	2,201,529
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2797% 7/31/2030 (b)(d)(g)	288,480	246,578
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/30/2031 (b)(d)(g)	292,788	290,044
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 7/31/2031 (b)(d)(g)	3,560,484	3,562,940
		17,089,685
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.791% 1/31/2028 (b)(d)(g)	604,223	584,537
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (b)(d)(g)	1,731,840	1,623,358
QXO Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2804% 4/30/2032 (b)(d)(g)	260,089	260,562
		2,468,457
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2605% 4/8/2030 (b)(d)(g)	935,045	930,603
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5492% 1/2/2029 (b)(d)(g)	244,966	240,985
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 10.0608% 8/10/2029 (b)(d)(g)	695,076	428,341
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/26/2028 (b)(d)(g)	1,981,003	1,973,991
		3,573,920
TOTAL INDUSTRIALS		130,619,774

Information Technology - 1.0%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0744% 10/24/2030 (b)(d)(g)	78,410	78,557
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (b)(d)(g)	6,542,247	6,598,576
		6,677,133
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/2/2029 (b)(d)(g)	2,555,901	2,559,096
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (b)(d)(g)	1,500,000	1,488,750
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (b)(d)(g)	1,073,564	1,072,490
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.5% 3/31/2028 (b)(d)(g)(j)	17,485	17,092
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/30/2031 (b)(d)(g)	969,829	969,033
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (b)(d)(g)	2,238,775	2,240,342
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/17/2032 (b)(d)(g)	785,000	785,000
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (b)(d)(g)	2,189,513	2,185,418
		11,317,221
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 2/3/2031 (b)(d)(g)	1,918,958	1,919,227
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0177% 2/12/2029 (b)(d)(g)	152,000	122,550
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(d)(g)	4,526,449	4,240,739
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 3/6/2028 (b)(d)(g)	1,795,000	1,789,759
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 3/20/2033 (b)(d)(g)	935,000	931,784
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (b)(d)(g)	3,810,000	3,807,295
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/17/2031 (b)(d)(g)	2,800,925	2,789,833
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/1/2028 (b)(d)(g)	6,245,838	5,400,402
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 6/21/2031 (b)(d)(g)	2,505,000	2,505,000
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	7,770,000	7,729,907
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (b)(d)(g)	4,820,880	4,771,996
		36,008,492
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3247% 8/17/2029 (b)(d)(g)	994,139	994,636
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 2/24/2031 (b)(d)(g)	2,352,487	2,359,851
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (b)(d)(g)	1,706,821	1,692,416
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (b)(d)(g)	5,665,113	5,635,597
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 3/21/2031 (b)(d)(g)	1,990,000	1,984,089
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (b)(d)(g)	4,982,767	4,967,221
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/29/2028 (b)(d)(g)	1,524,278	1,526,184
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (b)(d)(g)	13,286,799	13,097,861
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (b)(d)(g)	1,353,000	1,166,962
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/2/2029 (b)(d)(g)(h)	2,029,913	1,911,522
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (b)(d)(g)	3,539,371	3,541,884
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 5/30/2031 (b)(d)(g)	2,318,503	2,322,607
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(d)(g)(h)	516,256	516,255
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2993% 3/3/2028 (b)(d)(g)	531,589	530,924
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/12/2029 (b)(d)(g)	3,783,594	3,777,918
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2032 (b)(d)(g)	2,992,500	2,981,817
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (b)(d)(g)	2,780,000	2,777,776
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (b)(d)(g)	2,175,000	2,119,538
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/31/2031 (b)(d)(g)	4,480,450	4,073,850
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (b)(d)(g)	5,142,579	4,932,865
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5768% 2/23/2029 (b)(d)(g)	3,130,000	2,822,227
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (b)(d)(g)	5,380,082	5,211,955
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5326% 7/31/2026 (b)(d)(g)	2,442,849	1,990,922
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(d)(g)	11,528,556	11,156,530
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.4327% 6/4/2029 (b)(d)(g)	945,000	908,088
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3073% 5/8/2033 (b)(d)(g)	2,555,000	2,516,675
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5519% 10/26/2030 (b)(d)(g)	1,904,433	1,909,194
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 7/16/2031 (b)(d)(g)	2,153,705	2,149,785
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (b)(d)(g)	4,175,252	4,171,202
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1972% 5/15/2028 (b)(d)(g)	807,707	360,326
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6972% 5/15/2028 (b)(d)(g)	188,162	187,557
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (b)(d)(g)	570,000	569,464
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/24/2028 (b)(d)(g)	3,817,172	3,784,650
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1768% 10/2/2028 (b)(d)(g)	2,766,511	2,741,308
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/5/2030 (b)(d)(g)	4,690,424	4,316,644
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 11/22/2029 (b)(d)(g)	1,242,077	1,235,867
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 8/13/2029 (b)(d)(g)	1,776,558	1,775,670
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (b)(d)(g)	2,920,875	2,930,368
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3285% 2/10/2031 (b)(d)(g)	8,343,584	8,356,934
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (b)(d)(g)	2,332,568	2,332,568
		123,345,071
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(d)(g)	6,780,000	6,678,300
TOTAL INFORMATION TECHNOLOGY		185,020,853

Materials - 0.5%
Chemicals - 0.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 12/14/2029 (b)(d)(g)	2,412,491	2,194,354
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/24/2027 (b)(d)(g)	317,188	308,465
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1768% 11/24/2028 (b)(d)(g)	110,000	102,346
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (b)(d)(g)	3,477,215	3,380,722
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(d)(g)	162,885	133,431
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(d)(g)(j)	38,476	38,476
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(d)(g)	60,648	60,648
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (b)(d)(g)	4,103,303	4,101,375
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9576% 8/29/2029 (b)(d)(g)	65,861	65,888
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 12/20/2029 (b)(d)(g)	72,158	72,279
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/23/2031 (b)(d)(g)	1,471,313	1,442,813
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/18/2028 (b)(d)(g)	2,917,461	2,861,534
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3425% 11/1/2030 (b)(d)(g)	1,928,111	1,900,153
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (b)(d)(g)	4,132,200	4,121,002
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(d)(g)	4,158,495	3,944,915
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(d)(g)	7,623,803	7,567,997
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (b)(d)(g)	172,941	166,077
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/14/2030 (b)(d)(g)	1,440,793	1,275,102
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 4/2/2029 (b)(d)(g)	4,773,230	4,355,572
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(d)(g)	5,448,771	5,210,387
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2185% 12/1/2026 (b)(d)(g)	670,577	628,874
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 1/31/2029 (b)(d)(g)	1,922,484	1,916,486
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(d)(g)	2,375,000	2,276,034
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 9/30/2031 (b)(d)(g)	483,815	485,174
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (b)(d)(g)(j)	49,973	50,113
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (b)(d)(g)	1,678,912	1,672,197
		50,332,414
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (b)(d)(g)	890,000	888,888
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/10/2032 (b)(d)(g)	5,260,000	5,233,700
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/24/2028 (b)(d)(g)	774,544	777,936
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 10/19/2029 (b)(d)(g)	395,936	391,513
		7,292,037
Containers & Packaging - 0.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 3/3/2028 (b)(d)(g)	4,943,075	4,916,283
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8215% 6/7/2031 (b)(d)(g)	4,953,669	4,961,396
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0925% 11/29/2030 (b)(d)(g)	2,249,551	2,252,880
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (b)(d)(g)	8,378,404	8,339,361
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (b)(d)(g)	3,061,478	3,036,129
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.1944% 4/1/2032 (b)(d)(g)(j)	53,522	53,079
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2027 (b)(d)(g)	2,494,113	2,493,439
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/1/2031 (b)(d)(g)	901,884	888,356
Pregis TopCo LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 2/1/2029 (b)(d)(g)	222,070	222,139
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 4/19/2031 (b)(d)(g)	1,929,895	1,934,315
		29,097,377
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(d)(g)(i)	1,545,000	1,356,711
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/23/2031 (b)(d)(g)	684,135	684,990
TOTAL MATERIALS		88,763,529

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/31/2030 (b)(d)(g)	1,457,070	1,460,713
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0785% 8/21/2030 (b)(d)(g)	377,634	376,690
		1,837,403
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0305% 4/16/2031 (b)(d)(g)	512,412	512,360
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 12/20/2030 (b)(d)(g)	3,020,180	3,022,354
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 1/27/2031 (b)(d)(g)	3,780,624	3,771,740
		7,306,454
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/30/2031 (b)(d)(g)	2,325,187	2,333,186
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/31/2030 (b)(d)(g)	554,075	553,454
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/26/2032 (b)(d)(g)	935,000	937,104
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/24/2032 (b)(d)(g)(i)	816,129	804,565
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/4/2032 (b)(d)(g)(i)	103,871	102,399
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(d)(g)	4,878,021	4,817,046
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 12/13/2031 (b)(d)(g)	523,688	523,604
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (b)(d)(g)	4,868,641	4,827,550
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 3/27/2028 (b)(d)(g)	945,000	947,362
		15,846,270
TOTAL UTILITIES		23,152,724

TOTAL UNITED STATES		935,348,316
TOTAL BANK LOAN OBLIGATIONS (Cost $1,037,203,969)		1,025,454,165

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(d) (Cost $1,750,000)	1,750,000	1,784,516

Collateralized Mortgage Obligations - 2.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.6%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)	906,149	831,232
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(f)	3,000,000	3,001,513
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (c)	1,897,675	1,874,612
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	2,120,154	2,078,985
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	1,278,828	1,265,199
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(d)	2,676,179	2,609,270
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (c)	6,674,422	6,435,972
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (c)	9,062,182	8,894,741
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)	3,700,000	3,705,503
Fannie Mae Guaranteed REMIC Series 2006-55 Class GE, 5% 6/25/2026	36,008	35,908
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	78,050	76,204
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.8865% 7/25/2042 (b)(d)	2,825,930	2,802,655
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	126,027	124,849
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	14,442,905	12,299,228
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	7,301,567	6,718,060
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	163,519	161,409
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	51,857	51,295
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	10,550,692	9,505,574
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	2,134,591	1,942,935
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9365% 12/25/2049 (b)(d)	1,497,201	1,463,093
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	2,180,737	1,799,130
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	4,567,566	4,285,913
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	1,388,285	1,210,982
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,643,466	3,220,328
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	359,486	294,002
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	382,030	312,440
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	342,885	288,492
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	976,908	790,424
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	310,167	268,546
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,427,626	1,223,552
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	957,807	831,446
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	8,641,774	7,428,433
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	497,176	423,638
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	297,131	269,802
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	414,591	379,816
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	7,240,657	6,517,405
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	1,533,827	1,379,432
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	320,963	297,839
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	600,648	545,702
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	5,057,708	4,777,513
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	607,123	562,103
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	658,294	618,639
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	203,129	184,126
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,707,793	3,330,241
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	1,156,991	1,128,169
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,434,081	1,253,803
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,455,409	2,984,778
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	2,563,141	2,459,771
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	365,178	313,507
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	1,684,861	1,494,104
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	233,013	226,173
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	667,344	563,542
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,515,853	1,325,440
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (b)(d)	7,427,556	7,201,986
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (b)(d)	15,008,392	14,552,597
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(d)	8,583,264	8,411,581
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(d)	22,076,293	21,416,284
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	1,230,093	1,205,572
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	421,028	382,425
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,380,618	1,221,999
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	2,169,275	1,717,491
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (b)(d)	14,482,342	14,579,157
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(d)	13,758,714	13,856,497
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.822% 11/25/2053 (b)(d)	1,558,103	1,568,615
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.852% 7/25/2054 (b)(d)	1,906,825	1,907,185
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (b)(d)	11,249,156	11,216,979
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	6,702,831	6,302,095
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,863,630	1,697,173
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,447,748	1,344,306
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	947,052	846,902
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	1,026,938	939,615
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (b)(d)	9,958,242	9,916,569
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 3/25/2055 (b)(d)	19,612,951	19,592,669
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 2/25/2055 (b)(d)	14,859,999	14,772,019
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(d)	5,992,306	5,973,771
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(d)	9,697,971	9,677,454
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(d)	9,823,165	9,792,972
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)	5,523,970	5,507,359
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)	5,274,898	5,260,599
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	1,338,341	1,334,265
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	1,098,334	1,031,113
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	738,637	725,965
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	499,061	453,213
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	13,354,868	10,308,660
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	389,470	337,250
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	289,042	248,724
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	397,824	344,951
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	432,398	363,598
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	34,079	33,932
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	781,446	767,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	150,765	136,103
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	412,041	329,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	901,815	811,858
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	5,384,178	4,905,008
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	3,284,353	2,753,414
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	214,837	191,448
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	816,719	686,029
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	6,248,095	5,271,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	497,590	470,623
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,069,869	943,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,030,117	890,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	258,424	214,036
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,090,973	954,039
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	340,579	285,749
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	336,290	278,971
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	886,027	759,599
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	395,192	337,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,823,124	1,562,109
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,118,246	961,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	740,459	635,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	361,022	318,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,407,848	2,090,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	227,954	195,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	535,307	458,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	222,492	195,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	448,572	384,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	424,874	358,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	11,839,015	10,343,309
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	448,574	384,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	168,815	148,865
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	688,586	611,354
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,065,048	920,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,595,423	3,268,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	248,645	224,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	899,272	816,665
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	180,955	159,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	286,566	252,864
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	590,534	547,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	404,456	378,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	844,141	789,764
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,384,509	1,291,298
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	581,493	548,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	803,918	756,516
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	363,703	363,367
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	798,182	788,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 10/25/2053 (b)(d)	4,207,655	4,233,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)	14,097,985	14,036,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(d)	4,929,288	4,886,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(d)	9,282,020	9,264,621
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(d)	10,013,723	9,984,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.672% 3/25/2055 (b)(d)	17,603,643	17,540,569
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	11,095,444	10,750,429
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)	2,800,000	2,803,141
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (c)	1,576,068	1,462,987
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	1,102,699	1,020,667
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)	5,922,000	5,928,215
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	303,267	279,996
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	966,233	889,758
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	147,549	145,612
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	258,528	251,443
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	929,372	925,773
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (c)	9,294,900	8,898,203
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)	2,263,890	2,202,580
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	719,518	701,852
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)	453,535	438,528
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)	5,058,151	4,912,062
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	3,591,927	3,460,003
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (c)(d)	2,100,000	2,097,408
Santander Mortgage Asset Receivable Trust 2025-Nqm2 Series 2025-NQM2 Class A1, 5.732% 2/25/2065 (c)(d)	4,355,395	4,366,175
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	1,188,348	1,119,378
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (c)	4,300,000	4,291,659
TOTAL UNITED STATES		492,544,865
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $491,517,112)		492,544,865

Commercial Mortgage Securities - 4.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (c)	733,000	703,009
UNITED STATES - 4.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	13,780,000	13,837,713
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.8787% 4/15/2042 (b)(c)(d)	571,000	567,762
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.3677% 10/15/2034 (b)(c)(d)	421,000	421,232
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	386,087	367,575
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	111,000	102,802
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	2,412,370	2,403,324
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)	282,048	279,756
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.479% 1/15/2039 (b)(c)(d)	151,453	149,986
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	270,000	263,073
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8227% 7/15/2049 (d)	1,200,000	1,148,105
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,655,246
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,152,075	1,134,673
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	280,221	277,318
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	467,972	462,335
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	1,340,000	1,235,953
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	194,983	193,580
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	1,130,651	1,093,836
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	86,819	83,535
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	102,182
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	274,279	263,127
BANK Series 2020-BN30 Class MCDE, 2.9182% 12/15/2053 (d)	5,208,000	3,460,899
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	421,671
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (d)(l)	9,587,785	405,063
BANK Series 2022-BNK39 Class C, 3.2689% 2/15/2055 (d)	466,000	384,612
BANK Series 2022-BNK44 Class A5, 5.7439% 11/15/2055 (d)	7,185,000	7,452,843
BANK Series 2023-5YR3 Class AS, 7.3152% 9/15/2056 (d)	500,000	531,690
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	4,400,000	4,398,346
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	305,000	312,036
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (d)	275,000	275,263
BANK5 Series 2024-5YR12 Class C, 6.3026% 12/15/2057 (d)	355,000	357,562
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	4,000,000	4,129,821
BANK5 Series 2025-5YR14 Class XA, 0.9842% 4/15/2058 (d)(l)	31,510,692	1,314,821
BANK5 Series 2025-5YR14 Class XB, 0.2716% 4/15/2058 (d)(l)	78,532,000	1,158,708
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,541,872
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5874% 4/15/2053 (d)	304,000	256,171
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	278,168
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	250,000	235,922
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.13% 11/15/2056 (d)	489,000	492,108
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	138,524
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	245,870
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (c)	690,000	530,932
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	268,000	261,973
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	264,000	263,249
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (c)(d)	509,000	483,790
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	879,000	866,767
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (c)	184,000	138,998
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	8,600,000	8,880,604
Bbcms Mtg Tr Series 2025-5C34 Class C, 7.0335% 5/15/2058	1,892,000	1,967,530
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (d)	750,000	765,362
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	124,147
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	385,989	379,195
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	718,460	709,131
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/2053 (c)(d)	1,000,000	977,612
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	458,645
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(d)	575,000	527,347
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(d)	631,000	571,008
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.2337% 7/15/2054 (d)(l)	4,059,907	215,853
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	465,453
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,800,000	1,554,571
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.614% 3/15/2055 (d)	1,000,000	771,015
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.4431% 5/15/2055 (d)	500,000	423,508
Benchmark Mortgage Trust Series 2023-B40 Class AS, 6.5945% 12/15/2056	500,000	528,286
Benchmark Mortgage Trust Series 2023-V2 Class AS, 6.5374% 5/15/2055	500,000	517,242
Benchmark Mortgage Trust Series 2023-V4 Class B, 7.4602% 11/15/2056 (d)	250,000	265,537
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	1,159,000	1,166,109
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (d)	640,000	648,741
Benchmark Mortgage Trust Series 2025-V14 Class A4, 5.6599% 4/15/2057	2,200,000	2,271,954
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.9682% 11/15/2041 (b)(c)(d)	726,000	724,330
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.0176% 8/15/2026 (b)(c)(d)	616,453	615,772
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	2,540,011	2,541,598
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 6.9191% 3/15/2041 (b)(c)(d)	474,414	473,228
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.5243% 6/15/2058 (d)	1,175,000	1,187,148
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3253% 9/15/2054 (d)	2,800,000	2,872,753
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.244% 11/15/2056 (d)	330,000	351,422
BMO Mortgage Trust Series 2023-C4 Class C, 5.8627% 2/15/2056 (d)	710,989	704,695
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (d)	455,000	476,686
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (d)	200,000	206,322
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	212,000	207,363
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	586,000	590,499
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)	1,200,000	1,243,682
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7075% 4/15/2058 (d)(l)	17,598,660	534,994
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	4,493,000	4,495,808
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)	2,218,000	2,219,386
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.17% 6/15/2041 (b)(c)(d)	1,569,000	1,569,981
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(d)	20,712,000	20,815,691
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (c)(d)	8,900,000	8,957,602
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(d)	633,000	638,743
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(d)	1,414,000	1,434,510
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	17,805,000	17,799,436
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	1,165,000	1,164,272
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (c)(d)	1,460,000	1,529,797
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	268,000	269,575
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	156,000	143,602
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (c)(d)	693,000	716,557
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.7667% 11/15/2028 (b)(c)(d)	1,000,000	1,000,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (c)(d)	1,755,000	1,579,519
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(d)	1,146,000	1,004,269
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.5865% 2/15/2039 (b)(c)(d)	945,000	937,322
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4345% 2/15/2039 (b)(c)(d)	795,900	790,054
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0167% 5/15/2034 (b)(c)(d)	2,845,539	2,834,868
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (c)(d)	443,000	438,878
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (c)(d)	110,000	109,279
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (c)(d)	411,000	409,887
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(d)	2,176,000	2,262,828
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	31,630,181	31,649,950
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0171% 3/15/2041 (b)(c)(d)	2,095,547	2,083,556
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 6/15/2038 (b)(c)(d)	11,334,466	11,323,840
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2435% 6/15/2038 (b)(c)(d)	5,710,193	5,703,056
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.7935% 6/15/2038 (b)(c)(d)	1,266,886	1,264,907
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2435% 6/15/2038 (b)(c)(d)	677,996	676,512
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	2,684,025	2,684,025
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (c)(d)	11,886,171	11,901,029
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.017% 5/15/2041 (b)(c)(d)	796,660	794,009
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	235,490	233,282
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6753% 4/15/2034 (b)(c)(d)	1,917,000	1,885,849
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9753% 4/15/2034 (b)(c)(d)	210,000	206,325
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2753% 4/15/2034 (b)(c)(d)	220,000	215,875
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (c)(d)	28,186,000	25,685,468
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2635% 12/15/2038 (b)(c)(d)	1,234,142	1,230,285
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6625% 12/15/2038 (b)(c)(d)	1,433,821	1,423,068
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.0145%, 6.3435% 2/15/2038 (b)(c)(d)	611,462	593,294
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.4645%, 6.7935% 2/15/2038 (b)(c)(d)	580,419	557,419
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	3,274,000	3,259,699
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)	3,496,000	3,476,335
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)	5,034,000	4,999,391
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7418% 10/15/2036 (b)(c)(d)	1,147,000	1,136,964
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.391% 10/15/2036 (b)(c)(d)	3,283,000	3,260,429
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.3896% 10/15/2036 (b)(c)(d)	667,732	660,637
BX Commercial Mortgage Trust Series 2021-VINO Class F, CME Term SOFR 1 month Index + 2.9168%, 7.2458% 5/15/2038 (b)(c)(d)	1,512,000	1,506,803
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	3,133,851	3,127,975
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	891,100	888,315
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8904% 2/15/2039 (b)(c)(d)	2,060,800	2,051,784
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2895% 2/15/2039 (b)(c)(d)	592,200	589,239
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	11,915,103	11,963,585
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	3,221,324	3,230,384
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9689% 12/9/2040 (b)(c)(d)	307,884	308,750
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9175% 12/9/2040 (b)(c)(d)	1,790,022	1,795,056
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.1195% 10/15/2041 (b)(c)(d)	599,488	599,488
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 7.4179% 8/15/2039 (b)(c)(d)	951,305	953,685
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.8682% 11/15/2041 (b)(c)(d)	2,000,000	1,993,256
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	11,947,414	11,947,414
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0185% 2/15/2039 (b)(c)(d)	885,455	886,561
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.067% 2/15/2039 (b)(c)(d)	885,455	886,097
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9171% 3/15/2034 (b)(c)(d)	405,000	403,273
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	25,085,000	25,087,917
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.0717% 4/15/2040 (b)(c)(d)	9,004,000	8,953,563
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0189% 4/15/2040 (b)(c)(d)	2,597,000	2,575,930
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	4,323,000	4,328,832
Bx Tr 2025-Tail Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.75% 6/15/2035 (b)(c)(d)	1,344,000	1,344,000
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6% 6/15/2035 (b)(c)(d)	838,000	838,000
BX Trust 2019-OC11 Series 2019-OC11 Class D, 3.944% 12/9/2041 (c)(d)	500,000	462,279
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(d)	3,310,000	2,999,625
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (c)(d)(l)	104,100,000	3,047,049
BX Trust 2021-VOL Series 2021-VOLT Class D, CME Term SOFR 1 month Index + 1.7645%, 6.0932% 9/15/2036 (b)(c)(d)	1,201,068	1,193,561
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8432% 9/15/2036 (b)(c)(d)	1,424,000	1,412,430
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.2932% 9/15/2036 (b)(c)(d)	1,741,207	1,718,627
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2181% 7/15/2029 (b)(c)(d)	2,600,000	2,564,250
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2666% 7/15/2029 (b)(c)(d)	2,500,000	2,471,396
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	12,759,863	12,775,813
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)	1,331,041	1,332,704
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2699% 4/15/2041 (b)(c)(d)	1,105,284	1,106,666
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0174% 4/15/2041 (b)(c)(d)	1,678,488	1,672,907
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2689% 11/15/2041 (b)(c)(d)	204,300	204,428
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2675% 11/15/2041 (b)(c)(d)	979,169	973,968
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	33,305,000	33,055,213
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	4,636,000	4,589,640
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	6,531,000	6,416,708
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.27% 3/15/2030 (b)(c)(d)	1,330,000	1,296,790
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)	8,328,000	7,661,105
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7385% 11/15/2038 (b)(c)(d)	857,298	847,118
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)	9,127,461	9,093,233
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	1,400,000	1,399,126
BX Trust Series 2021-LBA Class DJV, CME Term SOFR 1 month Index + 1.7145%, 6.0435% 2/15/2036 (b)(c)(d)	1,250,000	1,236,719
BX Trust Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.7145%, 6.0435% 2/15/2036 (b)(c)(d)	988,512	978,009
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.4435% 2/15/2036 (b)(c)(d)	1,000,000	990,625
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.4435% 2/15/2036 (b)(c)(d)	723,591	716,807
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 2/15/2036 (b)(c)(d)	100,000	98,750
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 2/15/2036 (b)(c)(d)	310,788	306,903
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	1,775,826	1,774,716
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 1/15/2034 (b)(c)(d)	357,560	356,443
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4435% 1/15/2034 (b)(c)(d)	138,243	137,665
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3435% 1/15/2034 (b)(c)(d)	700,000	694,691
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.3805% 9/15/2034 (b)(c)(d)	1,462,803	1,444,518
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	15,114,960	15,105,513
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)	842,800	842,800
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)	190,400	190,400
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)	159,600	159,599
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 8.3157% 4/15/2037 (b)(c)(d)	960,400	960,400
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0287% 1/15/2039 (b)(c)(d)	2,500,000	2,484,375
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6787% 1/15/2039 (b)(c)(d)	647,360	640,077
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 7.0287% 1/15/2039 (b)(c)(d)	1,000,000	991,018
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6277% 1/15/2039 (b)(c)(d)	1,400,000	1,381,985
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	17,869,315	17,891,630
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	4,375,946	4,380,049
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5168% 2/15/2039 (b)(c)(d)	2,367,424	2,366,209
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	2,201,162	2,202,538
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)	2,922,868	2,924,695
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	12,432,000	12,385,380
BX Trust Series 2025-DIME Class E, 7.3287% 2/15/2035 (c)	1,455,000	1,443,715
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.28% 6/15/2040 (b)(c)(d)	216,000	216,000
BX Trust Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5194% 3/15/2042 (b)(c)(d)	1,068,000	1,059,990
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.2684% 3/15/2042 (b)(c)(d)	849,000	830,841
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.696% 12/15/2037 (b)(c)(d)	700,000	699,563
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	1,974,428	1,900,948
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	4,491,895	4,365,412
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	700,000	688,574
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	1,000,000	926,270
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.3118% 11/10/2042 (c)(d)	625,000	541,999
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (c)(d)	1,025,000	857,588
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	1,045,014	998,029
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.3597% 7/10/2028 (c)(d)	1,012,000	1,032,939
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6707% 11/10/2047 (d)(h)	395,667	381,661
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	753,259	751,450
COMM Mortgage Trust Series 2015-CR27 Class ASB, 3.404% 10/10/2048	186,469	186,160
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	2,150,000	2,077,309
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2871% 2/10/2048 (d)	1,150,000	1,040,278
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	110,000	108,320
COMM Mortgage Trust Series 2015-LC19 Class C, 4.1051% 2/10/2048 (d)(h)	818,000	788,498
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,904,000	1,855,231
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	843,658	834,266
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (d)	121,000	113,977
COMM Mortgage Trust Series 2017-COR2 Class C, 4.5872% 9/10/2050 (d)	278,000	261,948
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (c)	3,174,000	3,012,720
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	211,898
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2172% 8/15/2041 (b)(c)(d)	884,000	877,187
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (c)(d)	100,000	80,708
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	73,417	73,254
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2578% 6/15/2050 (d)	801,000	688,020
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	654,593	647,359
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,169,142
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.626% 12/15/2030 (b)(c)(d)	809,000	752,594
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (c)	150,000	137,460
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (c)(d)	1,310,000	1,092,581
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	132,166	130,658
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	2,521,007	2,505,626
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,493,999	1,471,959
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,025,000	1,756,839
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	343,161
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	462,000	384,539
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3519% 8/10/2044 (c)(d)	1,459,362	1,397,339
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.1405% 9/12/2040 (c)(d)	730,000	730,050
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3287% 3/15/2034 (b)(c)(d)	2,250,000	2,253,278
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(d)	1,071,000	1,093,593
DTP Commercial Mortgage Trust Series 2023-STE2 Class B, 5.7892% 1/15/2041 (c)(d)	120,000	120,762
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (c)(d)	500,000	506,358
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (c)(d)	1,825,000	1,823,107
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.7759% 1/15/2041 (c)(d)	150,000	142,961
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	15,439,029	15,400,432
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5637% 11/15/2038 (b)(c)(d)	2,034,632	2,027,638
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1105% 11/15/2038 (b)(c)(d)	792,078	787,622
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0584% 11/15/2038 (b)(c)(d)	1,997,675	1,975,639
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	391,000	394,082
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	330,000	333,177
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	100,949
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	7,947,705	7,947,705
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)	7,230,645	7,230,645
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)	5,603,535	5,603,535
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)	5,687,593	5,687,593
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1435% 7/15/2038 (b)(c)(d)	2,211,222	2,211,222
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 8.5787% 12/15/2039 (b)(c)(d)	653,000	651,985
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9787% 12/15/2039 (b)(c)(d)	1,054,000	1,053,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	124,058	123,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,254,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	5,526,000	5,452,618
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (c)(d)	500,000	517,060
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	179,080
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	914,546	902,436
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,591,861
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (c)	115,000	92,896
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6973% 9/10/2052 (d)	1,170,000	1,001,315
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (c)(d)	1,055,000	903,612
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	1,191,000	1,183,556
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)	184,000	182,620
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)	152,000	150,860
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(d)	2,750,000	2,768,178
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (c)(d)	202,000	201,213
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.4576% 8/10/2041 (c)(d)	848,000	840,138
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.7767% 11/25/2041 (b)(c)(d)	430,000	430,025
Hilton USA Trust Series 2016-HHV Class B, 4.1935% 11/5/2038 (c)(d)	3,100,000	3,049,178
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(d)	1,000,000	966,504
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(d)	3,000,000	2,876,251
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/2035 (c)	295,000	289,028
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.179% 3/15/2042 (b)(c)(d)	394,000	391,783
Ip 2025-Ip Mtg Tr Series 2025-IP, 7.851% 6/10/2042 (c)(d)	609,000	609,000
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.502% 2/15/2047 (d)	628,000	601,323
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.671% 1/15/2048 (c)(d)	1,180,000	979,388
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	848,419	830,842
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	523,863	516,933
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)	385,000	364,859
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	50,000	38,135
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)	76,000	48,470
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(d)	630,000	572,938
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.7828% 6/5/2039 (c)(d)	629,818	551,552
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1435% 4/15/2038 (b)(c)(d)	695,000	694,565
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6435% 4/15/2038 (b)(c)(d)	1,178,000	1,176,896
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (c)(d)	846,000	832,933
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(d)	675,000	652,969
KNDR Trust Series 2021-KIND Class B, CME Term SOFR 1 month Index + 1.4645%, 5.8% 8/15/2038 (b)(c)(d)	173,575	170,970
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.2% 8/15/2038 (b)(c)(d)	322,353	317,115
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.75% 8/15/2038 (b)(c)(d)	1,689,129	1,657,458
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3287% 3/15/2042 (b)(c)(d)	619,000	613,725
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.9697% 10/15/2041 (b)(c)(d)	950,000	948,813
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0168% 6/15/2039 (b)(c)(d)	1,000,000	998,750
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.7657% 6/15/2039 (b)(c)(d)	355,000	353,535
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	7,860,000	7,624,200
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	1,986,000	1,807,260
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)	1,113,000	1,001,700
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)	1,354,000	1,211,722
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5435% 3/15/2038 (b)(c)(d)	24,564	24,395
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 3/15/2038 (b)(c)(d)	224,000	222,040
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2038 (b)(c)(d)	195,300	192,859
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (c)(d)	318,000	317,608
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (c)	300,000	305,250
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0444% 4/15/2038 (b)(c)(d)	2,314,400	2,312,953
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6444% 4/15/2038 (b)(c)(d)	2,600,000	2,598,375
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8435% 5/15/2038 (b)(c)(d)	269,600	268,589
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6435% 7/15/2038 (b)(c)(d)	2,327,000	2,321,183
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.1935% 7/15/2038 (b)(c)(d)	2,473,000	2,468,363
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9393% 1/15/2039 (b)(c)(d)	1,860,000	1,847,213
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.5879% 1/15/2039 (b)(c)(d)	1,040,000	1,032,200
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2862% 1/15/2027 (b)(c)(d)	913,600	912,009
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.8018% 5/15/2046 (c)(d)	204,000	185,379
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.0115% 5/15/2048 (d)	850,000	814,617
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.0115% 5/15/2048 (d)	716,000	648,461
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	2,090,000	2,034,965
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,463,762
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,164,576
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	238,598
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	948,867
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (c)	307,836	247,608
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,284,000	1,129,715
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	181,813
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,437,751	1,381,533
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	229,153
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	1,563,888	1,621,153
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.865% 5/5/2029 (c)(d)(l)	15,906,029	492,234
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	349,000	326,114
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0803% 9/24/2057 (c)(d)	376,000	352,825
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (d)	64,000	67,675
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0181% 12/15/2056 (d)	716,000	726,542
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (c)	24,000	18,131
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.5% 1/15/2037 (c)(d)	2,266,000	1,859,594
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(d)	2,338,000	2,371,278
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	780,589	782,755
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	1,461,600	1,461,600
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.5646% 11/15/2040 (b)(c)(d)	400,000	400,000
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0125% 11/15/2040 (b)(c)(d)	280,000	280,000
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7582% 11/15/2040 (b)(c)(d)	800,000	799,000
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	1,786,000	1,473,986
PRM5 Trust Series 2025-PRM5 Class D, 5.6245% 3/10/2033 (c)(d)	391,000	386,756
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (c)(d)	1,431,000	1,425,419
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	1,772,000	1,849,464
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5172% 11/15/2034 (b)(c)(d)	536,000	534,537
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5157% 11/15/2034 (b)(c)(d)	447,000	444,455
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9287% 10/15/2041 (b)(c)(d)	912,000	911,430
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.7787% 10/15/2041 (b)(c)(d)	237,000	234,776
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3287% 2/15/2039 (b)(c)(d)	501,000	491,021
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9787% 2/15/2039 (b)(c)(d)	261,000	253,202
SREIT Trust Series 2021-FLWR Class E, CME Term SOFR 1 month Index + 2.0385%, 6.3675% 7/15/2036 (b)(c)(d)	800,000	796,000
SREIT Trust Series 2021-FLWR Class F, CME Term SOFR 1 month Index + 2.787%, 7.116% 7/15/2036 (b)(c)(d)	400,000	398,000
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7093% 10/15/2038 (b)(c)(d)	744,000	733,057
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	19,248,896	19,224,835
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	8,114,114	8,088,757
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7722% 11/15/2038 (b)(c)(d)	569,573	567,438
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)	3,020,669	3,009,341
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.417% 11/15/2038 (b)(c)(d)	2,558,467	2,548,344
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0596% 10/15/2034 (b)(c)(d)	1,146,000	1,141,225
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.994% 11/15/2036 (b)(c)(d)	1,523,000	1,500,591
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.643% 11/15/2036 (b)(c)(d)	252,000	247,790
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.9699% 2/15/2042 (b)(c)(d)	915,000	904,698
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5676% 2/15/2042 (b)(c)(d)	2,557,000	2,528,586
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	38,011,000	37,999,065
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)	2,999,000	2,987,746
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)	5,588,000	5,552,819
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 7.0695% 12/15/2039 (b)(c)(d)	1,410,000	1,385,682
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.5797% 12/10/2033 (c)(d)	500,000	526,041
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	1,367,015	1,324,255
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,612,437	1,591,464
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.6935% 7/15/2039 (b)(c)(d)	500,000	468,713
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	1,569,000	1,300,419
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	80,000	63,839
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class A4, 3.637% 6/15/2048	1,012,707	1,010,181
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	1,544,030	1,534,628
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	775,000	682,083
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4932% 7/15/2048 (b)(c)(d)	4,000,000	4,000,569
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,975,430	2,928,815
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	576,917	572,764
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	2,133,546	2,092,898
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	2,009,796	1,995,256
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.3944% 11/15/2049 (d)	1,279,000	1,215,058
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	604,832	598,148
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	722,723	715,010
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	100,000	95,450
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,758,186
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	159,921	157,409
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	753,635	722,732
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (c)	250,000	184,653
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	1,021,000	1,013,404
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0435% 2/15/2040 (b)(c)(d)	600,000	599,646
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.8268% 7/15/2035 (c)(d)	846,000	856,257
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3334% 11/15/2057 (d)	166,000	167,205
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	1,100,000	1,097,315
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	2,700,000	2,686,492
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(d)	8,813,000	8,786,793
WFCM Series 2022-C62 Class B, 4.3483% 4/15/2055 (d)	886,000	797,216
TOTAL UNITED STATES		871,031,338
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $870,047,465)		871,734,347

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	236	3,352
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Joann Inc (h)(m)	68,801	1
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (h)(m)	3,883	339,687
New Fortress Energy Inc	59,662	148,558
		488,245
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (m)	3,000	11
Financial Services - 0.0%
Carnelian Point Holdings LP warrants 6/30/2027 (h)(m)	350	1,022
TOTAL FINANCIALS		1,033

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(m)	35,749	451,510
Cano Health LLC warrants (h)(m)	1,756	7,867
		459,377
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	14,969	89,665
Spirit Aviation Holdings Inc	4,864	29,135
		118,800
TOTAL UNITED STATES		1,070,808
TOTAL COMMON STOCKS (Cost $1,796,983)		1,070,808

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	3,624,029	3,478,245
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	1,277,000	1,167,296
ON Semiconductor Corp 0% 5/1/2027 (n)	1,042,000	1,124,110
Wolfspeed Inc 1.875% 12/1/2029	5,385,000	969,300
		3,260,706
Software - 0.0%
Core Scientific Inc 0% 6/15/2031 (c)(n)	2,262,000	2,103,660
Core Scientific Inc 3% 9/1/2029 (c)	185,000	235,875
		2,339,535
TOTAL INFORMATION TECHNOLOGY		5,600,241

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	2,303,000	2,175,183
Redfin Corp 0.5% 4/1/2027	3,917,000	3,481,430
		5,656,613
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,070,000	1,110,125
TOTAL UNITED STATES		15,845,224
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $17,534,241)		15,845,224

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (h) (Cost $1,881,298)	78,127	1,881,298

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (c)		1,235,000	1,110,574
Angola Republic 8.75% 4/14/2032 (c)		500,000	411,405
Angola Republic 9.375% 5/8/2048 (c)		838,000	614,673
Angola Republic 9.5% 11/12/2025 (c)		400,000	399,625
TOTAL ANGOLA			2,536,277
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (f)		9,571,398	7,495,602
Argentine Republic 1% 7/9/2029		1,112,243	915,376
Argentine Republic 3.5% 7/9/2041 (f)		1,665,000	1,034,604
Argentine Republic 4.125% 7/9/2035 (f)		7,753,239	5,215,992
Argentine Republic 5% 1/9/2038 (f)		2,974,000	2,117,785
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (n)		73,823	12,372
Provincia de Cordoba 6.99% 6/1/2027 (c)(f)		510,000	497,796
TOTAL ARGENTINA			17,289,527
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (c)		824,000	699,115
Republic of Armenia 6.75% 3/12/2035 (c)		730,000	695,256
TOTAL ARMENIA			1,394,371
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (c)		838,000	810,346
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (c)		515,000	467,522
Bahrain Kingdom 7.5% 2/12/2036 (c)		400,000	407,000
TOTAL BAHRAIN			874,522
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (c)		777,600	740,275
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		1,078,000	982,328
Republic of Benin 8.375% 1/23/2041 (c)		200,000	185,218
TOTAL BENIN			1,167,546
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (c)		1,025,000	892,796
Bermuda 3.717% 1/25/2027 (c)		411,000	404,064
Bermuda 4.75% 2/15/2029 (c)		475,000	472,625
Bermuda 5% 7/15/2032 (c)		146,000	141,510
TOTAL BERMUDA			1,910,995
BRAZIL - 0.0%
Federative Republic of Brazil 3.875% 6/12/2030		1,088,000	1,012,384
Federative Republic of Brazil 6% 10/20/2033		792,000	777,150
Federative Republic of Brazil 7.125% 1/20/2037		900,000	929,475
Federative Republic of Brazil 7.125% 5/13/2054		950,000	879,700
Federative Republic of Brazil 8.25% 1/20/2034		1,117,000	1,254,391
TOTAL BRAZIL			4,853,100
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	435,000	289,488
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,131,275
Canadian Government 3% 6/1/2034	CAD	465,000	334,390
TOTAL CANADA			2,755,153
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,260,000	1,992,190
Chilean Republic 2.75% 1/31/2027		430,000	417,100
Chilean Republic 3.1% 1/22/2061		1,325,000	775,125
Chilean Republic 3.5% 1/31/2034		378,000	334,908
Chilean Republic 4% 1/31/2052		475,000	355,051
Chilean Republic 4.34% 3/7/2042		439,000	371,394
Chilean Republic 5.33% 1/5/2054		436,000	400,248
TOTAL CHILE			4,646,016
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,542,000	1,320,723
Colombian Republic 3.125% 4/15/2031		627,000	513,137
Colombian Republic 3.25% 4/22/2032		567,000	444,812
Colombian Republic 5% 6/15/2045		2,525,000	1,676,600
Colombian Republic 5.2% 5/15/2049		740,000	486,920
Colombian Republic 7.375% 4/25/2030		405,000	417,109
Colombian Republic 7.375% 9/18/2037		175,000	165,703
Colombian Republic 7.5% 2/2/2034		270,000	267,839
Colombian Republic 8% 11/14/2035		2,195,000	2,197,195
Colombian Republic 8% 4/20/2033		518,000	531,080
Colombian Republic 8.5% 4/25/2035		455,000	469,515
Colombian Republic 8.75% 11/14/2053		3,295,000	3,214,273
TOTAL COLOMBIA			11,704,906
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (c)		650,000	577,200
Costa Rica Government International Bond 7.3% 11/13/2054 (c)		417,000	426,174
TOTAL COSTA RICA			1,003,374
COTE D'IVOIRE - 0.0%
Ivory Coast Government International Bond 6.125% 6/15/2033 (c)		500,000	443,594
Ivory Coast Government International Bond 6.375% 3/3/2028 (c)		826,000	820,148
Ivory Coast Government International Bond 8.075% 4/1/2036 (c)		455,000	428,862
Ivory Coast Government International Bond 8.25% 1/30/2037 (c)		465,000	436,519
TOTAL COTE D'IVOIRE			2,129,123
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Bond 4.5% 1/30/2030 (c)		1,116,000	1,049,040
Dominican Republic Bond 4.875% 9/23/2032 (c)		1,973,000	1,799,376
Dominican Republic Bond 5.3% 1/21/2041 (c)		350,000	294,875
Dominican Republic Bond 5.95% 1/25/2027 (c)		3,200,000	3,217,600
Dominican Republic Bond 6% 7/19/2028 (c)		2,781,000	2,808,810
Dominican Republic Bond 6.5% 2/15/2048 (c)		1,000	929
Dominican Republic Bond 6.6% 6/1/2036 (c)		352,000	350,240
Dominican Republic Bond 6.85% 1/27/2045 (c)		363,000	350,767
Dominican Republic Bond 7.05% 2/3/2031 (c)		612,000	635,011
Dominican Republic Bond 7.15% 2/24/2055 (c)		580,000	569,560
Dominican Republic Bond 7.45% 4/30/2044 (c)		342,000	351,576
TOTAL DOMINICAN REPUBLIC			11,427,784
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (c)(f)		1,933,000	1,200,393
Republic of Ecuador 6.9% 7/31/2030 (c)(f)		1,540,806	1,194,510
TOTAL ECUADOR			2,394,903
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (c)		1,025,000	1,033,779
Arab Republic of Egypt 7.5% 2/16/2061 (c)		1,590,000	1,087,147
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		1,135,000	1,112,964
Arab Republic of Egypt 7.625% 5/29/2032 (c)		407,000	365,410
Arab Republic of Egypt 7.903% 2/21/2048 (c)		969,000	701,459
Arab Republic of Egypt 8.5% 1/31/2047 (c)		650,000	497,101
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		380,000	294,974
TOTAL EGYPT			5,092,834
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (c)		265,000	4,769
El Salvador Republic 7.1246% 1/20/2050 (c)		475,000	385,463
El Salvador Republic 7.65% 6/15/2035 (c)		283,000	267,718
El Salvador Republic 9.25% 4/17/2030 (c)		900,000	940,556
El Salvador Republic 9.65% 11/21/2054 (c)		205,000	204,488
TOTAL EL SALVADOR			1,802,994
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (c)		565,000	421,631
Gabonese Republic 7% 11/24/2031 (c)		708,000	526,632
TOTAL GABON			948,263
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (c)		735,000	704,870
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (c)(n)		80,576	65,467
Ghana Republic 0% 7/3/2026 (c)(n)		85,800	83,012
Ghana Republic 5% 7/3/2029 (c)(f)		520,250	473,428
Ghana Republic 5% 7/3/2035 (c)(f)		467,500	344,781
TOTAL GHANA			966,688
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (c)		108,000	106,299
Guatemala Government Bond 4.9% 6/1/2030 (c)		336,000	326,794
Guatemala Government Bond 5.375% 4/24/2032 (c)		55,000	53,240
Guatemala Government Bond 6.125% 6/1/2050 (c)		542,000	481,296
Guatemala Government Bond 6.6% 6/13/2036 (c)		476,000	476,952
TOTAL GUATEMALA			1,444,581
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (c)		1,200,000	982,374
Hungary Government 3.125% 9/21/2051 (c)		710,000	412,411
Hungary Government 5.25% 6/16/2029 (c)		582,000	584,183
Hungary Government 5.5% 6/16/2034 (c)		704,000	681,782
Hungary Government 6.125% 5/22/2028 (c)		353,000	362,795
Hungary Government 6.75% 9/25/2052 (c)		70,000	69,947
TOTAL HUNGARY			3,093,492
INDONESIA - 0.2%
Indonesia Government 3.5% 2/14/2050		795,000	560,475
Indonesia Government 3.85% 10/15/2030		439,000	423,152
Indonesia Government 4.1% 4/24/2028		968,000	962,192
Indonesia Government 4.2% 10/15/2050		8,500,000	6,715,001
Indonesia Government 4.35% 1/11/2048		403,000	330,057
Indonesia Government 5.125% 1/15/2045 (c)		1,662,000	1,554,967
Indonesia Government 5.25% 1/17/2042 (c)		564,000	543,696
Indonesia Government 5.95% 1/8/2046 (c)		337,000	344,734
Indonesia Government 6.75% 1/15/2044 (c)		400,000	440,800
Indonesia Government 7.75% 1/17/2038 (c)		1,395,000	1,671,210
Indonesia Government 8.5% 10/12/2035 (c)		1,945,000	2,427,360
TOTAL INDONESIA			15,973,644
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,264,000	782,669
Israel Government 5.75% 3/12/2054		436,000	386,610
TOTAL ISRAEL			1,169,279
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		300,000	309,375
Jamaican Government 7.875% 7/28/2045		373,000	426,805
TOTAL JAMAICA			736,180
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	134,500,000	890,862
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (c)		186,000	160,239
Jordan Government 7.5% 1/13/2029 (c)		850,000	858,237
TOTAL JORDAN			1,018,476
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (c)		193,000	153,736
Republic of Kenya Government Bond 7.25% 2/28/2028 (c)		485,000	469,126
Republic of Kenya Government Bond 9.5% 3/5/2036 (c)		200,000	182,400
Republic of Kenya Government Bond 9.75% 2/16/2031 (c)		590,000	588,708
TOTAL KENYA			1,393,970
LEBANON - 0.0%
Lebanon Republic 6.375% (k)(o)		350,000	60,550
Lebanon Republic 8.25% (k)(o)		1,200,000	207,600
TOTAL LEBANON			268,150
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		438,000	373,176
United Mexican States 3.25% 4/16/2030		2,250,000	2,052,000
United Mexican States 3.5% 2/12/2034		1,237,000	1,016,196
United Mexican States 3.75% 1/11/2028		1,138,000	1,112,537
United Mexican States 3.75% 4/19/2071		1,400,000	755,825
United Mexican States 3.771% 5/24/2061		280,000	156,799
United Mexican States 4.5% 4/22/2029		440,000	430,320
United Mexican States 4.875% 5/19/2033		378,000	349,178
United Mexican States 5.75% 10/12/2110		465,000	351,133
United Mexican States 6% 5/7/2036		689,000	659,718
United Mexican States 6.05% 1/11/2040		1,101,000	1,022,003
United Mexican States 6.338% 5/4/2053		846,000	742,788
United Mexican States 6.35% 2/9/2035		538,000	536,117
United Mexican States 6.875% 5/13/2037		370,000	374,440
United Mexican States 7.375% 5/13/2055		610,000	602,985
TOTAL MEXICO			10,535,215
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (c)		466,000	453,185
Mongolia Government 7.875% 6/5/2029 (c)		236,000	239,835
TOTAL MONGOLIA			693,020
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (c)		1,246,000	1,277,462
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (c)		801,000	828,667
MULTI-NATIONAL - 0.0%
European Union 4% 4/4/2044 (o)	EUR	600,000	718,036
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		1,965,000	1,821,928
Republic of Nigeria 6.5% 11/28/2027 (c)		530,000	513,273
Republic of Nigeria 7.143% 2/23/2030 (c)		583,000	536,360
Republic of Nigeria 7.625% 11/21/2025 (c)		669,000	671,716
Republic of Nigeria 7.696% 2/23/2038 (c)		535,000	436,694
Republic of Nigeria 7.875% 2/16/2032 (c)		850,000	769,038
TOTAL NIGERIA			4,749,009
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (c)		2,361,000	2,382,101
Oman Sultanate 6% 8/1/2029 (c)		550,000	566,742
Oman Sultanate 6.25% 1/25/2031 (c)		725,000	757,719
Oman Sultanate 6.5% 3/8/2047 (c)		550,000	537,119
Oman Sultanate 6.75% 1/17/2048 (c)		650,000	652,724
Oman Sultanate 7% 1/25/2051 (c)		35,000	36,028
TOTAL OMAN			4,932,433
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		1,038,000	1,011,272
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		448,000	415,667
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		1,349,000	1,148,660
TOTAL PAKISTAN			2,575,599
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		605,000	445,570
Panamanian Republic 3.298% 1/19/2033		425,000	334,953
Panamanian Republic 3.87% 7/23/2060		835,000	448,616
Panamanian Republic 4.5% 4/16/2050		1,230,000	782,280
Panamanian Republic 6.4% 2/14/2035		278,000	262,224
Panamanian Republic 7.875% 3/1/2057		400,000	389,200
Panamanian Republic 8% 3/1/2038		415,000	429,733
TOTAL PANAMA			3,092,576
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (c)		1,050,000	878,430
Republic of Paraguay 4.95% 4/28/2031 (c)		703,000	689,599
Republic of Paraguay 5.4% 3/30/2050 (c)		136,000	114,246
Republic of Paraguay 6% 2/9/2036 (c)		377,000	377,466
Republic of Paraguay 6.65% 3/4/2055 (c)		270,000	263,115
TOTAL PARAGUAY			2,322,856
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,020,000	900,150
Peruvian Republic 3% 1/15/2034		475,000	394,488
Peruvian Republic 3.3% 3/11/2041		986,000	716,822
TOTAL PERU			2,011,460
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		625,000	395,688
Philippine Republic 2.95% 5/5/2045		350,000	234,063
Philippine Republic 3.556% 9/29/2032		200,000	182,999
Philippine Republic 5% 7/17/2033		536,000	536,268
Philippine Republic 5.5% 1/17/2048		500,000	479,445
Philippine Republic 5.6% 5/14/2049		520,000	500,822
Philippine Republic 5.95% 10/13/2047		450,000	455,063
TOTAL PHILIPPINES			2,784,348
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		700,000	694,463
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		400,000	418,050
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		655,000	632,278
Republic of Poland 5.5% 3/18/2054		352,000	318,427
Republic of Poland 5.5% 4/4/2053		426,000	387,341
Republic of Poland 5.75% 11/16/2032		307,000	320,063
TOTAL POLAND			2,770,622
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (c)		850,000	709,325
State of Qatar 4.625% 6/2/2046 (c)		1,935,000	1,707,202
State of Qatar 4.817% 3/14/2049 (c)		1,413,000	1,254,744
State of Qatar 5.103% 4/23/2048 (c)		1,434,000	1,332,186
State of Qatar 9.75% 6/15/2030 (c)		461,000	572,216
TOTAL QATAR			5,575,673
ROMANIA - 0.0%
Romanian Republic 3% 2/27/2027 (c)		528,000	504,900
Romanian Republic 3.625% 3/27/2032 (c)		484,000	405,050
Romanian Republic 4% 2/14/2051 (c)		575,000	344,681
Romanian Republic 6.625% 2/17/2028 (c)		568,000	580,155
Romanian Republic 7.125% 1/17/2033 (c)		309,000	313,481
Romanian Republic 7.5% 2/10/2037 (c)		868,000	871,515
TOTAL ROMANIA			3,019,782
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (c)		832,000	699,920
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		1,028,000	847,159
Kingdom of Saudi Arabia 3.25% 10/22/2030 (c)		2,500,000	2,327,350
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		1,429,000	853,527
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		915,000	606,188
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		1,465,000	1,173,465
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		1,530,000	1,156,114
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		840,000	683,021
Kingdom of Saudi Arabia 5% 1/18/2053 (c)		461,000	383,349
Kingdom of Saudi Arabia 5.75% 1/16/2054 (c)		300,000	279,093
TOTAL SAUDI ARABIA			8,309,266
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (c)		1,930,000	1,383,578
Republic of Senegal 6.75% 3/13/2048 (c)		282,000	176,250
TOTAL SENEGAL			1,559,828
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (c)		924,000	768,306
Republic of Serbia 6% 6/12/2034 (c)		348,000	344,739
Republic of Serbia 6.5% 9/26/2033 (c)		731,000	754,392
TOTAL SERBIA			1,867,437
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		550,000	544,489
South African Republic 4.85% 9/30/2029		650,000	618,963
South African Republic 5% 10/12/2046		570,000	383,325
South African Republic 5.65% 9/27/2047		460,000	333,499
South African Republic 5.75% 9/30/2049		740,000	534,650
South African Republic 5.875% 4/20/2032		673,000	645,491
South African Republic 7.1% 11/19/2036 (c)		855,000	827,666
TOTAL SOUTH AFRICA			3,888,083
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(f)		494,767	429,374
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(f)		1,161,457	901,581
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(f)		385,802	300,926
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(f)		192,819	149,676
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(f)		122,830	83,055
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		209,611	195,200
TOTAL SRI LANKA			2,059,812
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,219,000	1,203,494
Turkish Republic 4.75% 1/26/2026		808,000	805,616
Turkish Republic 4.875% 10/9/2026		2,100,000	2,078,055
Turkish Republic 4.875% 4/16/2043		1,685,000	1,139,481
Turkish Republic 5.125% 2/17/2028		735,000	712,476
Turkish Republic 5.75% 5/11/2047		956,000	684,018
Turkish Republic 5.875% 6/26/2031		650,000	604,338
Turkish Republic 6% 1/14/2041		1,085,000	860,839
Turkish Republic 6% 3/25/2027		132,000	132,330
Turkish Republic 6.625% 2/17/2045		452,000	367,560
Turkish Republic 7.125% 7/17/2032		464,000	454,140
Turkish Republic 7.25% 5/29/2032		360,000	353,718
Turkish Republic 7.625% 5/15/2034		535,000	534,331
Turkish Republic 9.125% 7/13/2030		555,000	603,113
Turkish Republic 9.375% 1/19/2033		1,344,000	1,481,343
Turkish Republic 9.375% 3/14/2029		1,959,000	2,120,941
Turkish Republic 9.875% 1/15/2028		1,277,000	1,384,345
TOTAL TURKEY			15,520,138
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (c)(f)		260,986	125,926
Ukraine Government 0% 2/1/2034 (c)(f)		581,380	216,564
Ukraine Government 0% 2/1/2035 (c)(f)		801,912	386,923
Ukraine Government 0% 2/1/2036 (c)(f)		756,758	364,379
Ukraine Government 0% 8/1/2041 (c)(d)		100,000	72,249
Ukraine Government 1.75% 2/1/2029 (c)(f)		942,735	575,068
Ukraine Government 1.75% 2/1/2034 (c)(f)		1,875,101	914,112
Ukraine Government 1.75% 2/1/2035 (c)(f)		599,727	287,869
Ukraine Government 1.75% 2/1/2036 (c)(f)		155,212	72,950
TOTAL UKRAINE			3,016,040
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (c)		1,611,000	1,022,292
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		2,384,000	1,579,400
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		1,169,000	879,532
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		527,000	510,173
Emirate of Dubai 3.9% 9/9/2050 (o)		1,820,000	1,273,909
Emirate of Dubai 5.25% 1/30/2043 (o)		200,000	186,270
TOTAL UNITED ARAB EMIRATES			5,451,576
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		936,000	840,809
Uruguay Republic 5.75% 10/28/2034		596,000	620,344
TOTAL URUGUAY			1,461,153
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (c)		300,000	256,500
Republic of Uzbekistan 3.9% 10/19/2031 (c)		281,000	236,321
TOTAL UZBEKISTAN			492,821
VENEZUELA - 0.0%
Venezuela Republic 11.95% (k)(o)		1,000,000	177,600
Venezuela Republic 9.25% (k)		4,220,000	801,800
TOTAL VENEZUELA			979,400
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (c)		1,146,000	696,195
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $196,055,902)			197,030,928

Non-Convertible Corporate Bonds - 29.4%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (c)		95,000	92,499
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (c)		390,000	388,050
YPF SA 8.25% 1/17/2034 (c)		385,000	378,805

TOTAL ARGENTINA			766,855
AUSTRALIA - 0.1%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		1,138,000	997,407
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		297,000	278,509
Westpac Banking Corp 4.11% 7/24/2034 (d)		405,000	387,797
			1,663,713
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (o)	EUR	745,000	783,386
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(o)	GBP	415,000	509,206
TOTAL FINANCIALS			2,956,305

Materials - 0.1%
Metals & Mining - 0.1%
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (c)		1,123,000	1,122,075
Mineral Resources Ltd 8% 11/1/2027 (c)		1,849,000	1,847,237
Mineral Resources Ltd 8.125% 5/1/2027 (c)		1,880,000	1,881,438
Mineral Resources Ltd 8.5% 5/1/2030 (c)		2,063,000	2,043,399
Mineral Resources Ltd 9.25% 10/1/2028 (c)		925,000	943,769
			7,837,918
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	870,000	591,298
TOTAL AUSTRALIA			11,385,521
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		1,405,000	1,416,914
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (o)		450,000	467,325

TOTAL AZERBAIJAN			1,884,239
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		1,124,000	1,146,570
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		1,630,000	1,527,589
BELGIUM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		1,000,000	985,000
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		187,000	187,494
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		2,656,000	2,606,456
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		21,895,000	21,871,644
			24,665,594
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (o)	EUR	1,100,000	1,257,898
TOTAL CONSUMER STAPLES			25,923,492

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (o)	EUR	900,000	1,032,321
Financials - 0.0%
Banks - 0.0%
KBC Group NV 3.5% 1/21/2032 (d)(o)	EUR	1,100,000	1,263,465
KBC Group NV 6.324% 9/21/2034 (c)(d)		920,000	971,705
			2,235,170
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (o)	EUR	1,000,000	1,141,003
TOTAL BELGIUM			31,316,986
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		585,000	627,988
NBM US Holdings Inc 6.625% 8/6/2029 (c)		855,000	856,603
			1,484,591
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (c)		615,000	536,588
TOTAL CONSUMER STAPLES			2,021,179

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		1,080,573	1,007,905
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		1,661,218	1,729,361
			2,737,266
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		1,427,001	1,120,196
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (c)		500,000	502,375
			1,622,571
TOTAL ENERGY			4,359,837

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		948,000	977,625
Industrials - 0.0%
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 8/28/2029 (k)		399,916	7,997
Azul Secured Finance LLP 11.93% 8/28/2028 (k)		820,292	221,479
Azul Secured Finance LLP U.S. SOFR Averages Index + 8.25%, 4.2808% 1/28/2030 pay-in-kind (b)(c)(d)(k)		190,807	235,647
			465,123
Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		558,000	368,280
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		967,000	841,774
Braskem Netherlands Finance BV 8% 10/15/2034 (c)		221,000	197,242
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		759,000	726,818
			2,134,114
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (c)		647,000	611,739
CSN Resources SA 5.875% 4/8/2032 (c)		820,000	669,530
CSN Resources SA 8.875% 12/5/2030 (c)		223,000	217,896
ERO Copper Corp 6.5% 2/15/2030 (c)		3,016,000	2,966,990
Nexa Resources SA 6.6% 4/8/2037 (c)		375,000	371,949
Nexa Resources SA 6.75% 4/9/2034 (c)		400,000	407,800
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		3,897,822	3,776,015
Usiminas International Sarl 7.5% 1/27/2032 (c)		870,000	876,471
Vale Overseas Ltd 6.4% 6/28/2054		708,000	674,214
			10,572,604
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		540,000	556,672
Suzano Austria GmbH 3.75% 1/15/2031		414,000	374,494
Suzano Austria GmbH 5% 1/15/2030		1,247,000	1,212,270
			2,143,436
TOTAL MATERIALS			14,850,154

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (c)		486,000	510,908
TOTAL BRAZIL			23,184,826
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (c)		2,110,000	2,111,203
Golar LNG Ltd 7.75% 9/19/2029 (c)(o)		2,000,000	2,000,000

TOTAL CAMEROON			4,111,203
CANADA - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		816,000	822,387
Rogers Communications Inc 7.125% 4/15/2055 (d)		498,000	498,722
			1,321,109
Consumer Discretionary - 0.0%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (c)(e)		620,000	620,000
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		2,128,000	1,957,052
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)		2,095,000	2,041,823
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		1,770,000	1,780,215
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		1,320,000	1,346,174
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)		15,000	14,827
			7,140,091
TOTAL CONSUMER DISCRETIONARY			7,760,091

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (c)		415,000	277,053
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		584,000	510,807
			787,860
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (c)		1,017,000	923,190
Canadian Natural Resources Ltd 2.05% 7/15/2025		5,600,000	5,581,550
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,760,073
Canadian Natural Resources Ltd 5.85% 2/1/2035		1,246,000	1,239,228
Canadian Natural Resources Ltd 6.25% 3/15/2038		800,000	802,928
Cenovus Energy Inc 2.65% 1/15/2032		2,084,000	1,767,024
Cenovus Energy Inc 3.75% 2/15/2052		210,000	136,960
Cenovus Energy Inc 5.25% 6/15/2037		1,485,000	1,374,887
Cenovus Energy Inc 5.4% 6/15/2047		168,000	144,564
Cenovus Energy Inc 6.75% 11/15/2039		257,000	270,698
Parkland Corp 4.5% 10/1/2029 (c)		619,000	584,532
Parkland Corp 4.625% 5/1/2030 (c)		2,483,000	2,332,986
Parkland Corp 6.625% 8/15/2032 (c)		1,211,000	1,213,687
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)(d)		1,313,000	1,309,286
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (c)(d)		172,000	173,610
			20,615,203
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(o)	EUR	2,800,000	3,155,709
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (c)		639,000	629,619
TOTAL FINANCIALS			3,785,328

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (c)		1,050,000	1,064,712
Bombardier Inc 7% 6/1/2032 (c)		561,000	573,742
Bombardier Inc 7.25% 7/1/2031 (c)		1,807,000	1,863,471
Bombardier Inc 7.875% 4/15/2027 (c)		836,000	839,842
Bombardier Inc 8.75% 11/15/2030 (c)		1,375,000	1,475,799
			5,817,566
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		2,459,000	2,536,163
TOTAL INDUSTRIALS			8,353,729

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		1,400,000	1,302,985
Open Text Corp 3.875% 2/15/2028 (c)		1,143,000	1,094,888
Open Text Holdings Inc 4.125% 12/1/2031 (c)		1,982,000	1,795,788
Open Text Holdings Inc 4.125% 2/15/2030 (c)		1,309,000	1,222,018
			5,415,679
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		3,285,000	3,257,071
Methanex Corp 5.25% 12/15/2029		728,000	706,096
Methanex Corp 5.65% 12/1/2044		2,182,000	1,674,425
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		1,537,000	1,469,425
NOVA Chemicals Corp 7% 12/1/2031 (c)		880,000	920,330
NOVA Chemicals Corp 9% 2/15/2030 (c)		1,159,000	1,247,807
			9,275,154
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)		2,305,000	2,291,946
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (c)		1,260,000	1,259,769
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		696,000	689,816
			1,949,585
TOTAL MATERIALS			13,516,685

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		57,000	56,243
TOTAL CANADA			61,611,927
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		2,371,000	2,260,600
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		949,000	892,060
TOTAL COMMUNICATION SERVICES			3,152,660

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		281,000	281,176
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		569,000	574,337
			855,513
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		1,159,000	1,159,827
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (c)		1,071,000	919,357
Antofagasta PLC 5.625% 5/13/2032 (c)		300,000	301,125
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		254,000	231,775
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		571,000	521,083
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		1,366,000	896,096
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (c)		80,000	60,240
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		400,000	382,700
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		800,000	801,769
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		700,000	670,096
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		383,000	391,378
			5,175,619
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)		365,000	365,613
Inversiones CMPC SA 3% 4/6/2031 (c)		692,000	595,605
Inversiones CMPC SA 6.125% 2/26/2034 (c)		200,000	198,490
			1,159,708
TOTAL MATERIALS			6,335,327

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		391,002	388,093
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		465,000	477,264
			865,357
TOTAL CHILE			12,368,684
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (c)		350,000	343,476
Tencent Holdings Ltd 2.39% 6/3/2030 (c)		800,000	725,904
Tencent Holdings Ltd 3.975% 4/11/2029 (c)		56,000	55,029
			1,124,409
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		512,000	484,864
Prosus NV 3.061% 7/13/2031 (c)		738,000	635,384
Prosus NV 3.68% 1/21/2030 (c)		1,014,000	936,368
Prosus NV 4.027% 8/3/2050 (c)		734,000	471,140
Prosus NV 4.193% 1/19/2032 (c)		600,000	545,344
			3,073,100
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (c)		590,000	586,815
TOTAL CONSUMER DISCRETIONARY			3,659,915

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (c)		807,000	804,769
TOTAL CHINA			5,589,093
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		1,193,000	1,042,384
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (c)		541,000	523,926
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		3,740,000	1,712,920
Ecopetrol SA 4.625% 11/2/2031		610,000	504,592
Ecopetrol SA 8.375% 1/19/2036		410,000	389,926
Ecopetrol SA 8.875% 1/13/2033		2,115,000	2,152,436
Geopark Ltd 5.5% 1/17/2027 (c)		994,000	943,058
Geopark Ltd 8.75% 1/31/2030 (c)		655,000	521,543
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		2,633,000	1,843,100
			8,067,575
TOTAL ENERGY			8,591,501

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (d)		319,000	334,113
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (c)		790,000	800,325
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		3,771,000	3,260,972
Termocandelaria Power SA 7.75% 9/17/2031 (c)		600,000	597,000
			3,857,972
TOTAL COLOMBIA			14,626,295
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)		2,376,000	2,313,338
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		500,000	530,835
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (c)		735,000	730,972
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (o)	EUR	1,300,000	1,185,149
CPI Property Group SA 6% 1/27/2032 (o)	EUR	1,100,000	1,258,362

TOTAL CZECH REPUBLIC			2,443,511
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (o)	EUR	725,000	822,045
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (o)	EUR	325,000	381,004
TOTAL CONSUMER STAPLES			1,203,049

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(o)	EUR	2,200,000	2,573,929
Jyske Bank A/S 3.625% 4/29/2031 (d)(o)	EUR	580,000	666,583
Jyske Bank A/S 5.125% 5/1/2035 (d)(o)	EUR	526,000	628,695
			3,869,207
Health Care - 0.0%
Pharmaceuticals - 0.0%
Novo Nordisk Finance Netherlands BV 3.625% 5/27/2037 (o)	EUR	1,550,000	1,768,360
TOTAL DENMARK			6,840,616
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		475,000	480,900
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		2,074,000	2,156,370
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		818,000	770,717
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (o)	EUR	200,000	230,648
Citycon Treasury BV 5.375% 7/8/2031 (o)	EUR	300,000	346,852
			577,500
TOTAL FINLAND			3,504,587
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (c)		1,575,000	1,323,838
Altice France SA 5.125% 7/15/2029 (c)		7,865,000	6,636,592
Altice France SA 5.5% 1/15/2028 (c)		4,825,000	4,153,423
Altice France SA 5.5% 10/15/2029 (c)		1,200,000	1,019,508
Iliad Holding SASU 7% 4/15/2032 (c)		1,119,000	1,126,194
Iliad Holding SASU 8.5% 4/15/2031 (c)		2,272,000	2,393,129
			16,652,684
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(o)	EUR	300,000	341,468
RCI Banque SA 5.5% 10/9/2034 (d)(o)	EUR	500,000	596,354
			937,822
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		3,757,000	3,919,712
Viridien 10% 10/15/2030 (c)		1,225,000	1,155,997
			5,075,709
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		1,350,000	1,238,987
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		4,250,000	4,247,825
BNP Paribas SA 3.945% 2/18/2037 (d)(o)	EUR	2,000,000	2,256,253
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		16,723,000	17,129,223
BPCE SA 4.25% 7/16/2035 (d)(o)	EUR	300,000	347,484
BPCE SA 5.716% 1/18/2030 (c)(d)		500,000	510,941
BPCE SA 7.003% 10/19/2034 (c)(d)		425,000	460,365
Societe Generale SA 1.488% 12/14/2026 (c)(d)		11,855,000	11,632,562
Societe Generale SA 4.75% 11/24/2025 (c)		200,000	199,858
Societe Generale SA 5.5% 4/13/2029 (c)(d)		11,174,000	11,309,128
Societe Generale SA 6.691% 1/10/2034 (c)(d)		1,900,000	2,001,577
			51,334,203
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (o)	EUR	800,000	984,908
Electricite de France SA 5.5% 1/25/2035 (o)	GBP	200,000	258,102
			1,243,010
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (o)	EUR	600,000	693,445
Engie SA 4.25% 9/6/2034 (o)	EUR	1,300,000	1,548,490
			2,241,935
TOTAL UTILITIES			3,484,945

TOTAL FRANCE			77,485,363
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (c)		356,000	317,229
GERMANY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (o)	EUR	600,000	694,860
Schaeffler AG 4.75% 8/14/2029 (o)	EUR	1,200,000	1,376,111
ZF Europe Finance BV 4.75% 1/31/2029 (o)	EUR	1,100,000	1,191,785
ZF North America Capital Inc 6.75% 4/23/2030 (c)		1,853,000	1,759,848
ZF North America Capital Inc 6.875% 4/14/2028 (c)		365,000	361,740
ZF North America Capital Inc 6.875% 4/23/2032 (c)		2,509,000	2,298,496
			7,682,840
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (o)	EUR	500,000	574,424
Financials - 0.3%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (d)(o)	EUR	600,000	686,009
Commerzbank AG 8.625% 2/28/2033 (d)(o)	GBP	700,000	1,006,556
			1,692,565
Capital Markets - 0.3%
Deutsche Bank AG 6.125% 12/12/2030 (d)(o)	GBP	1,200,000	1,659,814
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)		3,000,000	2,702,207
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		26,583,000	26,466,050
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (d)		5,000,000	5,069,168
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		2,411,000	2,516,132
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		5,793,000	6,129,624
			44,542,995
Financial Services - 0.0%
KfW 0.125% 1/9/2032 (o)	EUR	465,000	450,868
KfW 2.75% 1/17/2035 (o)	EUR	260,000	293,575
			744,443
TOTAL FINANCIALS			46,980,003

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 4.625% 5/26/2033 (o)	EUR	370,000	442,504
Bayer US Finance II LLC 4.25% 12/15/2025 (c)		1,700,000	1,693,679
Bayer US Finance LLC 6.375% 11/21/2030 (c)		1,295,000	1,363,015
Bayer US Finance LLC 6.5% 11/21/2033 (c)		1,460,000	1,520,166
			5,019,364
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.125% 6/5/2032 (o)	EUR	1,200,000	1,362,703
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)		3,327,000	3,295,501
TOTAL INDUSTRIALS			4,658,204

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE 3.875% 1/20/2035 (o)	EUR	900,000	999,924
Sirius Real Estate Ltd 4% 1/22/2032 (o)	EUR	600,000	672,017
			1,671,941
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (o)	EUR	1,000,000	1,137,971
Amprion GmbH 3.625% 5/21/2031 (o)	EUR	300,000	348,195
Amprion GmbH 3.875% 6/5/2036 (o)	EUR	700,000	796,603
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (d)(o)	EUR	1,600,000	1,686,817
EnBW International Finance BV 3.5% 7/22/2031 (o)	EUR	200,000	232,202
EnBW International Finance BV 3.75% 11/20/2035 (o)	EUR	2,100,000	2,389,510
			6,591,298
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		1,731,000	1,757,745
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (o)	EUR	1,125,000	1,287,759
TOTAL UTILITIES			9,636,802

TOTAL GERMANY			76,223,578
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		1,910,000	1,835,510
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		778,000	635,284
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		303,000	263,180
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		2,468,000	1,876,198
Tullow Oil PLC 10.25% 5/15/2026 (c)		3,643,000	3,151,559

TOTAL GHANA			7,761,731
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		1,725,000	1,744,381
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (c)		1,050,000	960,750
Millicom International Cellular SA 4.5% 4/27/2031 (c)		2,645,000	2,354,050
Millicom International Cellular SA 6.25% 3/25/2029 (c)		630,000	624,992
Millicom International Cellular SA 7.375% 4/2/2032 (c)		677,000	684,362
			4,624,154
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		1,103,000	1,059,983
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		1,000,000	957,000
TOTAL GUATEMALA			6,641,137
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (c)		625,000	473,608
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(o)		975,000	900,614
			1,374,222
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		1,163,000	1,072,606
TOTAL HONG KONG			2,446,828
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		400,000	406,200
OTP Bank Nyrt 8.75% 5/15/2033 (d)(o)		400,000	424,500
			830,700
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (o)		215,000	219,065
TOTAL HUNGARY			1,049,765
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (c)		300,000	298,950
Shriram Finance Ltd 6.625% 4/22/2027 (c)		925,000	926,156
			1,225,106
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)		595,000	553,278
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)		755,000	745,563
TOTAL INDIA			2,523,947
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		939,000	922,042
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (c)		824,000	852,840
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (c)		293,000	296,662
Pertamina Persero PT 4.175% 1/21/2050 (c)		623,000	450,354
			2,521,898
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		400,000	398,452
Freeport Indonesia PT 5.315% 4/14/2032 (c)		750,000	739,313
Freeport Indonesia PT 6.2% 4/14/2052 (c)		400,000	382,830
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		1,424,000	1,431,583
			2,952,178
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		361,000	363,256
TOTAL INDONESIA			5,837,332
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (c)(e)		2,495,000	2,507,475
Financials - 0.4%
Banks - 0.0%
Bank of Ireland Group PLC 4.625% 11/13/2029 (d)(o)	EUR	400,000	479,709
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		484,000	469,090
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,856,000	3,639,933
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		33,355,000	29,617,843
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		276,000	275,120
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		9,692,000	9,783,835
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		12,320,000	12,659,995
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,392,000	1,432,454
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		1,428,000	1,407,551
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		603,000	603,259
			59,889,080
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		1,593,000	1,583,522
GGAM Finance Ltd 6.875% 4/15/2029 (c)		703,000	716,139
GGAM Finance Ltd 7.75% 5/15/2026 (c)		216,000	218,075
GGAM Finance Ltd 8% 2/15/2027 (c)		2,384,000	2,453,103
GGAM Finance Ltd 8% 6/15/2028 (c)		3,044,000	3,197,774
TrueNoord Capital DAC 8.75% 3/1/2030 (c)		1,972,000	2,045,039
			10,213,652
TOTAL FINANCIALS			70,582,441

Industrials - 0.3%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		155,000	155,162
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)		30,498,000	30,275,208
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		1,716,000	1,704,438
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)		1,171,000	1,166,822
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)		6,390,000	6,391,150
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		2,312,000	2,351,560
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		6,160,000	6,376,754
			48,265,932
TOTAL INDUSTRIALS			48,421,094

TOTAL IRELAND			121,511,010
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(o)		1,684,000	1,659,968
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(o)		2,034,000	1,930,254
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(o)		290,000	266,220
Energean Israel Finance Ltd 8.5% 9/30/2033 (c)(o)		100,000	101,826
Energean PLC 6.5% 4/30/2027 (c)		2,615,000	2,556,163
Leviathan Bond Ltd 6.125% 6/30/2025 (c)(o)		198,333	197,995
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(o)		225,000	222,184
Leviathan Bond Ltd 6.75% 6/30/2030 (c)(o)		210,000	206,062
			7,140,672
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,058,000	2,012,413
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,375,000	1,387,298
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		811,000	875,007
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,465,000	1,479,573
			5,754,291
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (c)(o)		400,000	354,352
TOTAL ISRAEL			13,249,315
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		3,523,000	3,174,125
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		4,470,000	4,480,185
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		2,997,000	3,191,687
UniCredit SpA 5.459% 6/30/2035 (c)(d)		1,477,000	1,444,673
			12,290,670
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (c)		700,000	700,925
Enel Finance International NV 7.5% 10/14/2032 (c)		245,000	275,700
Enel SpA 3.375% (d)(o)(p)	EUR	345,000	391,710
			1,368,335
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (c)		749,000	749,746
TOTAL UTILITIES			2,118,081

TOTAL ITALY			14,408,751
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		425,000	419,819
JAPAN - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (c)		740,000	762,986
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		785,000	659,157
KazMunayGas National Co JSC 5.375% 4/24/2030 (c)		443,000	437,172
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		78,000	65,441
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		590,000	516,250

TOTAL KAZAKHSTAN			1,678,020
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (c)		612,000	625,939
POSCO 5.875% 1/17/2033 (c)		200,000	203,191

TOTAL KOREA (SOUTH)			829,130
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (c)		546,000	512,044
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (c)		5,451,000	4,166,433
Altice France Holding SA 6% 2/15/2028 (c)		1,965,000	715,605
			4,882,038
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		1,827,000	1,796,651
TOTAL COMMUNICATION SERVICES			6,678,689

Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (o)	EUR	630,000	747,970
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	214,897
			962,867
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (c)		1,745,000	1,772,662
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		952,000	920,180
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)		255,000	262,910
			1,183,090
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		1,329,000	1,164,252
Real Estate - 0.0%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	300,000	351,863
Real Estate Management & Development - 0.0%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (o)	EUR	1,052,000	1,122,943
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (o)	EUR	2,445,000	2,595,866
Logicor Financing Sarl 1.625% 1/17/2030 (o)	EUR	420,000	436,797
Logicor Financing Sarl 2% 1/17/2034 (o)	EUR	1,365,000	1,312,168
Logicor Financing Sarl 4.25% 7/18/2029 (o)	EUR	100,000	116,725
P3 Group Sarl 4% 4/19/2032 (o)	EUR	600,000	684,481
			6,268,980
TOTAL REAL ESTATE			6,620,843

TOTAL LUXEMBOURG			18,382,403
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		750,000	660,000
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		1,007,000	631,792
Petronas Capital Ltd 3.5% 4/21/2030 (c)		643,000	609,950
			1,241,742
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		1,150,000	1,130,220
TOTAL MALAYSIA			3,031,962
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		1,808,000	1,815,340
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (c)		410,000	331,587
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (c)		690,000	635,242
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		472,662	437,638
Petroleos Mexicanos 10% 2/7/2033		3,000,000	3,092,970
Petroleos Mexicanos 4.5% 1/23/2026		1,327,000	1,299,611
Petroleos Mexicanos 5.35% 2/12/2028		758,000	715,552
Petroleos Mexicanos 5.95% 1/28/2031		69,800,000	60,335,120
Petroleos Mexicanos 6.35% 2/12/2048		11,041,000	7,187,691
Petroleos Mexicanos 6.49% 1/23/2027		345,000	338,963
Petroleos Mexicanos 6.5% 3/13/2027		2,589,000	2,541,285
Petroleos Mexicanos 6.5% 6/2/2041		237,000	166,750
Petroleos Mexicanos 6.625% 6/15/2035		2,975,000	2,373,306
Petroleos Mexicanos 6.7% 2/16/2032		18,892,000	16,868,667
Petroleos Mexicanos 6.75% 9/21/2047		10,203,000	6,901,309
Petroleos Mexicanos 6.95% 1/28/2060		8,485,000	5,733,315
Petroleos Mexicanos 7.69% 1/23/2050		67,955,000	50,042,062
Petroleos Mexicanos 8.75% 6/2/2029		800,000	809,752
			158,843,991
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (c)		640,000	641,600
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (c)		732,000	715,896
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		1,019,000	815,200
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (c)		600,000	494,166
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (c)		1,090,000	1,096,213
			2,405,579
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (c)		400,000	279,000
TOTAL MATERIALS			2,684,579

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		745,000	748,725
Saavi Energia Sarl 8.875% 2/10/2035 (c)		1,125,000	1,145,250
			1,893,975
TOTAL MEXICO			165,746,870
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		1,365,000	1,203,889
OCP SA 5.125% 6/23/2051 (c)		275,000	201,352
OCP SA 6.1% 4/30/2030 (c)		455,000	454,909
OCP SA 6.75% 5/2/2034 (c)		307,000	310,377
OCP SA 6.875% 4/25/2044 (c)		525,000	490,628
OCP SA 7.5% 5/2/2054 (c)		400,000	389,856

TOTAL MOROCCO			3,051,011
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (o)	EUR	400,000	458,812
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (c)		547,000	499,215
TOTAL COMMUNICATION SERVICES			958,027

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (o)	EUR	1,000,000	1,218,517
Sigma Holdco BV 7.875% 5/15/2026 (c)		775,000	770,330
			1,988,847
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (o)	EUR	1,100,000	1,283,305
Cooperatieve Rabobank UA 1.125% 5/7/2031 (o)	EUR	1,300,000	1,316,970
ING Groep NV 3% 8/17/2031 (d)(o)	EUR	3,600,000	4,039,681
ING Groep NV 4.5% 5/23/2029 (d)(o)	EUR	1,300,000	1,546,553
			8,186,509
TOTAL NETHERLANDS			11,133,383
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		819,000	800,573
IHS Holding Ltd 6.25% 11/29/2028 (c)		330,000	318,656
IHS Holding Ltd 7.875% 5/29/2030 (c)		1,613,000	1,590,821
IHS Holding Ltd 8.25% 11/29/2031 (c)		1,272,000	1,264,444
			3,974,494
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (c)		435,000	412,489
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		532,793	534,125
TOTAL NIGERIA			4,921,108
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		389,000	381,118
TGS ASA 8.5% 1/15/2030 (c)		1,253,000	1,274,928
			1,656,046
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(o)	EUR	400,000	424,586
DNB Bank ASA 3% 11/29/2030 (d)(o)	EUR	540,000	613,662
			1,038,248
TOTAL NORWAY			2,694,294
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		3,354,000	3,287,968
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		1,335,000	1,223,895
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		4,650,000	4,627,577
TOTAL COMMUNICATION SERVICES			9,139,440

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		348,000	234,705
TOTAL PANAMA			9,374,145
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		400,000	398,000
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (c)		558,000	534,809
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		690,000	677,752
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (c)		1,110,000	1,184,603
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (c)		530,000	526,184
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		560,000	564,049
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		2,865,000	2,781,342
			3,871,575
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (c)		825,000	805,943
TOTAL PERU			7,074,682
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (c)		715,000	722,607
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (o)	EUR	525,000	541,346
TOTAL POLAND			1,263,953
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(o)	EUR	300,000	341,747
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		1,617,000	1,044,104
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		2,070,000	1,500,702

TOTAL PUERTO RICO			2,544,806
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (c)		475,000	421,292
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (c)		1,316,000	1,263,688
QatarEnergy 2.25% 7/12/2031 (c)		2,350,000	2,048,002
QatarEnergy 3.125% 7/12/2041 (c)		1,774,000	1,284,986
QatarEnergy 3.3% 7/12/2051 (c)		2,351,000	1,541,081
			6,137,757
TOTAL QATAR			6,559,049
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		2,245,358	1,974,512
SA Global Sukuk Ltd 1.602% 6/17/2026 (c)		1,424,000	1,378,140
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		2,445,000	2,150,378
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		789,000	486,813
Saudi Arabian Oil Co 3.5% 11/24/2070 (c)		1,009,000	591,526
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		1,576,000	1,505,789
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		1,846,000	1,564,503
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		295,000	226,460
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		200,000	179,062
			10,057,183
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (o)		600,000	602,642
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		850,000	849,609
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		675,000	661,331
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		1,502,000	1,522,443
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		605,000	614,453
			3,647,836
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		905,000	914,598
TOTAL SAUDI ARABIA			15,222,259
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		710,000	703,550
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		4,197,000	3,547,766
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (c)		292,000	293,460
TOTAL COMMUNICATION SERVICES			3,841,226

Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		976,000	951,600
Sasol Financing USA LLC 5.5% 3/18/2031		210,000	172,128
Sasol Financing USA LLC 6.5% 9/27/2028		450,000	424,575
Sasol Financing USA LLC 8.75% 5/3/2029 (c)		305,000	299,904
			1,848,207
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (c)		540,000	539,178
TOTAL MATERIALS			2,387,385

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		1,200,000	1,198,500
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		564,000	582,683
			1,781,183
TOTAL SOUTH AFRICA			8,009,794
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		1,200,000	1,226,539
CaixaBank SA 3.625% 9/19/2032 (d)(o)	EUR	1,300,000	1,490,226
CaixaBank SA 5.673% 3/15/2030 (c)(d)		610,000	626,498
			3,343,263
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		509,000	484,191
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (o)	EUR	1,600,000	1,899,556
TOTAL HEALTH CARE			2,383,747

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (c)		280,000	268,027
TOTAL SPAIN			5,995,037
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (o)	EUR	1,500,000	1,636,288
Heimstaden Bostad AB 3.875% 11/5/2029 (o)	EUR	1,700,000	1,930,950
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (o)	EUR	1,465,000	1,484,615

TOTAL SWEDEN			5,051,853
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (c)(d)		2,024,000	1,947,290
UBS Group AG 2.125% 11/15/2029 (d)(o)	GBP	335,000	410,963
UBS Group AG 2.193% 6/5/2026 (c)(d)		3,100,000	3,099,393
UBS Group AG 3.869% 1/12/2029 (c)(d)		2,511,000	2,457,877
UBS Group AG 4.125% 6/9/2033 (d)(o)	EUR	1,970,000	2,321,948
UBS Group AG 4.125% 9/24/2025 (c)		200,000	199,539
UBS Group AG 4.194% 4/1/2031 (c)(d)		32,034,000	31,044,022
UBS Group AG 4.55% 4/17/2026		250,000	249,912
UBS Group AG 4.75% 3/17/2032 (d)(o)	EUR	1,900,000	2,319,906
UBS Group AG 5.428% 2/8/2030 (c)(d)		17,100,000	17,441,744
UBS Group AG 5.699% 2/8/2035 (c)(d)		2,000,000	2,040,561
UBS Group AG 6.537% 8/12/2033 (c)(d)		10,849,000	11,646,893
			75,180,048
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (d)(o)		2,430,000	2,420,888
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	197,269
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(o)		1,605,000	1,392,177
			4,010,334
TOTAL FINANCIALS			79,190,382

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		3,883,000	3,486,566
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		1,287,000	1,259,804
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		723,000	712,228
			5,458,598
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		1,933,000	1,770,830
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		1,040,000	839,636
			2,610,466
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (o)	EUR	275,000	316,789
TOTAL MATERIALS			2,927,255

TOTAL SWITZERLAND			87,576,235
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		4,940,000	5,021,658
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (c)		1,089,000	695,294
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		500,000	522,031
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (c)		607,000	607,000
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (c)		305,000	313,769
TOTAL INDUSTRIALS			920,769

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (c)		373,500	371,166
TOTAL TURKEY			1,813,966
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (c)		583,780	459,727
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (o)		493,958	474,200

TOTAL UKRAINE			933,927
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		575,000	510,169
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (c)		447,450	392,413
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		2,550,000	2,133,713
			3,036,295
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		702,000	630,045
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		410,000	420,963
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		1,075,000	997,590
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		366,000	345,797
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		850,000	763,411
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		486,000	498,699
Sobha Sukuk Ltd 8.75% 7/17/2028 (o)		370,000	382,037
			4,038,542
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (c)		1,133,000	1,067,569
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (c)		762,000	695,325
			1,762,894
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (d)(o)		545,000	546,822
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (o)		400,000	413,132
			959,954
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		900,000	674,442
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		431,000	427,035
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (c)		468,000	455,757
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		705,000	665,125
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (c)		245,000	247,359
			2,469,718
TOTAL UNITED ARAB EMIRATES			12,267,403
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		645,000	614,682
Virgin Media Finance PLC 5% 7/15/2030 (c)		1,014,000	919,516
			1,534,198
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		2,643,000	2,440,562
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		1,990,000	1,800,903
Vodafone Group PLC 4.875% 10/3/2078 (d)(o)	GBP	385,000	517,433
			2,318,336
TOTAL COMMUNICATION SERVICES			6,293,096

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		1,369,000	1,415,494
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)		540,000	561,231
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		1,318,000	1,379,250
			3,355,975
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (o)	GBP	450,000	479,975
Hotels, Restaurants & Leisure - 0.0%
Whitbread Group PLC 2.375% 5/31/2027 (o)	GBP	100,000	127,419
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (o)	GBP	1,755,000	1,930,421
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		2,027,000	2,032,455
TOTAL CONSUMER DISCRETIONARY			7,926,245

Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 4.7% 4/2/2027		2,539,000	2,544,169
BAT Capital Corp 4.906% 4/2/2030		46,561,000	46,814,581
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,150,502
BAT Capital Corp 5.834% 2/20/2031		2,919,000	3,041,281
BAT Capital Corp 6.421% 8/2/2033		3,790,000	4,062,901
BAT International Finance PLC 4.125% 4/12/2032 (o)	EUR	2,190,000	2,551,318
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (o)	EUR	2,010,000	2,469,194
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)		3,927,000	4,029,123
Reynolds American Inc 4.45% 6/12/2025		33,000	32,997
Reynolds American Inc 5.7% 8/15/2035		450,000	451,443
Reynolds American Inc 5.85% 8/15/2045		90,000	84,833
			67,232,342
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		5,601,000	6,175,488
Harbour Energy PLC 5.5% 10/15/2026 (c)		190,000	188,127
			6,363,615
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (d)		7,150,000	6,899,462
Barclays PLC 2.645% 6/24/2031 (d)		6,962,000	6,210,625
Barclays PLC 5.262% 1/29/2034 (d)(o)	EUR	2,455,000	3,067,968
Barclays PLC 5.335% 9/10/2035 (d)		2,500,000	2,431,131
Barclays PLC 5.69% 3/12/2030 (d)		35,411,000	36,305,032
Barclays PLC 5.829% 5/9/2027 (d)		3,236,000	3,265,534
Barclays PLC 6.224% 5/9/2034 (d)		6,663,000	6,956,196
Barclays PLC 6.49% 9/13/2029 (d)		12,991,000	13,633,971
Barclays PLC 7.437% 11/2/2033 (d)		3,517,000	3,932,723
Barclays PLC 8.407% 11/14/2032 (d)(o)	GBP	200,000	285,511
HSBC Holdings PLC 4.856% 5/23/2033 (d)(o)	EUR	775,000	949,615
HSBC Holdings PLC 5.813% 5/22/2033 (d)(o)	GBP	725,000	980,818
HSBC Holdings PLC 6.254% 3/9/2034 (d)		500,000	525,696
HSBC Holdings PLC 6.8% 9/14/2031 (d)	GBP	1,800,000	2,571,204
HSBC Holdings PLC 8.201% 11/16/2034 (d)(o)	GBP	400,000	583,494
Lloyds Banking Group PLC 4.5% 1/11/2029 (d)(o)	EUR	625,000	742,390
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(o)	EUR	2,480,000	3,015,783
NatWest Group PLC 2.105% 11/28/2031 (d)(o)	GBP	1,185,000	1,529,744
NatWest Group PLC 3.073% 5/22/2028 (d)		3,920,000	3,801,724
NatWest Group PLC 5.847% 3/2/2027 (d)		5,629,000	5,674,560
NatWest Group PLC 7.416% 6/6/2033 (d)(o)	GBP	380,000	536,933
Santander UK Group Holdings PLC 3.625% 1/14/2026 (o)	GBP	358,000	478,635
Standard Chartered PLC 3.864% 3/17/2033 (d)(o)	EUR	700,000	805,008
Virgin Money UK PLC 7.625% 8/23/2029 (d)(o)	GBP	1,135,000	1,639,492
			106,823,249
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (o)	EUR	975,000	1,113,998
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (d)(o)	EUR	400,000	458,090
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (o)	GBP	975,000	1,468,725
TOTAL FINANCIALS			109,864,062

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		625,000	593,641
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (o)	EUR	1,590,000	1,652,374
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (o)	GBP	197,000	260,119
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (o)	GBP	1,000,000	1,341,916
TOTAL INDUSTRIALS			3,254,409

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		1,011,000	1,005,965
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (o)	GBP	400,000	530,467
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (o)	EUR	510,000	567,806
TOTAL REAL ESTATE			1,098,273

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (d)(o)	EUR	805,000	889,272
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (o)	EUR	800,000	905,437
			1,794,709
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (o)	EUR	825,000	938,942
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		2,761,000	2,730,009
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		1,504,000	1,523,612
			4,253,621
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (o)	GBP	180,000	212,013
Anglian Water Services Financing PLC 5.875% 6/20/2031 (o)	GBP	810,000	1,096,509
Anglian Water Services Financing PLC 6.25% 9/12/2044 (o)	GBP	350,000	441,924
Anglian Water Services Financing PLC 6.293% 7/30/2030 (o)	GBP	625,000	864,679
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (o)	EUR	1,025,000	1,168,056
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (o)	GBP	385,000	477,537
South West Water Finance PLC 5.75% 12/11/2032 (o)	GBP	175,000	236,856
Southern Water Services Finance Ltd 1.625% 3/30/2027 (o)	GBP	265,000	314,982
Southern Water Services Finance Ltd 2.375% 5/28/2028 (o)	GBP	440,000	516,077
SW Finance I PLC 7.375% 12/12/2041 (o)	GBP	304,000	393,426
United Utilities Water Finance PLC 3.5% 2/27/2033 (o)	EUR	625,000	701,120
Wessex Water Services Finance PLC 6.125% 9/19/2034 (o)	GBP	650,000	865,527
			7,288,706
TOTAL UTILITIES			14,275,978

TOTAL UNITED KINGDOM			217,907,626
UNITED STATES - 23.5%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033		42,449,000	34,912,255
AT&T Inc 3.65% 9/15/2059		662,000	434,987
AT&T Inc 3.8% 12/1/2057		3,772,000	2,582,453
AT&T Inc 4.3% 2/15/2030		565,000	559,047
AT&T Inc 4.5% 3/9/2048		10,000	8,101
AT&T Inc 5.15% 11/15/2046		500,000	453,043
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)		1,021,000	986,012
Consolidated Communications Inc 5% 10/1/2028 (c)		701,000	708,060
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		770,000	768,429
Level 3 Financing Inc 10% 10/15/2032 (c)(q)		185,000	185,944
Level 3 Financing Inc 10.5% 5/15/2030 (c)		2,905,000	3,177,344
Level 3 Financing Inc 11% 11/15/2029 (c)		847,548	961,472
Level 3 Financing Inc 3.625% 1/15/2029 (c)		1,127,000	935,410
Level 3 Financing Inc 3.75% 7/15/2029 (c)		1,040,000	853,497
Level 3 Financing Inc 3.875% 10/15/2030 (c)		1,945,000	1,638,663
Level 3 Financing Inc 4% 4/15/2031 (c)		470,000	388,925
Level 3 Financing Inc 4.25% 7/1/2028 (c)		170,000	151,300
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,905,000	1,675,390
Level 3 Financing Inc 4.875% 6/15/2029 (c)		70,000	63,575
Lumen Technologies Inc 4.125% 4/15/2030 (c)		310,000	301,088
Lumen Technologies Inc 4.5% 1/15/2029 (c)		200,000	176,999
Verizon Communications Inc 2.355% 3/15/2032		3,500,000	2,985,023
Verizon Communications Inc 2.55% 3/21/2031		37,492,000	33,206,555
Verizon Communications Inc 2.987% 10/30/2056		1,624,000	950,948
Verizon Communications Inc 4.78% 2/15/2035		1,573,000	1,513,835
Verizon Communications Inc 4.862% 8/21/2046		875,000	763,463
Verizon Communications Inc 5.012% 4/15/2049		18,000	16,197
			91,358,015
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	220,000	247,866
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	227,329
Alphabet Inc 4% 5/6/2054	EUR	200,000	225,792
Snap Inc 6.875% 3/1/2033 (c)		960,000	972,428
			1,673,415
Media - 1.6%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		1,636,000	1,249,489
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		1,935,000	1,670,356
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		944,000	864,616
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		4,083,000	3,716,116
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)		3,943,000	3,506,993
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		3,889,000	3,712,397
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)		1,000,000	980,827
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)(q)		1,769,000	1,744,562
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		7,871,000	7,196,390
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,964,000	4,916,163
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		60,406,000	55,718,890
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		38,766,000	31,955,260
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		8,964,000	7,530,037
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,937,000	2,403,869
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		2,636,000	2,313,136
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		10,972,000	11,421,864
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,013,000	11,560,338
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		7,452,000	7,796,053
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		1,238,000	1,211,045
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		1,051,000	929,136
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		2,027,000	2,053,637
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)(q)		1,484,000	1,554,250
Comcast Corp 3.9% 3/1/2038		71,000	60,110
Comcast Corp 4.65% 7/15/2042		162,000	140,501
CSC Holdings LLC 3.375% 2/15/2031 (c)		4,980,000	3,261,900
CSC Holdings LLC 4.125% 12/1/2030 (c)		1,490,000	1,022,519
CSC Holdings LLC 4.625% 12/1/2030 (c)		3,870,000	1,780,200
CSC Holdings LLC 5.375% 2/1/2028 (c)		1,430,000	1,304,184
CSC Holdings LLC 5.5% 4/15/2027 (c)		600,000	568,392
Discovery Communications LLC 3.625% 5/15/2030		9,839,000	8,701,166
Discovery Communications LLC 4.125% 5/15/2029		2,981,000	2,775,681
Discovery Communications LLC 5% 9/20/2037		7,649,000	6,022,493
DISH DBS Corp 5.125% 6/1/2029		3,995,000	2,626,495
DISH DBS Corp 7.375% 7/1/2028		604,000	414,850
DISH Network Corp 11.75% 11/15/2027 (c)		1,240,000	1,279,322
EchoStar Corp 10.75% 11/30/2029		2,633,734	2,646,903
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		3,450,750	2,967,645
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		1,599,000	1,688,629
Time Warner Cable LLC 5.5% 9/1/2041		16,000	14,101
Time Warner Cable LLC 5.875% 11/15/2040		1,356,000	1,268,121
Time Warner Cable LLC 6.55% 5/1/2037		457,000	460,038
Time Warner Cable LLC 6.75% 6/15/2039		674,000	682,086
Time Warner Cable LLC 7.3% 7/1/2038		211,000	224,854
Univision Communications Inc 4.5% 5/1/2029 (c)(q)		1,912,000	1,697,214
Univision Communications Inc 6.625% 6/1/2027 (c)		837,000	837,015
Univision Communications Inc 7.375% 6/30/2030 (c)		1,145,000	1,070,426
Univision Communications Inc 8% 8/15/2028 (c)		999,000	999,639
Univision Communications Inc 8.5% 7/31/2031 (c)(q)		1,588,000	1,524,737
Warnermedia Holdings Inc 3.755% 3/15/2027		670,000	649,479
Warnermedia Holdings Inc 4.054% 3/15/2029		5,266,000	4,903,714
Warnermedia Holdings Inc 4.279% 3/15/2032		54,705,000	46,420,982
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	850,000	899,276
Warnermedia Holdings Inc 5.05% 3/15/2042		1,519,000	1,092,658
Warnermedia Holdings Inc 5.141% 3/15/2052		36,958,000	23,958,324
			289,969,078
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		26,258,000	22,513,909
T-Mobile USA Inc 3.875% 4/15/2030		39,450,000	38,040,342
T-Mobile USA Inc 4.375% 4/15/2040		107,000	92,783
T-Mobile USA Inc 4.5% 4/15/2050		207,000	167,007
T-Mobile USA Inc 5.05% 7/15/2033		4,478,000	4,439,829
			65,253,870
TOTAL COMMUNICATION SERVICES			448,254,378

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		990,000	982,822
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		795,000	809,715
Patrick Industries Inc 6.375% 11/1/2032 (c)		515,000	507,611
			2,300,148
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.1513% 10/15/2026 (b)(c)(d)		7,706,000	7,744,530
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		740,000	741,731
			8,486,261
Broadline Retail - 0.0%
CMG Media Corp 8.875% 6/18/2029 (c)		612,000	563,040
GrubHub Holdings Inc 5.5% 7/1/2027 (c)(q)		1,290,000	1,190,024
Kohl's Corp 4.25% 7/17/2025		1,427,000	1,416,319
Nordstrom Inc 4.375% 4/1/2030 (q)		1,668,000	1,504,935
Wayfair LLC 7.25% 10/31/2029 (c)(q)		3,382,000	3,293,839
Wayfair LLC 7.75% 9/15/2030 (c)		3,265,000	3,198,889
			11,167,046
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		349,000	321,690
Service Corp International/US 5.125% 6/1/2029		1,004,000	991,692
Service Corp International/US 5.75% 10/15/2032		689,000	684,686
Sotheby's 7.375% 10/15/2027 (c)		2,118,000	2,085,610
StoneMor Inc 8.5% 5/15/2029 (c)		1,941,000	1,789,199
TKC Holdings Inc 10.5% 5/15/2029 (c)		3,014,000	3,098,429
TKC Holdings Inc 6.875% 5/15/2028 (c)		1,201,000	1,194,535
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		3,618,000	3,609,394
			13,775,235
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 6% 10/15/2032 (c)		1,741,000	1,670,121
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		1,977,000	1,992,905
Caesars Entertainment Inc 7% 2/15/2030 (c)		975,000	1,000,477
Caesars Entertainment Inc 8.125% 7/1/2027 (c)		673,000	673,988
Carnival Corp 5.75% 3/15/2030 (c)		2,402,000	2,407,635
Carnival Corp 5.875% 6/15/2031 (c)		2,310,000	2,311,386
Carnival Corp 6% 5/1/2029 (c)		1,612,000	1,616,249
Carnival Corp 6.125% 2/15/2033 (c)		1,130,000	1,133,042
CEC Entertainment LLC 6.75% 5/1/2026 (c)		2,100,000	2,065,861
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		275,000	268,125
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)		1,465,000	1,374,006
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		2,939,000	2,669,140
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		2,964,000	2,638,109
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		1,766,000	1,632,905
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		714,000	718,823
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		229,000	231,256
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		1,181,000	1,199,226
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		2,152,000	2,149,266
Life Time Inc 6% 11/15/2031 (c)		2,591,000	2,596,788
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		1,840,000	1,386,082
McDonald's Corp 3.5% 5/21/2032 (o)	EUR	925,000	1,064,001
McDonald's Corp 3.5% 7/1/2027		139,000	136,907
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,398,679
MGM Resorts International 6.5% 4/15/2032 (q)		1,526,000	1,523,028
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (c)		1,073,000	1,113,658
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (c)		1,404,000	1,428,764
NCL Corp Ltd 6.75% 2/1/2032 (c)		1,115,000	1,116,349
NCL Corp Ltd 7.75% 2/15/2029 (c)		1,599,000	1,681,358
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (c)		1,046,000	1,035,594
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		557,000	557,504
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		767,000	758,092
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		1,275,000	1,279,577
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		1,911,000	1,936,799
Station Casinos LLC 4.5% 2/15/2028 (c)(q)		876,000	849,591
Station Casinos LLC 6.625% 3/15/2032 (c)		1,072,000	1,073,470
Viking Cruises Ltd 9.125% 7/15/2031 (c)		1,087,000	1,167,084
VOC Escrow Ltd 5% 2/15/2028 (c)		308,000	303,806
Yum! Brands Inc 3.625% 3/15/2031		47,000	42,719
Yum! Brands Inc 4.625% 1/31/2032		2,267,000	2,149,763
Yum! Brands Inc 5.375% 4/1/2032 (q)		952,000	940,978
			53,293,111
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (c)		1,276,000	1,196,341
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		1,329,000	1,303,971
LGI Homes Inc 4% 7/15/2029 (c)		558,000	494,184
LGI Homes Inc 7% 11/15/2032 (c)		2,490,000	2,312,314
LGI Homes Inc 8.75% 12/15/2028 (c)		434,000	446,649
Newell Brands Inc 6.375% 5/15/2030		1,025,000	961,821
Newell Brands Inc 6.625% 5/15/2032 (q)		791,000	729,607
Newell Brands Inc 6.625% 9/15/2029		1,245,000	1,203,527
Newell Brands Inc 6.875% 4/1/2036 (f)		460,000	422,748
Newell Brands Inc 7% 4/1/2046 (f)(q)		655,000	532,567
Newell Brands Inc 8.5% 6/1/2028 (c)		1,795,000	1,857,015
TopBuild Corp 4.125% 2/15/2032 (c)		892,000	808,948
			12,269,692
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030		127,000	124,671
AutoZone Inc 4% 4/15/2030		4,155,000	4,031,436
Carvana Co 11% 6/1/2030 pay-in-kind (c)(d)		154,425	162,846
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		1,707,127	1,980,124
Carvana Co 4.875% 9/1/2029 (c)		785,000	698,650
Carvana Co 5.625% 10/1/2025 (c)		4,380,000	4,353,467
Carvana Co 5.875% 10/1/2028 (c)		650,000	614,250
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		1,058,925	1,088,025
Champions Financing Inc 8.75% 2/15/2029 (c)(q)		1,242,000	1,156,815
LBM Acquisition LLC 6.25% 1/15/2029 (c)		1,092,000	877,018
Lowe's Cos Inc 3.35% 4/1/2027		91,000	89,384
Lowe's Cos Inc 3.75% 4/1/2032		20,521,000	19,097,414
Lowe's Cos Inc 4.25% 4/1/2052		2,201,000	1,670,001
Lowe's Cos Inc 4.45% 4/1/2062		13,560,000	10,213,444
Lowe's Cos Inc 4.5% 4/15/2030		86,000	85,875
Lowe's Cos Inc 5.625% 4/15/2053		21,000	19,692
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	184,465
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (q)		1,553,000	1,577,803
Staples Inc 10.75% 9/1/2029 (c)		2,406,000	2,178,107
Staples Inc 12.75% 1/15/2030 (c)		1,565,699	1,007,861
TJX Cos Inc/The 3.875% 4/15/2030		4,000	3,919
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)(q)		963,000	1,001,811
			52,217,078
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (c)		1,097,000	960,030
TOTAL CONSUMER DISCRETIONARY			154,468,601

Consumer Staples - 0.5%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		4,389,000	4,315,349
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (c)		1,049,000	1,050,422
			5,365,771
Consumer Staples Distribution & Retail - 0.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		1,642,000	1,542,707
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		2,333,000	2,269,429
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		1,220,000	1,238,516
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)		445,000	453,980
C&S Group Enterprises LLC 5% 12/15/2028 (c)		2,107,000	1,793,034
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		3,082,000	3,212,976
Kroger Co/The 5% 9/15/2034		4,860,000	4,733,501
Mars Inc 4.8% 3/1/2030 (c)		10,882,000	10,949,156
Mars Inc 5% 3/1/2032 (c)		9,002,000	9,032,272
Mars Inc 5.2% 3/1/2035 (c)		8,293,000	8,261,893
Mars Inc 5.65% 5/1/2045 (c)		6,555,000	6,430,667
Mars Inc 5.7% 5/1/2055 (c)		13,572,000	13,166,198
Performance Food Group Inc 6.125% 9/15/2032 (c)		2,018,000	2,034,237
Sysco Corp 5.95% 4/1/2030		948,000	997,839
Sysco Corp 6.6% 4/1/2050		530,000	560,032
US Foods Inc 4.75% 2/15/2029 (c)		1,600,000	1,564,647
US Foods Inc 5.75% 4/15/2033 (c)(q)		1,039,000	1,020,715
US Foods Inc 6.875% 9/15/2028 (c)		914,000	939,804
			70,201,603
Food Products - 0.1%
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		915,000	960,261
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		560,000	585,829
JBS USA Food Co 3.625% 1/15/2032 (c)		165,000	148,331
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		1,432,000	1,350,438
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		2,220,000	2,047,844
Post Holdings Inc 4.625% 4/15/2030 (c)		1,291,000	1,221,778
Post Holdings Inc 5.5% 12/15/2029 (c)		1,655,000	1,634,450
Post Holdings Inc 6.25% 10/15/2034 (c)		713,000	704,287
Post Holdings Inc 6.25% 2/15/2032 (c)		1,280,000	1,301,394
Post Holdings Inc 6.375% 3/1/2033 (c)		1,231,000	1,222,003
			11,176,615
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		884,000	891,271
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		703,000	503,483
Altria Group Inc 4.25% 8/9/2042		448,000	354,967
Altria Group Inc 4.5% 5/2/2043		289,000	234,979
Altria Group Inc 4.8% 2/14/2029		36,000	36,128
Altria Group Inc 5.95% 2/14/2049		300,000	291,845
			1,421,402
TOTAL CONSUMER STAPLES			89,056,662

Energy - 2.8%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		1,490,000	1,497,837
Halliburton Co 3.8% 11/15/2025		2,000	1,989
Halliburton Co 4.85% 11/15/2035		55,000	51,760
Nabors Industries Inc 7.375% 5/15/2027 (c)		1,565,000	1,502,477
Nabors Industries Inc 8.875% 8/15/2031 (c)		1,178,000	806,160
Nabors Industries Inc 9.125% 1/31/2030 (c)(q)		511,000	465,611
Nabors Industries Ltd 7.5% 1/15/2028 (c)		1,690,000	1,411,831
Star Holding LLC 8.75% 8/1/2031 (c)		615,000	554,870
Transocean Aquila Ltd 8% 9/30/2028 (c)		204,662	204,340
Transocean Inc 8% 2/1/2027 (c)		2,858,000	2,794,048
Transocean Inc 8.25% 5/15/2029 (c)		1,364,000	1,230,010
Transocean Inc 8.5% 5/15/2031 (c)		1,272,000	1,093,265
Transocean Inc 8.75% 2/15/2030 (c)		488,800	495,523
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)		472,500	473,040
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		2,860,000	2,858,964
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		1,402,000	1,424,034
Valaris Ltd 8.375% 4/30/2030 (c)		2,055,000	2,062,988
			18,928,747
Oil, Gas & Consumable Fuels - 2.7%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)		1,868,000	1,914,268
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)		541,000	535,495
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		338,000	337,705
California Resources Corp 7.125% 2/1/2026 (c)		379,000	378,675
California Resources Corp 8.25% 6/15/2029 (c)		3,380,000	3,386,128
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		1,824,000	1,758,246
Cheniere Energy Partners LP 5.75% 8/15/2034		1,416,000	1,421,050
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		2,870,000	2,868,621
CITGO Petroleum Corp 8.375% 1/15/2029 (c)		1,263,000	1,283,632
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		1,169,000	1,083,672
CNX Resources Corp 6% 1/15/2029 (c)		248,000	246,197
CNX Resources Corp 7.25% 3/1/2032 (c)		2,177,000	2,218,533
CNX Resources Corp 7.375% 1/15/2031 (c)		480,000	491,474
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		18,062,000	18,766,325
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		6,695,000	6,891,212
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		423,000	424,986
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		762,000	765,809
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		406,000	412,096
Comstock Resources Inc 5.875% 1/15/2030 (c)		2,245,000	2,122,837
Comstock Resources Inc 6.75% 3/1/2029 (c)		1,904,000	1,876,632
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		2,176,000	2,303,738
CVR Energy Inc 5.75% 2/15/2028 (c)		3,112,000	2,962,672
CVR Energy Inc 8.5% 1/15/2029 (c)		1,186,000	1,157,586
DCP Midstream Operating LP 5.125% 5/15/2029		1,290,000	1,301,415
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		3,128,000	3,141,144
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		1,660,000	1,719,209
DT Midstream Inc 4.125% 6/15/2029 (c)		1,380,000	1,314,410
DT Midstream Inc 4.375% 6/15/2031 (c)		523,000	488,421
DT Midstream Inc 5.8% 12/15/2034 (c)		1,051,000	1,042,453
Energy Transfer LP 3.75% 5/15/2030		57,121,000	54,044,934
Energy Transfer LP 4.95% 6/15/2028		141,000	141,959
Energy Transfer LP 5% 5/15/2050		5,130,000	4,146,891
Energy Transfer LP 5.25% 4/15/2029		3,592,000	3,646,788
Energy Transfer LP 5.4% 10/1/2047		19,561,000	16,865,557
Energy Transfer LP 5.8% 6/15/2038		159,000	155,680
Energy Transfer LP 6% 6/15/2048		2,386,000	2,215,457
Energy Transfer LP 6.25% 4/15/2049		109,000	103,784
Energy Transfer LP 6.55% 12/1/2033		3,446,000	3,660,131
Energy Transfer LP 7.375% 2/1/2031 (c)		7,098,000	7,433,860
Enterprise Products Operating LLC 3.7% 2/15/2026		5,310,000	5,279,558
Excelerate Energy LP 8% 5/15/2030 (c)		1,102,000	1,140,825
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,803,112
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		3,050,000	3,094,701
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,975,000	1,983,163
Global Partners LP / GLP Finance Corp 7% 8/1/2027		2,611,000	2,617,358
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)(q)		200,000	207,906
Harvest Midstream I LP 7.5% 5/15/2032 (c)		1,254,000	1,288,392
Harvest Midstream I LP 7.5% 9/1/2028 (c)		1,440,000	1,462,175
Hess Corp 5.6% 2/15/2041		9,122,000	8,842,118
Hess Corp 5.8% 4/1/2047		493,000	475,209
Hess Corp 7.125% 3/15/2033		12,189,000	13,584,618
Hess Corp 7.3% 8/15/2031		5,197,000	5,812,341
Hess Corp 7.875% 10/1/2029		203,000	227,117
Hess Midstream Operations LP 4.25% 2/15/2030 (c)		936,000	892,131
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		2,100,000	2,072,312
Hess Midstream Operations LP 5.5% 10/15/2030 (c)(q)		279,000	275,850
Hess Midstream Operations LP 5.875% 3/1/2028 (c)		1,183,000	1,194,645
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		650,000	663,577
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		905,000	936,571
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)		1,867,000	1,952,464
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	262,612
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	13,466
Kinder Morgan Inc 5.05% 2/15/2046		34,000	29,037
Kinder Morgan Inc 5.55% 6/1/2045		193,000	177,141
Kinetik Holdings LP 5.875% 6/15/2030 (c)(q)		1,341,000	1,333,031
Kinetik Holdings LP 6.625% 12/15/2028 (c)		2,247,000	2,291,609
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		1,854,000	1,787,637
MPLX LP 2.65% 8/15/2030		33,444,000	29,926,446
MPLX LP 4.8% 2/15/2029		43,000	43,143
MPLX LP 4.95% 9/1/2032		14,376,000	13,985,093
MPLX LP 5.5% 2/15/2049		249,000	218,744
MPLX LP 5.5% 6/1/2034		2,000,000	1,971,530
Murphy Oil Corp 6% 10/1/2032		1,090,000	1,016,270
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		582,000	527,192
New Fortress Energy Inc 6.5% 9/30/2026 (c)		225,000	134,712
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		1,624,000	1,630,615
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		482,000	485,842
Occidental Petroleum Corp 4.2% 3/15/2048		1,796,000	1,194,878
Occidental Petroleum Corp 4.4% 4/15/2046		800,000	567,121
Occidental Petroleum Corp 5.375% 1/1/2032		2,086,000	2,013,600
Occidental Petroleum Corp 6.2% 3/15/2040		150,000	139,799
Occidental Petroleum Corp 6.45% 9/15/2036		3,471,000	3,410,992
Occidental Petroleum Corp 6.6% 3/15/2046		216,000	204,629
Occidental Petroleum Corp 7.5% 5/1/2031		56,190,500	60,482,219
ONEOK Inc 4.25% 9/24/2027		2,308,000	2,292,887
ONEOK Inc 4.4% 10/15/2029		3,075,000	3,025,815
ONEOK Inc 4.75% 10/15/2031		8,320,000	8,121,411
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,116,650
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,312,236
Ovintiv Inc 7.375% 11/1/2031		240,000	256,314
Ovintiv Inc 8.125% 9/15/2030		652,000	727,281
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		125,000	116,061
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		3,470,000	3,016,481
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		1,735,000	1,658,805
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		2,097,000	2,065,545
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		225,000	221,996
Permian Resources Operating LLC 7% 1/15/2032 (c)		75,000	76,934
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		7,642,000	7,227,001
Prairie Acquiror LP 9% 8/1/2029 (c)		355,000	360,888
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		1,560,000	1,506,591
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		1,600,000	1,647,915
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)		391,000	374,405
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,395,135
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,365,000	1,307,664
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,303,000	2,297,643
Sunoco LP 6.25% 7/1/2033 (c)		1,570,000	1,569,987
Sunoco LP 7% 5/1/2029 (c)		453,000	467,524
Sunoco LP 7.25% 5/1/2032 (c)		494,000	513,639
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		2,188,000	2,174,395
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		5,972,000	5,722,288
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		124,000	123,828
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		1,254,000	1,195,101
Talos Production Inc 9.375% 2/1/2031 (c)		1,438,000	1,413,832
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		4,284,000	3,991,753
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	399,134
TransMontaigne Partners LLC 8.5% 6/15/2030 (c)		992,000	1,012,679
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		1,150,000	1,201,115
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		1,175,000	1,237,329
Western Gas Partners LP 4.05% 2/1/2030 (f)		30,283,000	28,788,064
Western Gas Partners LP 4.5% 3/1/2028		200,000	196,994
Western Gas Partners LP 4.65% 7/1/2026		46,000	45,871
Western Gas Partners LP 4.75% 8/15/2028		90,000	89,379
Western Gas Partners LP 5.3% 3/1/2048		2,445,000	1,974,361
Western Gas Partners LP 5.45% 11/15/2034		1,155,000	1,108,684
Williams Cos Inc/The 3.5% 11/15/2030		51,405,000	48,102,805
Williams Cos Inc/The 4% 9/15/2025		180,000	179,606
Williams Cos Inc/The 4.65% 8/15/2032		3,553,000	3,438,583
Williams Cos Inc/The 5.15% 3/15/2034		3,055,000	3,000,502
Williams Cos Inc/The 5.3% 8/15/2052		406,000	359,160
Williams Cos Inc/The 5.4% 3/2/2026		675,000	678,364
			487,793,818
TOTAL ENERGY			506,722,565

Financials - 10.4%
Banks - 5.1%
Bank of America Corp 2.299% 7/21/2032 (d)		11,753,000	10,083,822
Bank of America Corp 2.592% 4/29/2031 (d)		84,396,000	76,145,811
Bank of America Corp 3.419% 12/20/2028 (d)		109,825,000	106,563,627
Bank of America Corp 4.25% 10/22/2026		1,327,000	1,321,334
Bank of America Corp 5.015% 7/22/2033 (d)		25,153,000	25,065,574
Bank of America Corp 5.468% 1/23/2035 (d)		14,000,000	14,146,423
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,228,397
Citigroup Inc 4.4% 6/10/2025		556,000	555,871
Citigroup Inc 4.412% 3/31/2031 (d)		57,198,000	55,926,928
Citigroup Inc 4.45% 9/29/2027		358,000	356,527
Citigroup Inc 4.658% 5/24/2028 (d)		71,045,000	71,019,511
Citigroup Inc 4.91% 5/24/2033 (d)		11,105,000	10,916,871
Citigroup Inc 5.449% 6/11/2035 (d)		7,200,000	7,214,457
First-Citizens Bank & Trust Co 6.125% 3/9/2028		174,000	180,172
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)(q)		1,601,000	1,558,569
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		675,000	694,744
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		6,845,000	6,309,711
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		3,101,000	2,823,488
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(o)	EUR	650,000	752,712
JPMorgan Chase & Co 4.452% 12/5/2029 (d)		101,851,000	101,167,516
JPMorgan Chase & Co 4.493% 3/24/2031 (d)		112,950,000	111,609,882
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		9,186,000	8,954,299
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		16,270,000	16,124,108
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		12,200,000	11,838,393
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		11,773,000	11,943,806
JPMorgan Chase & Co 5.299% 7/24/2029 (d)		9,935,000	10,136,422
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		13,984,000	14,227,592
JPMorgan Chase & Co 5.717% 9/14/2033 (d)		8,908,000	9,159,993
Synchrony Bank 5.4% 8/22/2025		1,668,000	1,669,875
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,530,390
Wells Fargo & Co 3.526% 3/24/2028 (d)		75,141,000	73,698,038
Wells Fargo & Co 4.478% 4/4/2031 (d)		79,229,000	77,905,765
Wells Fargo & Co 4.897% 7/25/2033 (d)		19,965,000	19,622,338
Wells Fargo & Co 5.013% 4/4/2051 (d)		2,888,000	2,534,037
Wells Fargo & Co 5.15% 4/23/2031 (d)		15,959,000	16,150,047
Wells Fargo & Co 5.499% 1/23/2035 (d)		7,964,000	8,009,189
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,020,000	10,279,401
Wells Fargo & Co 5.605% 4/23/2036 (d)		14,095,000	14,259,650
Wells Fargo & Co 6.303% 10/23/2029 (d)		7,336,000	7,698,326
Western Alliance Bancorp 3% 6/15/2031 (d)		2,476,000	2,285,942
			927,669,558
Capital Markets - 3.0%
Ares Capital Corp 2.15% 7/15/2026		7,000,000	6,784,764
Ares Capital Corp 3.875% 1/15/2026		2,302,000	2,286,726
Ares Strategic Income Fund 5.7% 3/15/2028		14,871,000	14,895,626
Athene Global Funding 5.339% 1/15/2027 (c)		8,489,000	8,565,387
Athene Global Funding 5.583% 1/9/2029 (c)		28,146,000	28,727,154
Blackstone Private Credit Fund 4.875% 4/14/2026 (o)	GBP	905,000	1,210,260
Blackstone Private Credit Fund 5.6% 11/22/2029		20,100,000	19,988,664
Blackstone Private Credit Fund 7.05% 9/29/2025		6,813,000	6,856,213
Blackstone Private Credit Fund 7.3% 11/27/2028		18,200,000	19,273,737
Coinbase Global Inc 3.625% 10/1/2031 (c)		868,000	755,439
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		62,019,000	53,368,671
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		11,237,000	9,924,325
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		80,410,000	78,940,337
Goldman Sachs Group Inc/The 3.8% 3/15/2030		5,955,000	5,745,144
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		5,041,000	4,931,023
Goldman Sachs Group Inc/The 4.25% 10/21/2025		554,000	553,102
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		2,200,000	2,129,077
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,506,000	6,997,872
Hightower Holding LLC 6.75% 4/15/2029 (c)		867,000	854,969
Hightower Holding LLC 9.125% 1/31/2030 (c)		1,881,000	1,957,938
HPS Corporate Lending Fund 5.45% 1/14/2028		28,974,000	28,968,613
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		2,111,000	2,114,494
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		1,635,000	1,676,745
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (c)		1,253,000	1,308,962
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)		610,000	577,889
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		850,000	841,434
Moody's Corp 3.25% 1/15/2028		108,000	105,325
Morgan Stanley 2.699% 1/22/2031 (d)		5,522,000	5,037,442
Morgan Stanley 3.622% 4/1/2031 (d)		73,839,000	70,011,801
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	650,000	752,031
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	300,000	348,547
Morgan Stanley 4.35% 9/8/2026		1,377,000	1,371,402
Morgan Stanley 4.431% 1/23/2030 (d)		91,117,000	90,360,507
Morgan Stanley 4.889% 7/20/2033 (d)		17,005,000	16,750,626
Morgan Stanley 5.192% 4/17/2031 (d)		10,672,000	10,827,850
Morgan Stanley 5.32% 7/19/2035 (d)		7,300,000	7,252,407
Morgan Stanley 5.449% 7/20/2029 (d)		3,696,000	3,780,458
Morgan Stanley 5.664% 4/17/2036 (d)		8,464,000	8,602,246
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		20,050,000	19,970,445
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,326,000	2,364,682
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		1,016,000	1,059,274
			548,829,608
Consumer Finance - 1.2%
Ally Financial Inc 4.75% 6/9/2027		2,100,000	2,102,451
Ally Financial Inc 5.543% 1/17/2031 (d)		2,387,000	2,382,444
Ally Financial Inc 5.737% 5/15/2029 (d)		2,911,000	2,939,512
Ally Financial Inc 5.75% 11/20/2025		4,848,000	4,856,270
Ally Financial Inc 6.646% 1/17/2040 (d)		1,633,000	1,568,216
Ally Financial Inc 6.7% 2/14/2033 (q)		2,903,000	2,952,521
Ally Financial Inc 7.1% 11/15/2027		25,628,000	26,877,239
Ally Financial Inc 8% 11/1/2031		25,505,000	28,538,837
Capital One Financial Corp 3.273% 3/1/2030 (d)		8,163,000	7,705,209
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,700,537
Capital One Financial Corp 3.8% 1/31/2028		500,000	490,177
Capital One Financial Corp 4.1% 2/9/2027		197,000	195,446
Capital One Financial Corp 4.5% 1/30/2026		5,267,000	5,259,690
Capital One Financial Corp 4.927% 5/10/2028 (d)		3,386,000	3,396,559
Capital One Financial Corp 4.985% 7/24/2026 (d)		1,758,000	1,757,986
Capital One Financial Corp 5.247% 7/26/2030 (d)		34,990,000	35,307,277
Capital One Financial Corp 7.624% 10/30/2031 (d)		33,186,000	37,010,435
Encore Capital Group Inc 8.5% 5/15/2030 (c)		1,809,000	1,917,568
Encore Capital Group Inc 9.25% 4/1/2029 (c)		1,703,000	1,815,824
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	500,000	580,031
Ford Motor Credit Co LLC 5.113% 5/3/2029		5,184,000	4,982,805
Ford Motor Credit Co LLC 5.8% 3/8/2029		2,700,000	2,662,735
Ford Motor Credit Co LLC 6.05% 3/5/2031		12,260,000	12,009,385
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	370,000	505,332
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,100,000	16,355,417
Navient Corp 4.875% 3/15/2028		130,000	126,823
Navient Corp 5% 3/15/2027		695,000	687,934
Navient Corp 5.5% 3/15/2029		605,000	582,029
Navient Corp 5.625% 8/1/2033 (q)		1,172,000	1,030,943
Navient Corp 7.875% 6/15/2032		1,350,000	1,361,542
OneMain Finance Corp 3.5% 1/15/2027		3,076,000	2,980,312
OneMain Finance Corp 3.875% 9/15/2028		1,550,000	1,453,386
OneMain Finance Corp 4% 9/15/2030		1,336,000	1,202,101
OneMain Finance Corp 6.625% 5/15/2029		278,000	281,099
OneMain Finance Corp 6.75% 3/15/2032		440,000	437,340
OneMain Finance Corp 7.125% 11/15/2031		165,000	167,496
OneMain Finance Corp 7.125% 3/15/2026		398,000	403,389
OneMain Finance Corp 7.125% 9/15/2032 (e)		585,000	588,640
OneMain Finance Corp 7.5% 5/15/2031		297,000	305,052
OneMain Finance Corp 9% 1/15/2029 (q)		2,197,000	2,302,610
PRA Group Inc 8.875% 1/31/2030 (c)		1,008,000	1,033,237
RFNA LP 7.875% 2/15/2030 (c)		725,000	726,812
SLM Corp 6.5% 1/31/2030		1,317,000	1,357,998
Synchrony Financial 3.95% 12/1/2027		1,916,000	1,863,263
			228,761,909
Financial Services - 0.9%
Azorra Finance Ltd 7.75% 4/15/2030 (c)		1,062,000	1,065,275
Block Inc 3.5% 6/1/2031		2,572,000	2,324,013
Block Inc 6.5% 5/15/2032		3,426,000	3,501,327
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		2,762,000	2,922,359
Clue Opco LLC 9.5% 10/15/2031 (c)(q)		647,000	666,131
Corebridge Financial Inc 3.65% 4/5/2027		966,000	950,740
Corebridge Financial Inc 3.85% 4/5/2029		31,300,000	30,370,927
Corebridge Financial Inc 3.9% 4/5/2032		33,901,000	31,205,045
Corebridge Financial Inc 4.35% 4/5/2042		108,000	88,541
Corebridge Financial Inc 4.4% 4/5/2052		644,000	499,787
Equitable Holdings Inc 4.35% 4/20/2028		5,256,000	5,220,454
Equitable Holdings Inc 4.572% 2/15/2029 (c)		672,000	662,406
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		505,000	492,271
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		5,053,000	4,127,248
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,444,000	1,374,086
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,407,000	2,384,448
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		725,000	657,180
Jackson Financial Inc 3.125% 11/23/2031		2,003,000	1,739,276
Jackson Financial Inc 5.17% 6/8/2027		418,000	421,230
Jackson Financial Inc 5.67% 6/8/2032		7,078,000	7,073,462
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		2,610,000	2,516,444
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		5,777,000	4,965,796
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		3,247,000	3,279,606
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		23,875,000	24,163,028
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		4,845,000	4,907,694
Jefferson Capital Holdin 8.25% 5/15/2030 (c)		962,000	984,675
NFE Financing LLC 12% 11/15/2029 (c)		4,712,040	2,021,601
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)		1,328,000	1,335,131
PennyMac Financial Services Inc 6.875% 5/15/2032 (c)		1,600,000	1,607,520
Pine Street Trust II 5.568% 2/15/2049 (c)		800,000	717,073
Saks Global Enterprises LLC 11% 12/15/2029 (c)		2,063,000	990,240
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		1,976,000	2,016,106
Sixth Street Lending Partners 6.125% 7/15/2030 (c)		10,101,000	10,208,927
UWM Holdings LLC 6.625% 2/1/2030 (c)		2,505,000	2,455,954
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		765,000	774,630
WEX Inc 6.5% 3/15/2033 (c)		2,071,000	2,048,337
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		3,437,000	3,577,044
			166,316,012
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)		624,000	598,049
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)		600,000	580,815
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		290,000	299,222
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		242,000	250,257
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		290,000	303,070
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		1,712,000	1,663,793
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)		354,000	356,834
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)		731,000	741,237
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		903,000	928,180
American International Group Inc 3.4% 6/30/2030		2,180,000	2,052,801
AmWINS Group Inc 4.875% 6/30/2029 (c)		1,203,000	1,152,523
AmWINS Group Inc 6.375% 2/15/2029 (c)		996,000	1,009,954
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		2,020,000	1,998,609
Equitable Financial Life Global Funding 5% 3/27/2030 (c)		905,000	910,535
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		9,875,000	9,097,943
Hartford Insurance Group Inc/The 4.3% 4/15/2043		604,000	498,359
HUB International Ltd 7.25% 6/15/2030 (c)		896,000	933,114
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)		130,000	128,855
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,260,000	2,258,822
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,055,559
Pacific LifeCorp 5.125% 1/30/2043 (c)		554,000	501,478
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)		1,852,000	1,627,292
Unum Group 3.875% 11/5/2025		349,000	346,900
Unum Group 4% 6/15/2029		2,474,000	2,402,583
Western-Southern Global Funding 4.9% 5/1/2030 (c)		4,580,000	4,592,831
			36,289,615
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (c)		466,000	466,332
Rithm Capital Corp 8% 4/1/2029 (c)		308,000	308,820
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		145,000	141,570
Starwood Property Trust Inc 6% 4/15/2030 (c)		745,000	742,845
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		210,000	212,520
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		1,140,000	1,156,180
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		1,694,000	1,761,041
			4,789,308
TOTAL FINANCIALS			1,912,656,010

Health Care - 1.7%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2030		26,882,000	27,560,935
Amgen Inc 5.25% 3/2/2033		6,069,000	6,124,700
Amgen Inc 5.6% 3/2/2043		1,432,000	1,389,702
Amgen Inc 5.75% 3/2/2063		1,297,000	1,226,191
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		1,672,000	1,266,406
			37,567,934
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (c)		1,145,000	1,058,124
Avantor Funding Inc 3.875% 11/1/2029 (c)		850,000	792,756
Avantor Funding Inc 4.625% 7/15/2028 (c)		537,000	523,370
Insulet Corp 6.5% 4/1/2033 (c)		528,000	542,919
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		4,659,000	4,740,831
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		959,000	996,134
			8,654,134
Health Care Providers & Services - 1.4%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		775,000	789,682
Centene Corp 2.45% 7/15/2028		7,705,000	7,096,236
Centene Corp 2.625% 8/1/2031		1,763,000	1,493,290
Centene Corp 3.375% 2/15/2030		27,934,000	25,459,039
Centene Corp 4.25% 12/15/2027		711,000	694,417
Centene Corp 4.625% 12/15/2029		12,018,000	11,573,346
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		8,369,000	7,163,489
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		3,738,000	3,366,240
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		1,153,000	890,703
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		2,245,000	1,876,393
Cigna Group/The 2.375% 3/15/2031		1,105,000	966,191
Cigna Group/The 3.05% 10/15/2027		150,000	145,280
Cigna Group/The 4.8% 8/15/2038		2,231,000	2,040,240
Cigna Group/The 4.9% 12/15/2048		268,000	227,109
CVS Health Corp 3% 8/15/2026		39,000	38,249
CVS Health Corp 3.625% 4/1/2027		141,000	138,558
CVS Health Corp 4.3% 3/25/2028		27,601,000	27,294,928
CVS Health Corp 4.78% 3/25/2038		1,315,000	1,168,678
CVS Health Corp 5% 1/30/2029		3,674,000	3,698,812
CVS Health Corp 5.25% 1/30/2031		14,904,000	15,028,541
CVS Health Corp 5.55% 6/1/2031		3,805,000	3,888,884
CVS Health Corp 6.75% 12/10/2054 (d)		2,183,000	2,124,915
CVS Health Corp 7% 3/10/2055 (d)		3,196,000	3,219,225
DaVita Inc 3.75% 2/15/2031 (c)(q)		709,000	627,972
DaVita Inc 4.625% 6/1/2030 (c)		3,434,000	3,208,871
DaVita Inc 6.75% 7/15/2033 (c)		1,735,000	1,752,917
DaVita Inc 6.875% 9/1/2032 (c)		1,917,000	1,947,369
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		1,761,000	1,753,845
HCA Inc 3.5% 9/1/2030		43,301,000	40,388,596
HCA Inc 3.625% 3/15/2032		2,194,000	1,990,651
HCA Inc 5.45% 9/15/2034		2,000,000	1,980,054
HCA Inc 5.625% 9/1/2028		542,000	554,042
HCA Inc 5.875% 2/1/2029		2,361,000	2,436,910
Humana Inc 3.7% 3/23/2029		981,000	942,340
Humana Inc 5.375% 4/15/2031		6,629,000	6,671,529
LifePoint Health Inc 10% 6/1/2032 (c)		789,000	825,356
ModivCare Inc 5% 10/1/2029 (c)		649,000	32,450
Molina Healthcare Inc 6.25% 1/15/2033 (c)		3,444,000	3,438,447
Owens & Minor Inc 10% 4/15/2030 (c)		1,866,000	1,949,007
Owens & Minor Inc 4.5% 3/31/2029 (c)		705,000	576,224
Owens & Minor Inc 6.625% 4/1/2030 (c)		675,000	571,637
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		1,108,000	1,072,590
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		1,164,000	1,182,611
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		2,507,013	2,519,548
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		110,135	106,332
Sabra Health Care LP 3.2% 12/1/2031		35,010,000	30,491,715
Select Medical Corp 6.25% 12/1/2032 (c)(q)		2,535,000	2,512,313
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		730,000	728,591
Tenet Healthcare Corp 4.25% 6/1/2029		1,713,000	1,644,880
Tenet Healthcare Corp 4.375% 1/15/2030		2,059,000	1,967,963
Tenet Healthcare Corp 4.625% 6/15/2028		115,000	112,766
Tenet Healthcare Corp 6.125% 10/1/2028		5,040,000	5,047,324
Tenet Healthcare Corp 6.125% 6/15/2030		1,996,000	2,013,922
Tenet Healthcare Corp 6.75% 5/15/2031		310,000	319,316
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		154,000	150,635
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		2,542,000	2,583,661
			244,484,829
Health Care Technology - 0.0%
IQVIA Inc 6.5% 5/15/2030 (c)		976,000	996,833
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		936,000	867,018
Charles River Laboratories International Inc 4% 3/15/2031 (c)		1,251,000	1,121,827
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)		387,000	371,714
			2,360,559
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (c)		4,690,000	4,643,179
Bausch Health Americas Inc 8.5% 1/31/2027 (c)		205,000	193,212
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		1,774,000	1,747,745
Bausch Health Cos Inc 11% 9/30/2028 (c)		585,000	561,287
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		850,000	693,813
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		520,000	295,152
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		92,000	94,535
Mylan Inc 4.55% 4/15/2028		5,345,000	5,228,922
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		204,000	191,622
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(q)		4,339,000	3,645,978
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		802,000	746,111
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)		265,000	228,550
Utah Acquisition Sub Inc 3.95% 6/15/2026		55,000	54,281
			18,324,387
TOTAL HEALTH CARE			312,388,676

Industrials - 1.1%
Aerospace & Defense - 0.6%
ATI Inc 7.25% 8/15/2030 (q)		549,000	574,884
Axon Enterprise Inc 6.125% 3/15/2030 (c)		2,061,000	2,102,014
Axon Enterprise Inc 6.25% 3/15/2033 (c)		1,490,000	1,511,721
Boeing Co 3.55% 3/1/2038		836,000	646,200
Boeing Co 5.15% 5/1/2030		23,226,000	23,429,626
Boeing Co 5.705% 5/1/2040		550,000	530,748
Boeing Co 5.805% 5/1/2050		2,175,000	2,036,736
Boeing Co 5.93% 5/1/2060		15,929,000	14,747,135
Boeing Co 6.259% 5/1/2027		371,000	381,337
Boeing Co 6.298% 5/1/2029		1,157,000	1,216,921
Boeing Co 6.388% 5/1/2031		9,853,000	10,512,900
Boeing Co 6.528% 5/1/2034		3,171,000	3,384,636
Boeing Co 6.858% 5/1/2054		2,783,000	2,968,094
Boeing Co 7.008% 5/1/2064		2,438,000	2,604,334
BWX Technologies Inc 4.125% 6/30/2028 (c)		3,085,000	3,002,240
Goat Holdco LLC 6.75% 2/1/2032 (c)		1,891,000	1,883,710
OneSky Flight LLC 8.875% 12/15/2029 (c)		1,145,000	1,154,428
Spirit AeroSystems Inc 9.75% 11/15/2030 (c)		1,337,000	1,476,402
TransDigm Inc 4.625% 1/15/2029 (q)		1,982,000	1,919,517
TransDigm Inc 6% 1/15/2033 (c)		775,000	766,872
TransDigm Inc 6.375% 3/1/2029 (c)		2,282,000	2,319,190
TransDigm Inc 6.375% 5/31/2033 (c)		2,330,000	2,302,042
TransDigm Inc 6.625% 3/1/2032 (c)		838,000	856,021
TransDigm Inc 6.75% 8/15/2028 (c)		6,323,000	6,425,750
TransDigm Inc 7.125% 12/1/2031 (c)		338,000	349,644
			89,103,102
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)(q)		4,887,000	4,815,577
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)(q)		1,662,000	1,721,333
			6,536,910
Building Products - 0.1%
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (c)(d)		1,811,000	1,720,629
Builders FirstSource Inc 4.25% 2/1/2032 (c)		1,583,000	1,436,263
Builders FirstSource Inc 6.375% 3/1/2034 (c)		670,000	667,542
Builders FirstSource Inc 6.75% 5/15/2035 (c)		2,875,000	2,891,359
Carrier Global Corp 5.9% 3/15/2034		527,000	553,697
Carrier Global Corp 6.2% 3/15/2054		301,000	318,103
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		3,665,000	3,702,067
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		586,000	599,654
Masterbrand Inc 7% 7/15/2032 (c)		519,000	516,079
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		477,000	480,590
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)(q)		1,746,000	1,400,433
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		969,000	984,094
			15,270,510
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 4.125% 8/1/2029 (c)(q)		1,254,000	1,195,921
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		2,082,000	1,970,833
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (c)		2,673,000	2,694,966
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		2,328,000	2,412,667
Artera Services LLC 8.5% 2/15/2031 (c)		6,662,000	5,661,387
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		4,641,000	4,162,635
Clean Harbors Inc 6.375% 2/1/2031 (c)(q)		477,000	485,400
CoreCivic Inc 4.75% 10/15/2027		2,041,000	1,992,025
CoreCivic Inc 8.25% 4/15/2029		4,010,000	4,238,305
GEO Group Inc/The 10.25% 4/15/2031		1,913,000	2,096,929
GEO Group Inc/The 8.625% 4/15/2029		1,915,000	2,021,428
GFL Environmental Inc 3.5% 9/1/2028 (c)		458,000	436,273
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,690,000	1,753,035
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		2,480,000	2,346,700
OT Midco Inc 10% 2/15/2030 (c)		2,707,000	2,255,259
Reworld Holding Corp 4.875% 12/1/2029 (c)		2,205,000	2,087,768
Waste Pro USA Inc 7% 2/1/2033 (c)		1,017,000	1,042,760
Williams Scotsman Inc 6.625% 4/15/2030 (c)		984,000	1,008,536
Williams Scotsman Inc 6.625% 6/15/2029 (c)		957,000	975,912
			40,838,739
Construction & Engineering - 0.0%
Amsted Industries Inc 6.375% 3/15/2033 (c)		1,346,000	1,366,180
Pike Corp 5.5% 9/1/2028 (c)		1,173,000	1,163,398
Pike Corp 8.625% 1/31/2031 (c)		2,339,000	2,519,290
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		2,871,000	2,915,070
			7,963,938
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (c)		2,067,000	1,940,296
WESCO Distribution Inc 6.375% 3/15/2033 (c)		1,826,000	1,859,896
			3,800,192
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (c)		1,170,000	1,178,812
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		2,785,000	2,828,449
XPO Inc 6.25% 6/1/2028 (c)		78,000	78,779
XPO Inc 7.125% 2/1/2032 (c)(q)		2,270,000	2,356,131
XPO Inc 7.125% 6/1/2031 (c)		440,000	455,562
			6,897,733
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)		1,147,000	1,111,123
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (c)		251,000	250,686
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)		977,000	1,013,198
			2,375,007
Machinery - 0.0%
Enpro Inc 6.125% 6/1/2033 (c)		1,335,000	1,344,929
Mueller Water Products Inc 4% 6/15/2029 (c)		645,000	611,935
			1,956,864
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (c)		878,000	886,777
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (c)(q)		781,000	809,205
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		726,666	725,425
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (c)		125,000	124,527
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		1,790,000	1,770,607
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 11% 3/6/2030 pay-in-kind (c)(d)		381,532	295,687
			4,612,228
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		1,558,000	1,589,290
CACI International Inc 6.375% 6/15/2033 (c)(e)(r)		2,065,000	2,105,144
Paychex Inc 5.1% 4/15/2030		1,542,000	1,561,993
Paychex Inc 5.35% 4/15/2032		2,008,000	2,037,811
Paychex Inc 5.6% 4/15/2035		1,668,000	1,696,060
TriNet Group Inc 3.5% 3/1/2029 (c)		1,899,000	1,755,059
TriNet Group Inc 7.125% 8/15/2031 (c)		1,113,000	1,147,506
			11,892,863
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.375% 7/1/2025		1,164,000	1,162,509
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (c)		12,000	11,585
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)		618,000	631,753
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		1,410,000	1,481,732
Foundation Building Materials Inc 6% 3/1/2029 (c)		659,000	561,312
Herc Holdings Escrow Inc 7% 6/15/2030 (c)(e)		2,393,000	2,465,331
Herc Holdings Escrow Inc 7.25% 6/15/2033 (c)(e)		1,655,000	1,703,313
QXO Building Products Inc 6.75% 4/30/2032 (c)		3,948,000	4,048,081
United Rentals North America Inc 6.125% 3/15/2034 (c)		2,595,000	2,630,315
			14,695,931
TOTAL INDUSTRIALS			205,944,017

Information Technology - 0.9%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (c)		827,000	791,878
CommScope LLC 9.5% 12/15/2031 (c)		3,542,000	3,681,619
Viasat Inc 6.5% 7/15/2028 (c)(q)		1,300,000	1,193,186
Viasat Inc 7.5% 5/30/2031 (c)		1,032,000	823,364
			6,490,047
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (c)		3,248,000	3,147,194
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,400,000	2,448,846
Dell International LLC / EMC Corp 6.2% 7/15/2030		415,000	439,562
Insight Enterprises Inc 6.625% 5/15/2032 (c)		727,000	740,766
Lightning Power LLC 7.25% 8/15/2032 (c)		1,403,000	1,470,983
Sensata Technologies Inc 6.625% 7/15/2032 (c)		725,000	731,485
TTM Technologies Inc 4% 3/1/2029 (c)		1,093,000	1,038,878
			10,017,714
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		1,270,000	1,208,578
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		1,573,000	1,607,327
ASGN Inc 4.625% 5/15/2028 (c)		849,000	819,033
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (c)		1,696,000	1,706,486
CoreWeave Inc 9.25% 6/1/2030 (c)		2,015,000	2,012,739
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		1,324,000	1,235,886
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		2,171,000	2,158,151
			10,748,200
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 1.95% 2/15/2028 (c)		358,000	336,313
Broadcom Inc 2.45% 2/15/2031 (c)		57,492,000	50,830,597
Broadcom Inc 2.6% 2/15/2033 (c)		46,998,000	39,674,787
Broadcom Inc 3.187% 11/15/2036 (c)		3,477,000	2,828,071
Broadcom Inc 3.5% 2/15/2041 (c)		1,889,000	1,464,212
Entegris Inc 3.625% 5/1/2029 (c)(q)		2,775,000	2,587,773
Entegris Inc 4.375% 4/15/2028 (c)		300,000	289,640
Entegris Inc 4.75% 4/15/2029 (c)		2,137,000	2,074,961
Entegris Inc 5.95% 6/15/2030 (c)		3,281,000	3,282,802
ON Semiconductor Corp 3.875% 9/1/2028 (c)		1,534,000	1,465,106
Wolfspeed Inc 7.9583% 6/23/2030 (c)(f)(h)(j)		1,258,539	1,211,344
			106,045,606
Software - 0.1%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		895,000	893,993
Cloud Software Group Inc 8.25% 6/30/2032 (c)		2,961,000	3,113,409
Cloud Software Group Inc 9% 9/30/2029 (c)		6,726,000	6,884,592
Elastic NV 4.125% 7/15/2029 (c)		613,000	574,791
Fair Isaac Corp 6% 5/15/2033 (c)		2,305,000	2,300,648
Fiserv Funding ULC 3.5% 6/15/2032	EUR	200,000	225,425
Gen Digital Inc 6.25% 4/1/2033 (c)		1,627,000	1,645,065
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		580,000	588,862
Oracle Corp 1.65% 3/25/2026		1,381,000	1,347,314
Oracle Corp 2.3% 3/25/2028		2,182,000	2,061,193
UKG Inc 6.875% 2/1/2031 (c)		1,124,000	1,158,164
			20,793,456
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		1,025,000	1,026,948
Seagate HDD Cayman 5.75% 12/1/2034		1,045,000	1,025,988
Seagate HDD Cayman 8.25% 12/15/2029		664,000	707,781
Seagate HDD Cayman 8.5% 7/15/2031		676,000	721,776
Western Digital Corp 2.85% 2/1/2029		2,233,000	2,040,733
Western Digital Corp 3.1% 2/1/2032		350,000	302,144
Western Digital Corp 4.75% 2/15/2026		568,000	566,117
			6,391,487
TOTAL INFORMATION TECHNOLOGY			160,486,510

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)		460,000	481,161
Celanese US Holdings LLC 6.5% 4/15/2030 (q)		930,000	937,156
Celanese US Holdings LLC 6.75% 4/15/2033		1,904,000	1,853,125
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		1,837,000	1,901,966
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		17,417,000	17,949,612
Celanese US Holdings LLC 7.2% 11/15/2033 (d)		1,460,000	1,524,101
Chemours Co/The 4.625% 11/15/2029 (c)		1,118,000	914,540
Chemours Co/The 5.375% 5/15/2027		3,459,000	3,386,048
Chemours Co/The 5.75% 11/15/2028 (c)		2,277,000	2,038,839
Chemours Co/The 8% 1/15/2033 (c)		1,040,000	906,719
GPD Cos Inc 10.125% 4/1/2026 (c)		993,000	954,826
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		2,597,075	2,301,658
Mativ Holdings Inc 8% 10/1/2029 (c)		1,170,000	998,161
Methanex US Operations Inc 6.25% 3/15/2032 (c)		1,695,000	1,640,287
Olin Corp 5% 2/1/2030		3,108,000	2,941,714
Olin Corp 5.625% 8/1/2029 (q)		505,000	494,350
Olin Corp 6.625% 4/1/2033 (c)		2,050,000	1,962,191
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)(q)		1,982,000	1,839,830
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)(q)		1,208,000	1,208,000
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		3,069,000	3,217,743
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)		534,000	518,362
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		1,181,000	1,158,685
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		1,269,000	1,262,574
Tronox Inc 4.625% 3/15/2029 (c)(q)		3,836,000	3,207,115
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		235,000	231,700
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		3,029,000	2,668,898
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		680,000	686,827
			59,186,188
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		5,390,000	5,477,086
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		2,019,000	2,048,772
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (c)		1,175,000	1,157,937
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		1,239,000	1,272,324
			9,956,119
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		1,742,000	1,545,394
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		1,583,000	1,586,899
Ball Corp 6% 6/15/2029		1,250,000	1,274,508
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)		512,000	516,387
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		1,705,000	1,723,036
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		1,169,000	1,185,424
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		1,254,000	1,282,379
Crown Americas LLC 5.875% 6/1/2033 (c)		1,675,000	1,663,597
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		486,000	477,158
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		409,000	376,974
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		1,390,000	1,392,053
Sealed Air Corp 5% 4/15/2029 (c)		1,422,000	1,396,176
Sealed Air Corp 6.5% 7/15/2032 (c)		335,000	343,094
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)		1,239,000	1,294,672
			16,057,751
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		5,208,000	5,406,706
Alumina Pty Ltd 6.375% 9/15/2032 (c)		2,325,000	2,299,496
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)(q)		966,000	898,157
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		823,000	709,877
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)(q)		990,000	850,234
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)(q)		495,000	445,121
Commercial Metals Co 4.375% 3/15/2032		1,599,000	1,453,678
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		408,000	396,524
Novelis Corp 3.25% 11/15/2026 (c)		320,000	313,881
Novelis Corp 3.875% 8/15/2031 (c)		1,194,000	1,061,506
Novelis Corp 6.875% 1/30/2030 (c)		2,177,000	2,244,997
Vibrantz Technologies Inc 9% 2/15/2030 (c)		1,169,000	824,145
			16,904,322
TOTAL MATERIALS			102,104,380

Real Estate - 1.4%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,371,000	2,312,805
Piedmont Operating Partnership LP 2.75% 4/1/2032		443,000	356,099
Safehold GL Holdings LLC 2.8% 6/15/2031		789,000	693,184
Safehold GL Holdings LLC 2.85% 1/15/2032		420,000	357,158
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,082,151
Store Capital LLC 2.75% 11/18/2030		5,212,000	4,536,005
Store Capital LLC 4.625% 3/15/2029		79,000	76,908
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		889,000	809,888
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		7,179,000	7,616,051
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		3,411,000	3,216,023
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		1,569,000	1,479,464
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (c)		2,834,000	2,816,342
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)		480,000	465,545
VICI Properties LP 4.75% 2/15/2028		19,126,000	19,131,241
VICI Properties LP 4.75% 4/1/2028		2,201,000	2,200,091
VICI Properties LP 4.95% 2/15/2030		18,908,000	18,759,442
VICI Properties LP 5.125% 5/15/2032		2,679,000	2,625,114
VICI Properties LP 5.75% 4/1/2034		1,972,000	1,978,728
Vornado Realty LP 2.15% 6/1/2026		407,000	393,539
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,393,500
WP Carey Inc 3.85% 7/15/2029		59,000	56,749
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	233,910
			74,589,937
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		616,000	610,505
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)		1,346,000	1,286,212
Healthcare Realty Holdings LP 3.1% 2/15/2030		349,000	319,854
Healthcare Realty Holdings LP 3.5% 8/1/2026		155,000	152,375
Healthpeak OP LLC 3.25% 7/15/2026		59,000	58,102
Healthpeak OP LLC 3.5% 7/15/2029		68,000	64,842
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,429,000	1,593,395
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,487,000	1,127,120
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (q)		5,432,000	4,734,531
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		1,655,000	1,696,448
Omega Healthcare Investors Inc 3.25% 4/15/2033		57,925,000	48,969,765
Omega Healthcare Investors Inc 3.375% 2/1/2031		3,241,000	2,924,113
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,144,000	2,017,284
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,699,000	1,694,993
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	283,189
Ventas Realty LP 3% 1/15/2030		1,076,000	996,926
Ventas Realty LP 4% 3/1/2028		4,570,000	4,497,219
Ventas Realty LP 4.125% 1/15/2026		14,000	13,930
Ventas Realty LP 4.75% 11/15/2030		6,487,000	6,450,406
			79,491,209
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)(e)(r)		915,000	930,568
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		850,000	747,913
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,377,521
Boston Properties LP 4.5% 12/1/2028		145,000	142,926
Boston Properties LP 6.75% 12/1/2027		733,000	764,792
COPT Defense Properties LP 2.25% 3/15/2026		300,000	293,710
COPT Defense Properties LP 2.75% 4/15/2031		32,195,000	27,943,259
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,419,874
			35,942,082
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	326,683
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		968,400	884,651
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (c)		401,000	311,443
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		958,000	785,569
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	235,738
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	138,783
Brandywine Operating Partnership LP 8.3% 3/15/2028		2,185,000	2,290,763
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,007,624
Essex Portfolio LP 5.5% 4/1/2034		11,198,000	11,250,696
Extra Space Storage LP 5.4% 2/1/2034		360,000	357,902
Forestar Group Inc 6.5% 3/15/2033 (c)		2,101,000	2,083,342
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		1,660,000	1,507,440
Kennedy-Wilson Inc 4.75% 2/1/2030 (q)		1,539,000	1,365,863
Tanger Properties LP 2.75% 9/1/2031		1,212,000	1,047,333
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,260,779
			24,854,609
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		291,000	249,670
American Homes 4 Rent LP 3.625% 4/15/2032		3,010,000	2,732,417
American Homes 4 Rent LP 5.5% 2/1/2034		3,289,000	3,282,304
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		5,307,000	4,943,896
Sun Communities Operating LP 2.3% 11/1/2028		392,000	363,007
Sun Communities Operating LP 2.7% 7/15/2031		2,311,000	2,013,164
Sun Communities Operating LP 4.2% 4/15/2032		112,000	104,728
			13,689,186
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		30,915,000	29,618,450
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,396,000	2,331,166
Brixmor Operating Partnership LP 4.125% 6/15/2026		413,000	410,677
Kite Realty Group Trust 4.75% 9/15/2030		168,000	165,490
Realty Income Corp 2.2% 6/15/2028		80,000	74,899
Realty Income Corp 2.85% 12/15/2032		835,000	720,791
Realty Income Corp 3.25% 1/15/2031		92,000	84,978
Realty Income Corp 3.4% 1/15/2028		141,000	137,519
Simon Property Group LP 2.45% 9/13/2029		159,000	146,240
			33,690,210
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	875,000	1,003,950
American Tower Corp 5.45% 2/15/2034		250,000	252,437
Iron Mountain Inc 6.25% 1/15/2033 (c)		760,000	767,138
			2,023,525
TOTAL REAL ESTATE			265,959,239

Utilities - 1.0%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		1,913,000	1,718,305
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		1,726,000	1,557,710
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		1,315,000	1,284,941
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,787,000	2,573,849
Cleco Corporate Holdings LLC 3.743% 5/1/2026		4,110,000	4,062,129
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		146,000	149,738
Duke Energy Corp 2.45% 6/1/2030		4,843,000	4,350,785
Duke Energy Corp 3.85% 6/15/2034	EUR	350,000	396,458
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		3,522,000	3,076,971
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		1,098,000	936,321
Edison International 6.25% 3/15/2030 (q)		1,081,000	1,094,901
Edison International 7.875% 6/15/2054 (d)(q)		982,000	944,805
Edison International 8.125% 6/15/2053 (d)		960,000	948,409
Entergy Corp 2.8% 6/15/2030		476,000	432,837
Exelon Corp 3.35% 3/15/2032		3,174,000	2,881,796
Exelon Corp 4.05% 4/15/2030		12,874,000	12,545,432
Exelon Corp 4.1% 3/15/2052		291,000	216,430
Exelon Corp 4.7% 4/15/2050		124,000	101,078
NRG Energy Inc 3.375% 2/15/2029 (c)		1,319,000	1,232,217
NRG Energy Inc 3.625% 2/15/2031 (c)		708,000	642,021
NRG Energy Inc 3.875% 2/15/2032 (c)(q)		266,000	240,428
NRG Energy Inc 5.25% 6/15/2029 (c)		1,619,000	1,599,938
NRG Energy Inc 5.75% 1/15/2028		462,000	463,652
NRG Energy Inc 5.75% 7/15/2029 (c)		1,145,000	1,132,666
NRG Energy Inc 6% 2/1/2033 (c)		2,246,000	2,225,667
NRG Energy Inc 6.25% 11/1/2034 (c)		1,360,000	1,360,461
PacifiCorp 7.375% 9/15/2055 (d)		1,601,000	1,628,905
PG&E Corp 5% 7/1/2028		365,000	356,133
PG&E Corp 5.25% 7/1/2030		6,074,000	5,893,368
PG&E Corp 7.375% 3/15/2055 (d)		1,655,000	1,620,601
Southern Co/The 1.875% 9/15/2081 (d)	EUR	680,000	736,599
Southern Co/The 4.85% 3/15/2035		3,626,000	3,489,576
Vistra Operations Co LLC 5% 7/31/2027 (c)		829,000	826,584
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		2,438,000	2,440,223
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		969,000	968,358
Vistra Operations Co LLC 6.875% 4/15/2032 (c)(q)		1,154,000	1,200,555
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		1,770,000	1,876,798
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(q)		2,135,000	2,145,476
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		1,455,000	1,519,449
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)(q)		1,455,000	1,526,288
			74,398,858
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		71,811,000	61,404,736
AES Corp/The 3.95% 7/15/2030 (c)		7,725,000	7,209,376
AES Corp/The 6.95% 7/15/2055 (d)		1,809,000	1,716,312
Alpha Generation LLC 6.75% 10/15/2032 (c)		521,000	531,195
Calpine Corp 4.625% 2/1/2029 (c)		450,000	438,569
Calpine Corp 5.125% 3/15/2028 (c)		1,455,000	1,442,353
Sunnova Energy Corp 5.875% 9/1/2026 (c)		3,223,000	958,843
			73,701,384
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029		838,000	784,575
NiSource Inc 3.6% 5/1/2030		30,882,000	29,386,348
NiSource Inc 5.35% 4/1/2034		2,300,000	2,307,501
Puget Energy Inc 4.1% 6/15/2030		560,000	533,274
Puget Energy Inc 4.224% 3/15/2032		4,234,000	3,901,428
Sempra 6% 10/15/2039		106,000	105,226
			37,018,352
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (c)		1,643,000	1,651,885
TOTAL UTILITIES			186,770,479

TOTAL UNITED STATES			4,344,811,517
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		400,000	403,938
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (c)		785,000	781,860
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		255,000	253,215

TOTAL UZBEKISTAN			1,439,013
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (k)(o)		1,100,000	129,063
Petroleos de Venezuela SA 6% (c)(k)		1,000,000	118,625
Petroleos de Venezuela SA 6% (c)(k)		1,000,000	118,330
Petroleos de Venezuela SA 9.75% (c)(k)		970,000	137,886

TOTAL VENEZUELA			503,904
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		775,853	751,762
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		1,285,000	1,269,195
First Quantum Minerals Ltd 8% 3/1/2033 (c)		1,050,000	1,041,962
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)		339,000	343,661
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		3,816,000	4,006,800

TOTAL ZAMBIA			6,661,618
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,464,149,176)			5,475,558,581

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (o)(p)		970,000	973,446
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(p)		1,295,000	1,316,023
TOTAL BRAZIL			2,289,469
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(p)		495,000	491,731
Banco de Credito e Inversiones SA 8.75% (c)(d)(p)		469,000	500,266
Banco del Estado de Chile 7.95% (c)(d)(p)		405,000	422,306

TOTAL CHILE			1,414,303
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(o)(p)	EUR	415,000	420,950
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(o)(p)	EUR	715,000	846,594
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(o)(p)	EUR	2,100,000	2,357,844
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(o)(p)	EUR	1,100,000	1,174,147
TOTAL GERMANY			3,531,991
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (d)(o)(p)		900,000	887,166
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(p)		400,000	401,363
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (d)(o)(p)	EUR	275,000	321,348
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(p)		275,000	267,617
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(p)		1,087,000	1,101,764
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(p)		235,000	232,998
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		700,000	677,106
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		400,000	431,275
			2,443,143
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(p)		1,980,000	1,976,151
TOTAL MEXICO			4,419,294
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (d)(o)(p)		515,000	503,409
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(o)(p)	EUR	875,000	974,192
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(k)(o)(p)	EUR	385,000	301,042

TOTAL SWEDEN			1,275,234
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(h)(k)(o)(p)		995,000	59,699
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (d)(o)(p)		1,200,000	1,227,407
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(o)(p)	EUR	2,235,000	2,538,459
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (d)(p)	GBP	310,000	424,397
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(o)(p)	GBP	515,000	560,279
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(o)(p)	GBP	100,000	133,454
TOTAL UNITED KINGDOM			3,656,589
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (d)(p)		3,315,000	3,327,400
Energy Transfer LP Series G, 7.125% (d)(p)		700,000	705,313
Mesquite Energy Inc 7.25% (k)(p)		269,000	2,690
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(d)(p)		4,961,000	4,947,624
			8,983,027
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (c)(d)(p)		1,750,000	1,777,267
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(p)		2,410,000	2,110,303
Ally Financial Inc 4.7% (d)(p)		420,000	397,717
			2,508,020
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(p)		387,665	393,571
TOTAL FINANCIALS			4,678,858

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(p)		1,060,000	1,030,498
Aircastle Ltd 5.25% (c)(d)(p)		1,271,000	1,275,908
			2,306,406
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(p)		395,000	356,659
TOTAL UNITED STATES			16,324,950
TOTAL PREFERRED SECURITIES (Cost $35,158,334)			37,847,383

U.S. Government Agency - Mortgage Securities - 25.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.4%
Fannie Mae 2% 11/1/2051	13,533,688	10,602,742
Fannie Mae 2% 2/1/2052	2,049,739	1,623,769
Fannie Mae 2% 3/1/2052	9,104,329	7,121,254
Fannie Mae 2.5% 1/1/2052	6,835,535	5,612,569
Fannie Mae 2.5% 4/1/2052	5,768,903	4,783,643
Fannie Mae 2.5% 5/1/2052	13,802,109	11,358,610
Fannie Mae 2.5% 6/1/2052	8,171,322	6,775,758
Fannie Mae 3% 6/1/2052	4,743,960	4,111,039
Fannie Mae 3.5% 12/1/2036	182,548	174,184
Fannie Mae 3.5% 5/1/2036	140,291	135,726
Fannie Mae 3.5% 7/1/2047	319,678	290,145
Fannie Mae 5.5% 2/1/2055	5,446,562	5,436,751
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	2,247,984	1,913,429
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	795,784	701,878
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,334,651	2,751,203
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,658,392	1,966,289
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,709,064	1,507,386
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,620,508	1,429,281
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	890,784	785,667
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	84,438	74,474
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	57,905	51,072
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	60,074	49,646
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,148,508	938,938
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,816,022	1,601,723
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	58,725	51,795
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,551,669	1,368,565
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	13,097,691	10,814,933
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	363,511	320,615
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	126,166	111,278
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	122,809	108,317
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	64,107	52,845
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	2,147,021	1,588,051
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	161,765	142,676
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	160,607	141,655
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	53,146	46,808
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	65,342	53,824
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	10,654,619	9,294,108
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,598,195	4,930,584
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	167,252	147,306
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	22,130	16,355
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	146,077	129,798
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	87,356	76,938
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	2,332,047	2,053,939
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	176,360	155,053
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	304,142	224,770
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	124,034	109,049
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	177,723	156,251
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	605,729	447,651
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	889,497	787,868
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	2,738,987	2,414,063
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	184,011	161,607
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	826,284	751,846
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,990,593	3,906,678
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	224,842	177,694
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	73,117	57,237
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,731,738	2,157,208
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,360,483	1,837,626
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,189,680	934,266
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	196,636	153,990
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	445,359	405,238
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	141,310	120,679
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,700,120	1,432,305
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,077	15,253
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,174,929	2,487,345
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	248,976	197,935
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	85,800	67,835
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	821,544	648,760
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	615,240	487,383
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	471,053	371,983
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	204,233	161,407
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	89,374	69,711
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	22,967	17,884
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,555,875	3,885,686
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,628,874	1,373,623
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	869,307	733,511
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	695,824	587,034
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	185,402	145,946
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,381,245	1,857,361
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,357,377	1,058,748
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,106,996	876,252
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	703,471	555,519
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	699,509	545,614
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	628,992	492,773
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	433,560	342,375
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	53,400	41,768
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	50,055	39,042
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	2,125,171	1,933,718
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	85,484	77,596
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,989,027	5,941,623
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	169,393	144,854
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,220	12,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	468,656	367,747
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	53,872	42,205
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	821,102	648,410
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	818,579	638,488
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	474,116	372,772
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	313,491	247,559
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	80,424	62,730
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	21,163	16,507
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	446,797	435,143
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	112,823	102,554
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	101,162	91,605
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	79,690	72,610
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	77,596	70,848
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	40,359	36,975
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	201,484	183,270
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	12,129,502	10,207,348
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,055,203	1,608,830
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	964,686	756,671
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	127,519	99,823
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	100,166	79,162
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	72,999	57,692
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,464	19,973
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,294,576	5,712,534
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,102,333	3,981,393
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,769,460	2,940,163
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,569,785	2,779,397
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,832,176	2,224,131
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,755,492	1,369,276
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,612,525	1,273,888
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,348,147	1,064,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	859,062	671,944
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	152,835	138,063
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	97,187	87,794
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,592	14,088
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	25,619,504	20,055,160
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,435,975	1,134,414
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,270,740	993,952
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	546,003	431,510
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	477,911	377,548
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	420,454	333,076
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	94,962	75,019
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	75,739	59,834
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	64,283	50,784
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	39,741	31,172
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052 (u)	25,072,193	19,532,700
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,575,903	8,354,919
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,925,582	3,874,257
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,334,924	1,849,687
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,476,152	1,154,621
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,369,502	1,086,180
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,210,733	958,366
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	311,538	246,016
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	304,453	239,280
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	298,373	234,315
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,677,630	1,423,376
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	167,776	143,257
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,361,387	15,144,154
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,534,192	13,725,911
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,580,583	6,711,589
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	238,839	186,965
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,584	17,665
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	10,953,783	8,574,712
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	119,125	108,616
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	8,267,159	7,003,582
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	13,945,343	11,856,596
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	16,670,786	13,039,610
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	216,952	171,391
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	131,418	119,784
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	123,385	105,260
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,786	15,065
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	979,182	768,960
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	643,256	502,669
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	58,811	45,817
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	823,970	751,285
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	819,570	693,245
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	545,745	463,963
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	543,469	458,745
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (s)	26,832,000	21,054,623
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	504,069	398,528
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	211,093	166,235
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,884,991	5,402,538
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	317,258	247,758
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	260,571	204,140
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	100,724	78,911
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	39,282	30,898
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,417	23,830
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,960	22,688
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,245	22,305
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,436,647	1,309,915
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	8,970,777	7,664,262
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	828,452	700,253
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	105,658	89,232
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	30,097,635	25,451,316
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	9,840,658	8,287,403
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	74,088	58,136
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,085,161	847,438
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	559,457	436,899
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	69,525	54,294
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,044,220	816,771
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	606,326	473,500
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	222,985	213,383
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	909,944	844,967
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,477,872	2,892,587
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	575,833	474,249
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	21,362,780	17,487,292
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,455,409	16,011,060
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	766,298	635,423
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	527,811	434,698
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	340,324	278,585
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	219,021	209,684
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	24,356	23,339
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	557,905	490,581
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	9,247,591	7,613,305
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,667,054	2,183,216
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,047,304	1,697,649
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,711,274	1,408,314
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,160,145	955,118
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	725,635	598,077
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	142,497	138,343
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	143,289	137,241
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	203,481	193,946
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	53,434	50,910
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,477,840	1,366,306
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	473,970	418,821
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	289,775	253,221
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	287,693	252,464
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	95,230	83,573
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	95,037	83,345
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	86,349	75,806
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,943,449	1,620,033
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,003,161	4,942,248
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,752,117	2,252,847
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,179,640	970,799
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	925,014	765,009
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	914,635	752,710
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	398,511	381,182
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	378,399	360,506
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	3,871,550	3,701,277
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	626,589	515,659
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	457,014	377,962
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	436,808	360,978
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	297,294	277,923
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	122,665	117,486
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	99,530	92,827
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	293,714	258,344
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	218,825	192,080
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	40,223	33,128
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	13,266,447	11,071,174
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	90,860	80,486
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	454,633	402,194
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	131,648	109,287
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	11,585,538	9,567,041
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	2,082,846	1,726,470
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,419,178	1,361,746
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	220,653	211,239
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	273,058	240,090
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	11,008,285	9,597,058
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	90,393	79,054
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,892,072	4,039,748
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,596,791	2,960,022
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,909,797	1,584,820
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,832,549	1,758,365
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,788,147	1,714,963
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,653,015	1,586,132
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,621,337	1,555,697
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,540,035	1,476,356
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,278,100	1,226,294
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	24,635	23,659
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	66,504	58,903
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	509,223	449,292
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	402,765	355,346
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	158,115	139,317
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	97,405	85,220
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	38,612	33,802
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,827,510	7,275,739
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,957,437	6,558,615
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,241,269	6,004,547
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,771,201	3,107,090
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,732,302	2,267,365
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	943,202	772,977
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	872,481	719,110
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	42,664	35,164
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	8,034,976	6,640,099
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	721,546	596,285
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	271,923	222,252
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	62,917	61,026
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,259,679	2,166,228
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,450,757	1,390,752
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,410,847	1,354,390
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	248,326	206,303
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	261,481	250,779
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	328,420	290,213
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	588,772	517,638
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	414,579	365,066
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	187,920	164,812
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	44,156,519	37,194,665
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,693,381	3,061,441
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,548,849	2,116,722
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	45,212	37,603
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	33,546	32,202
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	945,847	831,747
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	14,944,803	12,429,770
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,762,394	3,097,483
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,040,949	2,503,535
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,943,891	2,423,630
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	168,763	138,147
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	16,573,083	15,379,272
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	10,938,677	9,787,679
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	16,079,575	13,373,574
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	37,013	30,299
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	31,751	30,217
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	124,905	111,851
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	840,990	723,269
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	529,511	451,172
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	205,986	196,419
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	26,370	23,602
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,141,384	1,006,226
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	29,782	25,836
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,834,896	2,435,857
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	173,030	168,121
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	52,481	46,964
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,465,302	1,291,787
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,409,967	1,243,005
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	55,751	49,988
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	163,458	140,680
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	986,124	849,474
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	638,617	550,123
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	613,016	527,303
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	63,037	54,558
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	46,380	40,142
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	453,287	439,264
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,816	14,149
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,521,769	1,309,705
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,154,406	2,710,393
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	979,427	840,339
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	420,163	361,415
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	277,929	239,416
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	298,641	291,089
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	106,088	102,287
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	5,832,540	5,624,896
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	118,327	115,072
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	310,078	277,449
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	296,255	264,861
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	44,298	39,635
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	244,912	212,083
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	16,297,425	14,003,405
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,251,931	10,523,524
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,495,055	3,002,000
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	346,329	297,471
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	10,994	10,640
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	520,785	459,115
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,504,719	8,367,327
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	6,100,927	5,271,713
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,220,142	3,626,116
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	152,378	145,540
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	96,847	86,667
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	85,934	76,673
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	422,392	378,279
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	393,243	352,825
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	1,992,439	1,715,409
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	12,962,824	11,136,154
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,268,864	4,562,621
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,966,144	2,549,093
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	139,169	124,602
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	470,941	415,469
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	71,365	61,799
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,354,677	5,483,031
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	37,300	36,014
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	348,043	338,702
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	186,844	167,009
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	102,238	90,067
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,129,923	977,407
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	391,748	338,871
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	33,898,495	29,105,767
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	375,924	363,078
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	103,937	92,961
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	170,883	150,167
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	30,599,588	26,459,740
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	382,687	330,195
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	10,401	10,048
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,605	8,308
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	82,917	79,066
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	732,857	710,181
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	184,511	165,175
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	126,700	111,341
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	204,587	175,725
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	5,606	5,186
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	144,391	131,232
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,317,232	2,106,778
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	16,831,159	15,557,730
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	75,982	68,060
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	24,865	22,599
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,176,415	1,980,791
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	28,938,315	26,355,319
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	74,731	72,431
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	7,853,859	7,138,108
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	342,271	305,303
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	130,044	116,120
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	50,689	46,995
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	32,182	29,209
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,143,296	3,826,019
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	96,857	88,030
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	153,668	138,752
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	270,914	261,391
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	224,688	201,262
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	119,557	106,905
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	691,701	617,640
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	12,175,676	10,989,963
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	6,517,703	6,047,812
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (s)	2,612,243	2,348,873
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	135,427	127,994
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,232,693	2,903,738
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,096,411	1,892,255
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	25,233	22,532
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,086,432	3,781,543
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	409,512	395,629
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	6,810	6,313
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	129,433	117,718
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	65,811	59,854
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	20,089,451	18,133,066
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,880,823	1,684,143
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	218,386	198,825
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	183,771	167,138
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,404,358	1,278,129
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	45,184	43,092
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	877,986	815,278
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,858,333	1,734,461
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	83,448	78,322
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	8,055	7,522
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	32,473	30,397
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	474,687	441,822
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	2,551,729	2,381,637
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	286,709	267,688
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,594	6,165
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,510,593	1,409,900
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	32,637	31,021
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	27,031	25,286
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	26,739	25,063
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	5,306	4,961
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	1,237,370	1,154,890
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	538,349	511,689
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	26,229	24,486
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,414,626	1,312,705
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	17,585	16,638
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	7,604	7,173
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	21,306,549	20,086,229
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	184,178	171,656
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	30,329	28,372
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,207	4,867
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,693	4,387
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	694,938	643,219
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	931,837	860,987
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	706,903	655,364
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	280,761	262,046
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	6,007	5,630
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	35,340	33,059
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,330	10,584
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,292,190	2,124,355
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,041,840	966,859
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	76,775	72,107
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	15,565	14,560
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	306,457	286,029
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	11,897	11,137
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,407,583	8,878,598
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	89,641	84,135
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	176,149	164,339
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,968,394	1,837,801
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	217,393	203,038
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	3,190,421	2,976,758
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	903,860	867,375
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	114,157	112,198
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,372	4,202
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	431,673	415,598
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	186,201	178,743
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	12,032	11,689
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	340,940	330,587
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	23,553	23,164
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,168	2,091
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	17,592	17,422
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	22,860	22,208
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,871	1,793
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,786	2,672
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	28,425	28,122
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	12,427	12,207
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	30,307	29,102
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,379	5,165
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,893	4,694
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	24,229	23,258
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	20,310	20,123
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	11,745,124	11,186,602
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	9,874	9,765
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	910,926	874,156
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	21,942	22,040
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	684,282	670,302
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	457,577	448,229
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	567,164	557,172
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	551,095	539,836
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	340,910	333,839
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	342,379	335,277
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	773,296	763,297
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	13,539	13,606
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	86,306	85,244
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	52,238	51,595
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	40,562	40,063
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,718,203	1,716,558
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	15,945,374	15,955,019
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,293,667	3,301,835
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,156,615	3,132,877
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	164,309	163,792
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,048,086	10,971,908
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	530,841	530,167
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,005,241	1,004,278
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	196,440	196,743
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,169,394	3,146,550
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	7,012,575	6,997,094
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	670,744	671,778
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	10,489,390	10,413,787
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,636,171	3,648,597
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,275,991	1,274,769
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	6,531,755	6,482,635
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	39,841	40,498
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,727,008	1,768,993
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,804,660	3,867,621
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,364,259	8,559,760
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,111,947	3,188,574
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,206,456	1,237,294
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	99,096	100,267
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	23,300	23,576
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,520,873	4,615,239
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	17,741,157	18,118,403
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,277,495	5,424,348
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	6,557,679	6,742,617
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,436,510	1,453,925
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	425,192	430,227
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	52,305	52,869
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,790,692	3,881,958
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,684,123	4,740,910
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	541,058	546,899
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	6,068,732	6,142,305
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	383,875	387,899
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,539,962	5,662,957
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,160,591	1,184,816
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	858,637	875,486
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	22,421	22,707
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,746,943	5,816,615
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,299,718	1,326,847
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	47,643	48,250
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,000,632	5,089,385
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,508,576	3,551,111
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,190,041	1,205,212
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,170,598	1,193,569
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,372,889	6,448,158
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,441,458	1,477,852
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	12,021,411	12,457,457
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	9,646,609	10,055,299
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,299,411	2,363,954
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,895,606	1,964,364
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	925,059	950,736
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,858,581	1,910,605
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,515,449	2,585,859
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	548,954	570,795
Freddie Mac Gold Pool 1.5% 1/1/2036	862,171	760,431
Freddie Mac Gold Pool 1.5% 1/1/2051	2,635,185	1,949,123
Freddie Mac Gold Pool 1.5% 10/1/2035	933,315	826,680
Freddie Mac Gold Pool 1.5% 11/1/2035	643,852	567,874
Freddie Mac Gold Pool 1.5% 11/1/2035	486,201	428,827
Freddie Mac Gold Pool 1.5% 11/1/2035	208,182	183,616
Freddie Mac Gold Pool 1.5% 12/1/2035	1,728,156	1,524,225
Freddie Mac Gold Pool 1.5% 12/1/2040	38,317	31,638
Freddie Mac Gold Pool 1.5% 2/1/2036	1,920,563	1,693,928
Freddie Mac Gold Pool 1.5% 2/1/2036	153,509	135,394
Freddie Mac Gold Pool 1.5% 2/1/2041	13,469,092	11,101,859
Freddie Mac Gold Pool 1.5% 2/1/2051	2,676,537	1,979,709
Freddie Mac Gold Pool 1.5% 3/1/2036	97,169	85,703
Freddie Mac Gold Pool 1.5% 3/1/2041	65,576	54,007
Freddie Mac Gold Pool 1.5% 3/1/2051	1,196,644	885,101
Freddie Mac Gold Pool 1.5% 3/1/2051	251,958	186,755
Freddie Mac Gold Pool 1.5% 4/1/2036	166,625	146,754
Freddie Mac Gold Pool 1.5% 4/1/2041	7,018,412	5,775,673
Freddie Mac Gold Pool 1.5% 4/1/2041	1,829,052	1,506,914
Freddie Mac Gold Pool 1.5% 4/1/2051 (u)	3,515,701	2,598,203
Freddie Mac Gold Pool 1.5% 4/1/2051	395,681	292,420
Freddie Mac Gold Pool 1.5% 5/1/2036	2,272,180	2,001,212
Freddie Mac Gold Pool 1.5% 5/1/2036	171,800	151,312
Freddie Mac Gold Pool 1.5% 6/1/2036	173,559	152,861
Freddie Mac Gold Pool 1.5% 7/1/2036	142,031	124,871
Freddie Mac Gold Pool 1.5% 8/1/2035	353,573	313,176
Freddie Mac Gold Pool 1.5% 8/1/2036	106,101	93,282
Freddie Mac Gold Pool 2% 1/1/2051	866,704	679,817
Freddie Mac Gold Pool 2% 1/1/2051	153,802	120,397
Freddie Mac Gold Pool 2% 1/1/2052	3,430,929	2,716,852
Freddie Mac Gold Pool 2% 1/1/2052	831,454	648,531
Freddie Mac Gold Pool 2% 1/1/2052	686,757	535,023
Freddie Mac Gold Pool 2% 10/1/2041	1,061,816	895,948
Freddie Mac Gold Pool 2% 10/1/2050	1,997,610	1,564,994
Freddie Mac Gold Pool 2% 10/1/2050	70,784	55,454
Freddie Mac Gold Pool 2% 10/1/2051	801,791	630,405
Freddie Mac Gold Pool 2% 10/1/2051	87,100	68,291
Freddie Mac Gold Pool 2% 10/1/2051	80,892	63,171
Freddie Mac Gold Pool 2% 11/1/2041	639,781	539,225
Freddie Mac Gold Pool 2% 11/1/2050	14,164,819	11,247,692
Freddie Mac Gold Pool 2% 11/1/2050	13,214,091	10,352,359
Freddie Mac Gold Pool 2% 11/1/2050	2,592,270	2,055,173
Freddie Mac Gold Pool 2% 11/1/2050	165,457	129,625
Freddie Mac Gold Pool 2% 11/1/2050	106,404	83,360
Freddie Mac Gold Pool 2% 11/1/2050	15,160	11,896
Freddie Mac Gold Pool 2% 11/1/2051	1,835,462	1,431,653
Freddie Mac Gold Pool 2% 11/1/2051	1,129,512	891,957
Freddie Mac Gold Pool 2% 11/1/2051	1,118,328	876,135
Freddie Mac Gold Pool 2% 11/1/2051	789,225	620,525
Freddie Mac Gold Pool 2% 11/1/2051	624,701	490,973
Freddie Mac Gold Pool 2% 11/1/2051	621,483	484,755
Freddie Mac Gold Pool 2% 11/1/2051	21,244	16,570
Freddie Mac Gold Pool 2% 12/1/2035	110,069	100,394
Freddie Mac Gold Pool 2% 12/1/2051	3,651,451	2,844,693
Freddie Mac Gold Pool 2% 12/1/2051	1,985,018	1,571,258
Freddie Mac Gold Pool 2% 12/1/2051	562,136	443,910
Freddie Mac Gold Pool 2% 12/1/2051	157,905	123,708
Freddie Mac Gold Pool 2% 12/1/2051	131,597	102,521
Freddie Mac Gold Pool 2% 12/1/2051	93,415	72,863
Freddie Mac Gold Pool 2% 2/1/2036	146,786	133,562
Freddie Mac Gold Pool 2% 2/1/2036	108,653	99,001
Freddie Mac Gold Pool 2% 2/1/2036	93,450	85,148
Freddie Mac Gold Pool 2% 2/1/2041	438,549	372,363
Freddie Mac Gold Pool 2% 2/1/2051	5,974,634	4,676,993
Freddie Mac Gold Pool 2% 2/1/2051	299,102	234,140
Freddie Mac Gold Pool 2% 2/1/2051	85,469	66,959
Freddie Mac Gold Pool 2% 2/1/2052	1,547,861	1,216,516
Freddie Mac Gold Pool 2% 2/1/2052	1,506,181	1,189,406
Freddie Mac Gold Pool 2% 3/1/2036	309,123	279,729
Freddie Mac Gold Pool 2% 3/1/2036	80,100	72,909
Freddie Mac Gold Pool 2% 3/1/2036	15,421	13,940
Freddie Mac Gold Pool 2% 3/1/2041	399,423	341,139
Freddie Mac Gold Pool 2% 3/1/2051	9,978,179	7,811,002
Freddie Mac Gold Pool 2% 3/1/2051	9,467,737	7,429,175
Freddie Mac Gold Pool 2% 3/1/2051	1,030,166	805,778
Freddie Mac Gold Pool 2% 3/1/2051	919,856	726,682
Freddie Mac Gold Pool 2% 3/1/2051	867,771	685,536
Freddie Mac Gold Pool 2% 3/1/2051	772,759	610,477
Freddie Mac Gold Pool 2% 3/1/2051	104,462	82,525
Freddie Mac Gold Pool 2% 3/1/2051	65,210	51,536
Freddie Mac Gold Pool 2% 4/1/2036	889,437	804,862
Freddie Mac Gold Pool 2% 4/1/2041	17,105	14,504
Freddie Mac Gold Pool 2% 4/1/2042	3,312,674	2,814,699
Freddie Mac Gold Pool 2% 4/1/2051	3,891,543	3,043,900
Freddie Mac Gold Pool 2% 4/1/2051	1,210,285	946,665
Freddie Mac Gold Pool 2% 4/1/2052	11,662,881	9,166,246
Freddie Mac Gold Pool 2% 4/1/2052	989,433	781,339
Freddie Mac Gold Pool 2% 4/1/2052	124,704	98,476
Freddie Mac Gold Pool 2% 5/1/2036	141,745	129,152
Freddie Mac Gold Pool 2% 5/1/2041	421,764	357,205
Freddie Mac Gold Pool 2% 5/1/2051	38,374,163	30,195,508
Freddie Mac Gold Pool 2% 5/1/2051	10,017,453	7,835,484
Freddie Mac Gold Pool 2% 5/1/2051	3,642,711	2,886,833
Freddie Mac Gold Pool 2% 5/1/2051	1,807,579	1,414,988
Freddie Mac Gold Pool 2% 5/1/2051	578,953	454,113
Freddie Mac Gold Pool 2% 5/1/2051	243,926	191,328
Freddie Mac Gold Pool 2% 5/1/2051	38,981	30,795
Freddie Mac Gold Pool 2% 5/1/2051	20,681	16,176
Freddie Mac Gold Pool 2% 5/1/2052	6,076,066	4,798,168
Freddie Mac Gold Pool 2% 6/1/2035	10,962,114	9,995,109
Freddie Mac Gold Pool 2% 6/1/2035	2,281,922	2,080,627
Freddie Mac Gold Pool 2% 6/1/2041	685,606	580,598
Freddie Mac Gold Pool 2% 6/1/2050	52,903,406	41,545,484
Freddie Mac Gold Pool 2% 6/1/2050	569,812	450,505
Freddie Mac Gold Pool 2% 6/1/2051	60,980	47,697
Freddie Mac Gold Pool 2% 6/1/2052	1,462,486	1,142,104
Freddie Mac Gold Pool 2% 7/1/2041	2,002,076	1,703,818
Freddie Mac Gold Pool 2% 7/1/2041	17,656	14,928
Freddie Mac Gold Pool 2% 7/1/2050	510,606	403,696
Freddie Mac Gold Pool 2% 7/1/2050	180,941	141,982
Freddie Mac Gold Pool 2% 7/1/2050	75,122	58,994
Freddie Mac Gold Pool 2% 7/1/2051	1,915,905	1,523,735
Freddie Mac Gold Pool 2% 7/1/2051	35,116	27,731
Freddie Mac Gold Pool 2% 8/1/2050	24,067	19,028
Freddie Mac Gold Pool 2% 8/1/2051	2,753,606	2,150,383
Freddie Mac Gold Pool 2% 8/1/2051	1,187,907	930,646
Freddie Mac Gold Pool 2% 8/1/2051	38,206	29,836
Freddie Mac Gold Pool 2% 8/1/2051	27,763	21,681
Freddie Mac Gold Pool 2% 8/1/2052	2,180,178	1,700,529
Freddie Mac Gold Pool 2% 8/1/2052	38,592	30,065
Freddie Mac Gold Pool 2% 9/1/2050	37,857,430	29,706,093
Freddie Mac Gold Pool 2% 9/1/2050	939,800	740,088
Freddie Mac Gold Pool 2% 9/1/2050	374,667	293,526
Freddie Mac Gold Pool 2% 9/1/2050	50,976	40,000
Freddie Mac Gold Pool 2% 9/1/2051	735,272	580,632
Freddie Mac Gold Pool 2% 9/1/2051	709,268	560,097
Freddie Mac Gold Pool 2% 9/1/2051	121,758	96,150
Freddie Mac Gold Pool 2% 9/1/2051	19,918	15,504
Freddie Mac Gold Pool 2.5% 1/1/2033	4,101	3,910
Freddie Mac Gold Pool 2.5% 1/1/2041	568,842	500,287
Freddie Mac Gold Pool 2.5% 1/1/2042	433,764	378,508
Freddie Mac Gold Pool 2.5% 1/1/2051	14,425	11,880
Freddie Mac Gold Pool 2.5% 1/1/2052	4,361,568	3,604,397
Freddie Mac Gold Pool 2.5% 1/1/2052	1,092,137	898,105
Freddie Mac Gold Pool 2.5% 1/1/2052	147,253	122,012
Freddie Mac Gold Pool 2.5% 10/1/2041	212,309	185,646
Freddie Mac Gold Pool 2.5% 10/1/2051	2,750,693	2,263,716
Freddie Mac Gold Pool 2.5% 11/1/2031	186,978	178,999
Freddie Mac Gold Pool 2.5% 11/1/2032	6,138	5,854
Freddie Mac Gold Pool 2.5% 11/1/2041	3,059,914	2,687,773
Freddie Mac Gold Pool 2.5% 11/1/2041	343,786	302,090
Freddie Mac Gold Pool 2.5% 11/1/2041	130,088	114,083
Freddie Mac Gold Pool 2.5% 11/1/2050	9,031,968	7,511,996
Freddie Mac Gold Pool 2.5% 11/1/2050	855,496	709,120
Freddie Mac Gold Pool 2.5% 11/1/2051	354,000	289,780
Freddie Mac Gold Pool 2.5% 12/1/2050	1,051,124	873,247
Freddie Mac Gold Pool 2.5% 12/1/2051	453,629	373,319
Freddie Mac Gold Pool 2.5% 12/1/2051	296,528	242,734
Freddie Mac Gold Pool 2.5% 2/1/2030	160,215	155,068
Freddie Mac Gold Pool 2.5% 2/1/2035	243,216	226,836
Freddie Mac Gold Pool 2.5% 2/1/2042	583,134	511,888
Freddie Mac Gold Pool 2.5% 2/1/2051	19,914,326	16,544,313
Freddie Mac Gold Pool 2.5% 2/1/2051	6,736,004	5,547,685
Freddie Mac Gold Pool 2.5% 2/1/2051	17,548	14,452
Freddie Mac Gold Pool 2.5% 3/1/2032	2,760,032	2,639,959
Freddie Mac Gold Pool 2.5% 3/1/2033	36,878	35,141
Freddie Mac Gold Pool 2.5% 3/1/2050	6,770,584	5,590,975
Freddie Mac Gold Pool 2.5% 3/1/2051	6,366,137	5,243,067
Freddie Mac Gold Pool 2.5% 4/1/2033	19,573	18,625
Freddie Mac Gold Pool 2.5% 4/1/2042	8,220,527	7,163,078
Freddie Mac Gold Pool 2.5% 4/1/2042	84,116	73,563
Freddie Mac Gold Pool 2.5% 4/1/2047	1,078,823	895,247
Freddie Mac Gold Pool 2.5% 4/1/2052 (s)(t)	8,290,393	6,874,492
Freddie Mac Gold Pool 2.5% 5/1/2033	4,553	4,332
Freddie Mac Gold Pool 2.5% 5/1/2041	1,247,598	1,102,556
Freddie Mac Gold Pool 2.5% 5/1/2041	146,089	128,850
Freddie Mac Gold Pool 2.5% 5/1/2051	3,336,852	2,769,043
Freddie Mac Gold Pool 2.5% 5/1/2051	2,099,600	1,756,104
Freddie Mac Gold Pool 2.5% 6/1/2031	28,429	27,297
Freddie Mac Gold Pool 2.5% 6/1/2031	21,477	20,651
Freddie Mac Gold Pool 2.5% 6/1/2040	80,583	71,542
Freddie Mac Gold Pool 2.5% 6/1/2041	99,697	87,721
Freddie Mac Gold Pool 2.5% 7/1/2031	49,289	47,348
Freddie Mac Gold Pool 2.5% 7/1/2032	878,931	839,339
Freddie Mac Gold Pool 2.5% 7/1/2036	55,379	51,408
Freddie Mac Gold Pool 2.5% 7/1/2041	6,406,761	5,667,889
Freddie Mac Gold Pool 2.5% 7/1/2050	528,062	437,710
Freddie Mac Gold Pool 2.5% 7/1/2051	476,169	393,803
Freddie Mac Gold Pool 2.5% 8/1/2031	83,180	79,830
Freddie Mac Gold Pool 2.5% 8/1/2032	1,950,650	1,862,809
Freddie Mac Gold Pool 2.5% 8/1/2041	281,581	247,912
Freddie Mac Gold Pool 2.5% 8/1/2050	3,337,879	2,771,982
Freddie Mac Gold Pool 2.5% 9/1/2041	620,741	545,898
Freddie Mac Gold Pool 2.5% 9/1/2051	1,491,370	1,227,807
Freddie Mac Gold Pool 3% 1/1/2048	8,848	7,701
Freddie Mac Gold Pool 3% 1/1/2052	2,247,642	1,931,264
Freddie Mac Gold Pool 3% 10/1/2049	8,873,836	7,664,967
Freddie Mac Gold Pool 3% 11/1/2047	487,526	425,073
Freddie Mac Gold Pool 3% 11/1/2047	186,931	162,867
Freddie Mac Gold Pool 3% 11/1/2050	109,537	94,272
Freddie Mac Gold Pool 3% 11/1/2051 (s)	6,048,871	5,193,653
Freddie Mac Gold Pool 3% 11/1/2051	643,280	552,732
Freddie Mac Gold Pool 3% 11/1/2051	110,274	94,752
Freddie Mac Gold Pool 3% 12/1/2030	87,931	85,407
Freddie Mac Gold Pool 3% 12/1/2032	20,180	19,556
Freddie Mac Gold Pool 3% 12/1/2046	307,579	270,454
Freddie Mac Gold Pool 3% 12/1/2050	894,640	769,969
Freddie Mac Gold Pool 3% 2/1/2033	85,404	83,055
Freddie Mac Gold Pool 3% 3/1/2050	16,066,996	13,858,130
Freddie Mac Gold Pool 3% 3/1/2052	20,306,614	17,556,140
Freddie Mac Gold Pool 3% 3/1/2052	2,645,975	2,272,288
Freddie Mac Gold Pool 3% 3/1/2052	1,130,505	968,726
Freddie Mac Gold Pool 3% 3/1/2052	658,574	564,330
Freddie Mac Gold Pool 3% 4/1/2033	123,781	119,442
Freddie Mac Gold Pool 3% 4/1/2034	16,875	16,163
Freddie Mac Gold Pool 3% 4/1/2046	12,128	10,698
Freddie Mac Gold Pool 3% 4/1/2050	16,109,002	13,894,361
Freddie Mac Gold Pool 3% 4/1/2050	250,475	216,901
Freddie Mac Gold Pool 3% 5/1/2035	1,754,525	1,669,754
Freddie Mac Gold Pool 3% 5/1/2046	93,510	82,486
Freddie Mac Gold Pool 3% 5/1/2046	14,555	12,839
Freddie Mac Gold Pool 3% 5/1/2051	600,442	516,956
Freddie Mac Gold Pool 3% 5/1/2052	7,790,349	6,699,867
Freddie Mac Gold Pool 3% 6/1/2045	23,573	20,809
Freddie Mac Gold Pool 3% 6/1/2046	92,180	81,313
Freddie Mac Gold Pool 3% 6/1/2050	414,301	359,545
Freddie Mac Gold Pool 3% 6/1/2052	3,694,725	3,165,997
Freddie Mac Gold Pool 3% 6/1/2052	3,501,054	3,007,699
Freddie Mac Gold Pool 3% 9/1/2049	38,149	33,262
Freddie Mac Gold Pool 3% 9/1/2051	566,988	487,711
Freddie Mac Gold Pool 3% 9/1/2051	116,534	100,131
Freddie Mac Gold Pool 3.5% 1/1/2044	364,222	337,554
Freddie Mac Gold Pool 3.5% 1/1/2044	184,426	170,795
Freddie Mac Gold Pool 3.5% 1/1/2045	61,727	57,186
Freddie Mac Gold Pool 3.5% 1/1/2046	30,158	27,408
Freddie Mac Gold Pool 3.5% 1/1/2048	2,835,057	2,558,969
Freddie Mac Gold Pool 3.5% 1/1/2048	2,773,059	2,503,008
Freddie Mac Gold Pool 3.5% 1/1/2048	19,443	17,677
Freddie Mac Gold Pool 3.5% 10/1/2034	608,100	588,865
Freddie Mac Gold Pool 3.5% 10/1/2047	69,800	63,526
Freddie Mac Gold Pool 3.5% 10/1/2047	17,826	16,134
Freddie Mac Gold Pool 3.5% 10/1/2049	446,671	403,173
Freddie Mac Gold Pool 3.5% 10/1/2051	402,491	359,019
Freddie Mac Gold Pool 3.5% 11/1/2033	105,293	101,920
Freddie Mac Gold Pool 3.5% 11/1/2033	96,898	93,689
Freddie Mac Gold Pool 3.5% 11/1/2045	42,746	38,969
Freddie Mac Gold Pool 3.5% 11/1/2047	481,575	438,289
Freddie Mac Gold Pool 3.5% 11/1/2047	55,967	50,653
Freddie Mac Gold Pool 3.5% 12/1/2047	249,207	225,237
Freddie Mac Gold Pool 3.5% 12/1/2047	113,535	103,224
Freddie Mac Gold Pool 3.5% 2/1/2034	141,504	137,641
Freddie Mac Gold Pool 3.5% 2/1/2034	130,796	126,095
Freddie Mac Gold Pool 3.5% 2/1/2043	2,114,378	1,957,961
Freddie Mac Gold Pool 3.5% 2/1/2052	138,575	124,084
Freddie Mac Gold Pool 3.5% 3/1/2032	39,198	38,290
Freddie Mac Gold Pool 3.5% 3/1/2045	32,904	30,161
Freddie Mac Gold Pool 3.5% 3/1/2046	69,909	63,840
Freddie Mac Gold Pool 3.5% 3/1/2052	1,098,185	983,724
Freddie Mac Gold Pool 3.5% 3/1/2052	331,919	296,795
Freddie Mac Gold Pool 3.5% 3/1/2052	153,934	137,789
Freddie Mac Gold Pool 3.5% 4/1/2033	235,705	229,777
Freddie Mac Gold Pool 3.5% 4/1/2048	66,723	60,305
Freddie Mac Gold Pool 3.5% 4/1/2052	245,252	220,602
Freddie Mac Gold Pool 3.5% 5/1/2045	43,430	39,746
Freddie Mac Gold Pool 3.5% 5/1/2046	84,016	76,513
Freddie Mac Gold Pool 3.5% 5/1/2046	36,211	33,068
Freddie Mac Gold Pool 3.5% 5/1/2052	594,679	532,306
Freddie Mac Gold Pool 3.5% 6/1/2045	52,310	47,589
Freddie Mac Gold Pool 3.5% 6/1/2045	8,364	7,688
Freddie Mac Gold Pool 3.5% 7/1/2032	42,232	41,218
Freddie Mac Gold Pool 3.5% 7/1/2042	1,101,141	1,019,825
Freddie Mac Gold Pool 3.5% 7/1/2047	1,152,754	1,049,140
Freddie Mac Gold Pool 3.5% 8/1/2042	51,065	47,323
Freddie Mac Gold Pool 3.5% 8/1/2047	1,788,439	1,627,688
Freddie Mac Gold Pool 3.5% 8/1/2047	205,123	186,686
Freddie Mac Gold Pool 3.5% 8/1/2047	140,806	128,149
Freddie Mac Gold Pool 3.5% 8/1/2049	30,342,535	27,406,631
Freddie Mac Gold Pool 3.5% 9/1/2042	3,027,813	2,802,190
Freddie Mac Gold Pool 3.5% 9/1/2042	1,394,727	1,289,987
Freddie Mac Gold Pool 3.5% 9/1/2046	44,568	40,560
Freddie Mac Gold Pool 3.5% 9/1/2047	49,014	44,591
Freddie Mac Gold Pool 3.5% 9/1/2047	39,831	36,251
Freddie Mac Gold Pool 3.5% 9/1/2047	32,648	29,714
Freddie Mac Gold Pool 4% 1/1/2041	40,885	39,069
Freddie Mac Gold Pool 4% 10/1/2041	11,415	10,891
Freddie Mac Gold Pool 4% 10/1/2052	713,873	662,495
Freddie Mac Gold Pool 4% 11/1/2040	42,572	40,646
Freddie Mac Gold Pool 4% 11/1/2051	512,011	477,882
Freddie Mac Gold Pool 4% 2/1/2041	73,980	70,501
Freddie Mac Gold Pool 4% 2/1/2045	44,012	41,608
Freddie Mac Gold Pool 4% 2/1/2048	42,542	39,701
Freddie Mac Gold Pool 4% 2/1/2052	257,220	240,074
Freddie Mac Gold Pool 4% 2/1/2052	219,053	204,451
Freddie Mac Gold Pool 4% 2/1/2053	21,874,669	20,273,001
Freddie Mac Gold Pool 4% 2/1/2053	9,265,267	8,586,862
Freddie Mac Gold Pool 4% 4/1/2043	113,989	108,333
Freddie Mac Gold Pool 4% 4/1/2046	12,149	11,394
Freddie Mac Gold Pool 4% 4/1/2052	559,582	522,281
Freddie Mac Gold Pool 4% 4/1/2052	373,906	348,982
Freddie Mac Gold Pool 4% 5/1/2037	138,862	133,447
Freddie Mac Gold Pool 4% 5/1/2048	181,383	169,052
Freddie Mac Gold Pool 4% 5/1/2048	11,988	11,213
Freddie Mac Gold Pool 4% 6/1/2050	3,113,251	2,886,028
Freddie Mac Gold Pool 4% 6/1/2052	286,363	267,275
Freddie Mac Gold Pool 4% 7/1/2041	41,880	39,851
Freddie Mac Gold Pool 4% 7/1/2048	55,831	52,434
Freddie Mac Gold Pool 4% 7/1/2052	466,459	435,366
Freddie Mac Gold Pool 4% 8/1/2052	273,657	255,330
Freddie Mac Gold Pool 4% 9/1/2040	6,974	6,664
Freddie Mac Gold Pool 4% 9/1/2051	606,511	566,461
Freddie Mac Gold Pool 4.5% 1/1/2042	102,236	100,630
Freddie Mac Gold Pool 4.5% 1/1/2047	3,340	3,214
Freddie Mac Gold Pool 4.5% 11/1/2040	3,290,214	3,236,243
Freddie Mac Gold Pool 4.5% 12/1/2046	4,314	4,152
Freddie Mac Gold Pool 4.5% 12/1/2047	12,347	11,857
Freddie Mac Gold Pool 4.5% 12/1/2048	164,436	157,798
Freddie Mac Gold Pool 4.5% 2/1/2047	6,122	5,886
Freddie Mac Gold Pool 4.5% 4/1/2048	6,666	6,401
Freddie Mac Gold Pool 4.5% 4/1/2048	2,255	2,165
Freddie Mac Gold Pool 4.5% 4/1/2048	2,108	2,023
Freddie Mac Gold Pool 4.5% 5/1/2047	16,792	16,146
Freddie Mac Gold Pool 4.5% 5/1/2047	11,878	11,421
Freddie Mac Gold Pool 4.5% 5/1/2047	4,959	4,768
Freddie Mac Gold Pool 4.5% 5/1/2048	4,787	4,597
Freddie Mac Gold Pool 4.5% 6/1/2047	23,672	22,761
Freddie Mac Gold Pool 4.5% 6/1/2047	18,358	17,680
Freddie Mac Gold Pool 4.5% 7/1/2047	33,375	32,247
Freddie Mac Gold Pool 4.5% 7/1/2047	14,522	13,981
Freddie Mac Gold Pool 4.5% 7/1/2047	10,072	9,681
Freddie Mac Gold Pool 4.5% 7/1/2049	962,518	922,763
Freddie Mac Gold Pool 4.5% 8/1/2052	7,289,745	6,904,366
Freddie Mac Gold Pool 4.5% 9/1/2052	5,904,392	5,589,944
Freddie Mac Gold Pool 5% 1/1/2053	501,993	490,482
Freddie Mac Gold Pool 5% 10/1/2052	363,848	356,414
Freddie Mac Gold Pool 5% 11/1/2052	1,091,545	1,068,903
Freddie Mac Gold Pool 5% 11/1/2052	346,031	339,934
Freddie Mac Gold Pool 5% 12/1/2052	5,571,346	5,422,701
Freddie Mac Gold Pool 5% 12/1/2052	777,965	761,828
Freddie Mac Gold Pool 5% 12/1/2052	311,745	305,279
Freddie Mac Gold Pool 5% 12/1/2052	290,299	284,277
Freddie Mac Gold Pool 5% 12/1/2052	147,893	144,825
Freddie Mac Gold Pool 5% 12/1/2054	8,046,620	7,833,192
Freddie Mac Gold Pool 5% 6/1/2052	4,488,954	4,412,675
Freddie Mac Gold Pool 5% 6/1/2053	576,058	568,249
Freddie Mac Gold Pool 5% 9/1/2052	312,393	306,011
Freddie Mac Gold Pool 5% 9/1/2054	20,201,229	19,641,739
Freddie Mac Gold Pool 5.5% 1/1/2055	28,157,787	28,254,013
Freddie Mac Gold Pool 5.5% 1/1/2055	3,837,121	3,833,446
Freddie Mac Gold Pool 5.5% 11/1/2052	12,882,785	12,914,733
Freddie Mac Gold Pool 5.5% 2/1/2054	443,274	440,495
Freddie Mac Gold Pool 5.5% 3/1/2053 (s)	2,332,725	2,339,239
Freddie Mac Gold Pool 5.5% 4/1/2053	2,988,926	2,996,338
Freddie Mac Gold Pool 5.5% 5/1/2053	1,018,329	1,016,717
Freddie Mac Gold Pool 5.5% 9/1/2053	1,486,151	1,488,443
Freddie Mac Gold Pool 6% 10/1/2053	40,318	40,794
Freddie Mac Gold Pool 6% 10/1/2054	2,948,610	3,020,294
Freddie Mac Gold Pool 6% 11/1/2053	772,872	787,556
Freddie Mac Gold Pool 6% 12/1/2052	858,844	876,503
Freddie Mac Gold Pool 6% 12/1/2053	69,310	70,129
Freddie Mac Gold Pool 6% 2/1/2055	2,524,962	2,586,346
Freddie Mac Gold Pool 6% 3/1/2053	800,450	820,410
Freddie Mac Gold Pool 6% 4/1/2039	3,618,596	3,717,254
Freddie Mac Gold Pool 6% 4/1/2054	39,434,594	40,356,310
Freddie Mac Gold Pool 6% 5/1/2054	9,064,353	9,284,715
Freddie Mac Gold Pool 6% 7/1/2039	9,694,419	9,931,464
Freddie Mac Gold Pool 6% 9/1/2039	14,464,946	14,845,761
Freddie Mac Gold Pool 6% 9/1/2039	2,229,204	2,286,916
Freddie Mac Gold Pool 6% 9/1/2053	117,116	118,609
Freddie Mac Gold Pool 6% 9/1/2054	2,619,417	2,685,553
Freddie Mac Gold Pool 6% 9/1/2054	938,664	957,084
Freddie Mac Gold Pool 6.5% 1/1/2054	7,969,310	8,258,377
Freddie Mac Gold Pool 6.5% 1/1/2054	2,917,969	3,025,634
Freddie Mac Gold Pool 6.5% 10/1/2053	3,130,700	3,244,259
Freddie Mac Gold Pool 6.5% 10/1/2053	3,078,959	3,192,565
Freddie Mac Gold Pool 6.5% 2/1/2054	34,244,847	35,486,993
Freddie Mac Gold Pool 6.5% 6/1/2054	33,641,466	34,966,856
Freddie Mac Gold Pool 6.5% 6/1/2054	9,090,540	9,469,280
Freddie Mac Gold Pool 6.5% 9/1/2053	801,233	832,612
Freddie Mac Gold Pool 6.5% 9/1/2053	772,111	800,118
Freddie Mac Gold Pool 6.5% 9/1/2054	10,774,118	11,229,735
Freddie Mac Gold Pool 6.5% 9/1/2054	10,623,284	11,082,482
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	11,882,919	12,143,023
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,630,103	1,697,637
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,517,625	1,582,870
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	479,111	502,441
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	12,081	11,712
Freddie Mac Non Gold Pool 5% 8/1/2053	985,639	959,573
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,992,889	3,995,304
Freddie Mac Non Gold Pool 5.5% 5/1/2053	717,241	718,123
Freddie Mac Non Gold Pool 5.5% 6/1/2053	361,537	361,190
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,637,978	3,634,494
Freddie Mac Non Gold Pool 6% 11/1/2054	2,346,703	2,396,420
Freddie Mac Non Gold Pool 6% 6/1/2053	1,002,328	1,021,684
Freddie Mac Non Gold Pool 6% 6/1/2053	992,401	1,013,115
Freddie Mac Non Gold Pool 6% 6/1/2053	848,594	865,247
Freddie Mac Non Gold Pool 6% 6/1/2054	6,153,628	6,282,074
Freddie Mac Non Gold Pool 6% 7/1/2053	636,273	649,555
Freddie Mac Non Gold Pool 6% 7/1/2053	563,465	574,521
Freddie Mac Non Gold Pool 6% 9/1/2053	1,371,389	1,398,300
Freddie Mac Non Gold Pool 6.5% 1/1/2055	10,182,603	10,569,453
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,257,167	1,313,572
Freddie Mac Non Gold Pool 6.5% 11/1/2054	577,458	603,006
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,443,466	1,509,131
Ginnie Mae I Pool 2.5% 1/20/2052	3,122,493	2,594,669
Ginnie Mae I Pool 2.5% 12/20/2051	4,817,721	4,003,336
Ginnie Mae I Pool 2.5% 12/20/2051	2,519,573	2,093,666
Ginnie Mae I Pool 2.5% 12/20/2051	1,472,377	1,223,487
Ginnie Mae I Pool 2.5% 8/20/2051	10,208,569	8,482,920
Ginnie Mae I Pool 2.5% 8/20/2051	2,671,993	2,220,321
Ginnie Mae I Pool 2.5% 8/20/2051	1,241,060	1,031,272
Ginnie Mae I Pool 2.5% 9/20/2051	4,244,608	3,527,102
Ginnie Mae I Pool 2.5% 9/20/2051	2,632,132	2,187,198
Ginnie Mae I Pool 3% 1/15/2045	5,541	4,916
Ginnie Mae I Pool 3% 1/15/2045	4,473	3,973
Ginnie Mae I Pool 3% 1/15/2045	2,227	1,979
Ginnie Mae I Pool 3% 1/15/2045	2,006	1,788
Ginnie Mae I Pool 3% 1/15/2045	1,081	959
Ginnie Mae I Pool 3% 2/15/2045	4,683	4,157
Ginnie Mae I Pool 3% 2/15/2045	3,294	2,927
Ginnie Mae I Pool 3% 2/15/2045	2,248	1,997
Ginnie Mae I Pool 3% 2/20/2050	321,854	280,343
Ginnie Mae I Pool 3% 3/15/2045	10,433	9,257
Ginnie Mae I Pool 3% 3/15/2045	5,371	4,783
Ginnie Mae I Pool 3% 3/15/2045	4,344	3,856
Ginnie Mae I Pool 3% 3/15/2045	4,322	3,830
Ginnie Mae I Pool 3% 3/15/2045	3,461	3,073
Ginnie Mae I Pool 3% 3/15/2045	2,961	2,641
Ginnie Mae I Pool 3% 3/15/2045	2,855	2,540
Ginnie Mae I Pool 3% 3/15/2045	2,455	2,195
Ginnie Mae I Pool 3% 3/15/2045	2,446	2,165
Ginnie Mae I Pool 3% 3/15/2045	1,769	1,568
Ginnie Mae I Pool 3% 3/15/2045	1,431	1,290
Ginnie Mae I Pool 3% 3/15/2045	1,393	1,236
Ginnie Mae I Pool 3% 3/15/2045	1,255	1,118
Ginnie Mae I Pool 3% 5/15/2045	4,080	3,623
Ginnie Mae I Pool 3% 6/15/2045	2,421	2,136
Ginnie Mae I Pool 3% 6/15/2045	2,306	2,035
Ginnie Mae I Pool 3% 6/15/2045	1,620	1,429
Ginnie Mae I Pool 3% 7/15/2045	5,801	5,119
Ginnie Mae I Pool 3% 7/15/2045	5,113	4,512
Ginnie Mae I Pool 3% 7/15/2045	4,911	4,334
Ginnie Mae I Pool 3% 7/15/2045	4,825	4,258
Ginnie Mae I Pool 3% 7/15/2045	4,209	3,714
Ginnie Mae I Pool 3% 7/15/2045	3,405	3,004
Ginnie Mae I Pool 3% 7/15/2045	3,360	2,965
Ginnie Mae I Pool 3% 7/15/2045	3,053	2,694
Ginnie Mae I Pool 3% 7/15/2045	2,008	1,772
Ginnie Mae I Pool 3% 7/15/2045	1,743	1,539
Ginnie Mae I Pool 3% 7/15/2045	1,293	1,141
Ginnie Mae I Pool 3.5% 2/20/2043	17,462	16,215
Ginnie Mae I Pool 3.5% 3/20/2043	9,302	8,633
Ginnie Mae I Pool 3.5% 3/20/2043	7,904	7,338
Ginnie Mae I Pool 3.5% 4/20/2043	9,840	9,117
Ginnie Mae I Pool 3.5% 4/20/2043	4,147	3,845
Ginnie Mae I Pool 3.5% 7/20/2046	206,670	186,194
Ginnie Mae I Pool 4% 10/20/2052	13,283,182	12,263,823
Ginnie Mae I Pool 4% 11/20/2041	92,339	88,104
Ginnie Mae I Pool 4% 11/20/2042	78,539	74,911
Ginnie Mae I Pool 4% 12/15/2040	28,448	27,280
Ginnie Mae I Pool 4% 4/20/2048	34,631	32,103
Ginnie Mae I Pool 4% 4/20/2048	31,768	29,449
Ginnie Mae I Pool 4% 8/15/2041	169,371	162,258
Ginnie Mae I Pool 4.5% 4/20/2053	4,042,333	3,832,203
Ginnie Mae I Pool 4.5% 5/20/2041	2,329	2,291
Ginnie Mae I Pool 5% 4/20/2048	221,749	220,834
Ginnie Mae I Pool 5.5% 3/20/2054	6,347,122	6,345,272
Ginnie Mae II Pool 2% 1/20/2051	97,025,397	77,986,559
Ginnie Mae II Pool 2% 10/20/2050	18,857,620	15,157,278
Ginnie Mae II Pool 2% 11/20/2050	5,952,643	4,784,584
Ginnie Mae II Pool 2% 12/20/2050	8,190,088	6,582,985
Ginnie Mae II Pool 2% 2/20/2051	9,034,699	7,261,863
Ginnie Mae II Pool 2% 2/20/2052	43,112,612	34,652,827
Ginnie Mae II Pool 2% 3/20/2052	10,515,247	8,455,176
Ginnie Mae II Pool 2% 4/20/2051	133,933	107,652
Ginnie Mae II Pool 2% 6/1/2055 (e)	156,675,000	125,876,863
Ginnie Mae II Pool 2% 7/1/2055 (e)	52,150,000	41,892,585
Ginnie Mae II Pool 2% 7/20/2054	472,490	379,628
Ginnie Mae II Pool 2% 9/20/2050	15,625,317	12,569,000
Ginnie Mae II Pool 2.5% 12/20/2051	56,286	47,194
Ginnie Mae II Pool 2.5% 6/1/2055 (e)	157,425,000	131,927,518
Ginnie Mae II Pool 2.5% 6/20/2051	1,010,368	847,470
Ginnie Mae II Pool 2.5% 7/1/2055 (e)	76,250,000	63,876,264
Ginnie Mae II Pool 2.5% 7/20/2051	1,909,924	1,601,396
Ginnie Mae II Pool 2.5% 9/20/2051	2,422,789	2,031,413
Ginnie Mae II Pool 3% 1/20/2032	822,994	796,184
Ginnie Mae II Pool 3% 1/20/2043	17,858	16,156
Ginnie Mae II Pool 3% 1/20/2047	26,229	23,199
Ginnie Mae II Pool 3% 10/20/2031	272,166	263,466
Ginnie Mae II Pool 3% 10/20/2050	10,769	9,410
Ginnie Mae II Pool 3% 11/20/2031	287,257	277,986
Ginnie Mae II Pool 3% 12/20/2031	441,890	427,630
Ginnie Mae II Pool 3% 12/20/2042	48,523	43,914
Ginnie Mae II Pool 3% 12/20/2046	40,292	35,637
Ginnie Mae II Pool 3% 2/20/2031	35,457	34,427
Ginnie Mae II Pool 3% 2/20/2047	251,519	222,303
Ginnie Mae II Pool 3% 3/20/2031	72,515	70,383
Ginnie Mae II Pool 3% 3/20/2050	1,791,955	1,565,402
Ginnie Mae II Pool 3% 4/20/2031	268,945	260,949
Ginnie Mae II Pool 3% 5/20/2031	566,549	549,517
Ginnie Mae II Pool 3% 6/1/2055 (e)	100,550,000	87,628,973
Ginnie Mae II Pool 3% 7/20/2031	7,454	7,222
Ginnie Mae II Pool 3% 8/20/2031	87,058	84,357
Ginnie Mae II Pool 3% 9/20/2031	34,989	33,893
Ginnie Mae II Pool 3.5% 12/20/2041	85,790	79,488
Ginnie Mae II Pool 3.5% 2/20/2043	28,925	26,689
Ginnie Mae II Pool 3.5% 2/20/2050	47,658	42,847
Ginnie Mae II Pool 3.5% 5/20/2043	12,915	11,856
Ginnie Mae II Pool 3.5% 6/1/2055 (e)	79,400,000	70,673,202
Ginnie Mae II Pool 3.5% 7/1/2055 (e)	61,400,000	54,629,981
Ginnie Mae II Pool 4% 1/20/2041	119,333	114,388
Ginnie Mae II Pool 4% 1/20/2046	2,284	2,137
Ginnie Mae II Pool 4% 10/20/2040	39,370	37,748
Ginnie Mae II Pool 4% 10/20/2045	69,155	64,799
Ginnie Mae II Pool 4% 12/20/2045	2,385	2,231
Ginnie Mae II Pool 4% 3/20/2047	133,892	124,789
Ginnie Mae II Pool 4% 4/20/2047	239,476	223,194
Ginnie Mae II Pool 4% 5/20/2046	119,384	111,677
Ginnie Mae II Pool 4% 6/1/2055 (e)	40,350,000	36,980,234
Ginnie Mae II Pool 4% 6/20/2045	127,516	120,826
Ginnie Mae II Pool 4% 7/20/2044	5,008	4,756
Ginnie Mae II Pool 4% 8/20/2043	7,282	6,929
Ginnie Mae II Pool 4% 8/20/2045	75,880	71,100
Ginnie Mae II Pool 4% 9/20/2045	1,933	1,811
Ginnie Mae II Pool 4.5% 1/20/2045	2,938	2,851
Ginnie Mae II Pool 4.5% 10/20/2044	2,287	2,219
Ginnie Mae II Pool 4.5% 11/20/2039	3,690	3,632
Ginnie Mae II Pool 4.5% 11/20/2041	1,217	1,196
Ginnie Mae II Pool 4.5% 11/20/2048	59,758	57,436
Ginnie Mae II Pool 4.5% 12/20/2048	75,161	72,240
Ginnie Mae II Pool 4.5% 2/20/2042	1,506	1,479
Ginnie Mae II Pool 4.5% 2/20/2044	11,029	10,812
Ginnie Mae II Pool 4.5% 3/20/2046	7,908	7,749
Ginnie Mae II Pool 4.5% 4/20/2035	16,358	16,169
Ginnie Mae II Pool 4.5% 5/20/2041	33,817	33,252
Ginnie Mae II Pool 4.5% 5/20/2042	23,039	22,654
Ginnie Mae II Pool 4.5% 5/20/2046	4,057	3,936
Ginnie Mae II Pool 4.5% 6/1/2055 (e)	82,225,000	77,625,062
Ginnie Mae II Pool 4.5% 6/20/2041	14,246	14,006
Ginnie Mae II Pool 4.5% 6/20/2043	1,880	1,849
Ginnie Mae II Pool 4.5% 6/20/2044	2,440	2,393
Ginnie Mae II Pool 4.5% 8/20/2048	4,243	4,085
Ginnie Mae II Pool 4.5% 9/20/2039	6,601	6,499
Ginnie Mae II Pool 4.5% 9/20/2046	2,627	2,579
Ginnie Mae II Pool 5% 12/20/2054	4,845,525	4,710,463
Ginnie Mae II Pool 5% 6/1/2055 (e)	102,500,000	99,458,887
Ginnie Mae II Pool 5.5% 1/20/2055	5,166,432	5,158,468
Ginnie Mae II Pool 5.5% 12/20/2054	6,302,321	6,308,361
Ginnie Mae II Pool 5.5% 12/20/2054	5,653,460	5,617,803
Ginnie Mae II Pool 5.5% 6/1/2055 (e)	139,350,000	137,905,986
Ginnie Mae II Pool 5.5% 7/1/2055 (e)	139,350,000	138,263,641
Ginnie Mae II Pool 6% 1/20/2055	5,135,978	5,189,791
Ginnie Mae II Pool 6% 12/20/2054	10,347,383	10,465,500
Ginnie Mae II Pool 6% 6/1/2055 (e)	60,000,000	60,479,178
Ginnie Mae II Pool 6% 7/1/2055 (e)	60,000,000	60,491,358
Ginnie Mae II Pool 6.5% 6/1/2055 (e)	39,700,000	40,495,989
Ginnie Mae II Pool 6.5% 7/1/2055 (e)	39,700,000	40,521,020
Uniform Mortgage Backed Securities 2% 6/1/2055 (e)	313,625,000	243,782,155
Uniform Mortgage Backed Securities 2% 7/1/2055 (e)	217,475,000	169,137,767
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (e)	122,550,000	99,873,446
Uniform Mortgage Backed Securities 3% 6/1/2055 (e)	13,600,000	11,576,993
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (e)	28,150,000	24,969,917
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (e)	12,500,000	11,085,443
Uniform Mortgage Backed Securities 4% 6/1/2055 (e)	34,400,000	31,278,468
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (e)	6,200,000	5,840,836
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (e)	13,500,000	12,733,249
Uniform Mortgage Backed Securities 5% 6/1/2055 (e)	62,900,000	60,902,416
Uniform Mortgage Backed Securities 5.5% 6/1/2040 (e)	30,100,000	30,527,995
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (e)	32,000,000	31,690,022
Uniform Mortgage Backed Securities 6% 6/1/2055 (e)	221,400,000	223,622,657
Uniform Mortgage Backed Securities 6% 7/1/2055 (e)	59,475,000	59,995,412
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (e)	46,200,000	47,441,602
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (e)	4,700,000	4,821,903
TOTAL UNITED STATES		4,727,847,729
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,764,758,790)		4,727,847,729

U.S. Treasury Obligations - 33.2%
	Yield (%) (v)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040 (w)	0.95 to 4.61	12,751,600	7,746,597
US Treasury Bonds 1.125% 8/15/2040	4.51	4,800,000	2,884,875
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	12,905,000	8,382,705
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.04	26,946,000	14,599,259
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	13,900,000	9,367,840
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	17,685,422
US Treasury Bonds 2.25% 8/15/2046	4.92	90,000	57,588
US Treasury Bonds 2.25% 8/15/2049	4.66	70,000,000	42,825,782
US Treasury Bonds 2.875% 5/15/2049	4.77	27,953,600	19,604,646
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.04	10,996,000	7,554,166
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	39,585,279
US Treasury Bonds 3.25% 5/15/2042	3.39 to 5.23	12,305,000	9,981,470
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.09	196,335,000	156,799,573
US Treasury Bonds 3.875% 5/15/2043 (t)	4.14 to 4.58	4,000,000	3,502,730
US Treasury Bonds 4.125% 8/15/2044	4.65	760,000	682,961
US Treasury Bonds 4.125% 8/15/2053	4.23 to 5.11	142,118,000	124,258,875
US Treasury Bonds 4.25% 2/15/2054	4.46 to 4.82	451,441,000	403,210,876
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.97	461,260,000	412,467,341
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	37,973,688
US Treasury Bonds 4.5% 11/15/2054	4.33 to 4.80	345,800,000	322,782,688
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	938,876
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	45,890,000	44,075,911
US Treasury Bonds 4.625% 2/15/2055	4.60 to 5.09	80,325,000	76,620,467
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	1,380,000	1,328,573
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.73	222,620,000	211,758,579
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	14,555,859
US Treasury Bonds 4.75% 5/15/2055	4.90	5,500,000	5,359,063
US Treasury Bonds 6.25% 5/15/2030 (w)	4.16 to 4.91	12,400,000	13,656,469
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	14,715,584	14,001,170
US Treasury Notes 0.75% 3/31/2026	4.28	3,470,000	3,373,708
US Treasury Notes 2.625% 7/31/2029	4.45	11,120,000	10,569,647
US Treasury Notes 2.875% 5/15/2032 (t)	2.98 to 4.08	1,877,000	1,730,946
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.43	146,650,000	138,051,498
US Treasury Notes 3.375% 9/15/2027	3.87	50,000	49,453
US Treasury Notes 3.5% 2/15/2033	3.53 to 4.24	120,614,000	114,861,278
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	954,351
US Treasury Notes 3.625% 8/31/2029	4.25 to 4.58	186,220,000	183,979,541
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	121,300,000	117,987,941
US Treasury Notes 3.75% 12/31/2030	4.07	1,700,000	1,675,363
US Treasury Notes 3.75% 4/15/2028	3.69	13,910,000	13,865,445
US Treasury Notes 3.75% 8/31/2031	3.54 to 4.68	711,200,000	697,114,905
US Treasury Notes 3.875% 12/31/2029	4.13	258,205,000	257,337,591
US Treasury Notes 3.875% 4/30/2030	4.07	2,000,000	1,992,031
US Treasury Notes 3.875% 8/15/2033 (t)	4.02 to 4.62	82,098,000	79,859,547
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.77	531,460,000	511,897,648
US Treasury Notes 4% 1/31/2031	4.28 to 4.31	60,000,000	59,852,344
US Treasury Notes 4% 2/15/2034	4.59 to 4.74	3,656,000	3,572,169
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	57,933,000	58,057,466
US Treasury Notes 4% 4/30/2032	4.25	80,000,000	79,212,500
US Treasury Notes 4.125% 10/31/2031	4.37	66,000,000	65,994,844
US Treasury Notes 4.125% 11/15/2032	3.68 to 4.09	76,155,000	75,818,847
US Treasury Notes 4.125% 11/30/2029	4.11	340,000	342,563
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.55	68,000,000	67,962,812
US Treasury Notes 4.125% 2/29/2032	3.86 to 4.36	112,375,000	112,181,855
US Treasury Notes 4.125% 3/31/2031	4.35 to 4.65	71,974,000	72,179,238
US Treasury Notes 4.125% 3/31/2032	4.07	300,000,000	299,390,625
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.19	190,900,000	191,142,653
US Treasury Notes 4.25% 1/31/2030	3.97 to 4.09	15,000,000	15,185,156
US Treasury Notes 4.25% 11/15/2034	4.16 to 4.47	296,300,000	293,383,297
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	82,750,000	83,574,268
US Treasury Notes 4.25% 5/15/2035	4.39 to 4.48	4,580,000	4,528,475
US Treasury Notes 4.25% 6/30/2031	4.45	1,400,000	1,411,703
US Treasury Notes 4.375% 12/31/2029	4.39	550,000	559,625
US Treasury Notes 4.375% 5/15/2034	3.66 to 4.61	119,720,000	120,056,713
US Treasury Notes 4.5% 11/15/2033	4.26 to 4.44	105,372,000	106,944,348
US Treasury Notes 4.625% 2/15/2035	4.01 to 4.58	202,234,000	205,966,370
US Treasury Notes 4.625% 4/30/2029	3.87 to 4.72	9,720,000	9,966,417
US Treasury Notes 4.625% 4/30/2031	3.52 to 3.83	75,390,000	77,551,573
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,383,608
US Treasury Notes 4.625% 9/30/2030	5.01	526,000	541,349
US Treasury Notes 4.75% 2/15/2045	4.42 to 4.97	10,630,000	10,375,877
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,359,916,737)			6,177,686,916

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	4.32	308,782,664	308,844,421
Fidelity Securities Lending Cash Central Fund (x)(y)	4.32	39,230,032	39,233,955
TOTAL MONEY MARKET FUNDS (Cost $348,078,376)			348,078,376

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	5,370,000	221,923
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	15,750,000	635,280
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	18,830,000	804,108
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	3,350,000	136,572
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/29	9,400,000	374,916
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	7,400,000	304,783
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	27,200,000	1,342,909
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	12,260,000	368,408
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	11,300,000	471,536
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	17,020,000	688,360

TOTAL PUT SWAPTIONS			5,348,795
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	5,370,000	197,550
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	15,750,000	596,361
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	18,830,000	663,876
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	3,350,000	125,951
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/29	9,400,000	341,498
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	7,400,000	272,165
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	27,200,000	704,119
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	12,260,000	396,820
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	11,300,000	377,554
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	17,020,000	643,085

TOTAL CALL SWAPTIONS			4,318,979
TOTAL PURCHASED SWAPTIONS (Cost $10,046,574)			9,667,774

TOTAL INVESTMENT IN SECURITIES - 112.9% (Cost $21,207,833,102)	20,993,968,678
NET OTHER ASSETS (LIABILITIES) - (12.9)%	(2,390,811,719)
NET ASSETS - 100.0%	18,603,156,959

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(89,950,000)	(72,268,223)
Ginnie Mae II Pool 2.5% 6/1/2055	(76,250,000)	(63,900,100)
Ginnie Mae II Pool 3.5% 6/1/2055	(61,400,000)	(54,651,569)
Ginnie Mae II Pool 5% 6/1/2055	(10,750,000)	(10,431,053)
Ginnie Mae II Pool 5.5% 6/1/2055	(139,350,000)	(137,905,986)
Ginnie Mae II Pool 6% 6/1/2055	(60,000,000)	(60,479,178)
Ginnie Mae II Pool 6.5% 6/1/2055	(39,700,000)	(40,495,989)
Uniform Mortgage Backed Securities 2% 6/1/2055	(233,300,000)	(181,345,164)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(91,250,000)	(74,365,173)
Uniform Mortgage Backed Securities 3% 6/1/2055	(18,600,000)	(15,833,241)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(20,300,000)	(18,006,725)
Uniform Mortgage Backed Securities 4% 6/1/2055	(34,400,000)	(31,278,468)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(6,200,000)	(5,840,836)
Uniform Mortgage Backed Securities 5% 6/1/2055	(39,400,000)	(38,148,731)
Uniform Mortgage Backed Securities 5.5% 6/1/2055	(42,300,000)	(41,890,248)
Uniform Mortgage Backed Securities 6% 6/1/2055	(209,500,000)	(211,603,193)
Uniform Mortgage Backed Securities 6% 7/1/2055	(57,450,000)	(57,952,693)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(46,200,000)	(47,441,602)
Uniform Mortgage Backed Securities 6.5% 7/1/2055	(36,100,000)	(37,036,326)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,200,874,498)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,201,204,999)		(1,200,874,498)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.97% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	6,000,000	(165,402)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.97% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/13/26	6,000,000	(211,985)

TOTAL WRITTEN SWAPTIONS			(377,387)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 24 Contracts (Australia)	22	Jun 2025	1,618,591	(11,136)	(11,136)
CBOT 10 Year US Treasury Bond Contracts (United States)	4,960	Sep 2025	550,095,000	6,851,248	6,851,248
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	18	Sep 2025	2,030,625	33,173	33,173
CBOT 2 Year US Treasury Note Contracts (United States)	1,408	Sep 2025	292,182,000	575,608	575,608
CBOT 5 Year US Treasury Note Contracts (United States)	5,060	Sep 2025	548,021,719	4,303,517	4,303,517
CBOT US Treasury Long Bond Contracts (United States)	106	Sep 2025	11,991,250	286,846	286,846
TMX 10Y Canadian Bond Contracts (Canada)	55	Sep 2025	4,901,847	42,093	42,093

TOTAL PURCHASED					12,081,349

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	887	Sep 2025	98,373,844	(1,183,781)	(1,183,781)
CBOT 5 Year US Treasury Note Contracts (United States)	1,137	Sep 2025	123,142,430	(970,177)	(970,177)
CBOT US Treasury Long Bond Contracts (United States)	9	Sep 2025	1,018,125	(7,608)	(7,608)
CBOT US Treasury Ultra Bond Contracts (United States)	25	Sep 2025	2,907,031	(46,976)	(46,976)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	8	Sep 2025	986,045	(13,408)	(13,408)

TOTAL SOLD					(2,221,950)

TOTAL FUTURES CONTRACTS					9,859,399
The notional amount of futures purchased as a percentage of Net Assets is 7.6%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	136,000	USD	153,672	Bank of America NA	7/08/25	1,103
EUR	394,000	USD	444,431	JPMorgan Chase Bank NA	7/08/25	3,960
USD	45,215	AUD	70,000	Brown Brothers Harriman & Co	7/08/25	70
USD	103,679	AUD	162,000	Brown Brothers Harriman & Co	7/08/25	(801)
USD	42,720	AUD	66,000	Canadian Imperial Bank of Commerce	7/08/25	154
USD	507,695	AUD	785,000	JPMorgan Chase Bank NA	7/08/25	1,421
USD	2,968,484	CAD	4,085,000	JPMorgan Chase Bank NA	7/08/25	(13,494)
USD	147,362	EUR	132,000	BNP Paribas SA	7/08/25	(2,860)
USD	196,864	EUR	173,000	BNP Paribas SA	7/08/25	(18)
USD	141,295	EUR	126,000	Citibank NA	7/08/25	(2,099)
USD	117,295,026	EUR	102,994,000	Goldman Sachs Bank USA	7/08/25	82,970
USD	27,357,919	GBP	20,425,000	BNP Paribas SA	7/08/25	(166,151)
USD	979,079	GBP	732,000	Brown Brothers Harriman & Co	7/08/25	(7,341)
USD	928,040	JPY	131,600,000	JPMorgan Chase Bank NA	7/08/25	9,821

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(93,265)
Unrealized Appreciation						99,499
Unrealized Depreciation						(192,764)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,290,000	(76,515)	64,539	(11,976)
Generali 4.125% 5/4/2026		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,550,000	1,560	(5,711)	(4,151)
Societe Generale SA 5.25% 9/6/2032		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,400,000	10,637	(11,758)	(1,121)
Deutsche Bank AG 5.625% 5/19/2031		Jun 2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,150,000	24,177	(29,863)	(5,686)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		30,000	5,115	(7,698)	(2,583)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		370,000	63,085	(104,286)	(41,201)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	102,300	(174,187)	(71,887)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		950,000	161,974	(271,717)	(109,743)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		590,000	100,595	(140,912)	(40,317)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		680,000	115,939	(169,917)	(53,978)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	102,300	(113,631)	(11,331)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	117,172	(123,252)	(6,080)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	221,649	(199,738)	21,911
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	78,115	(68,469)	9,646
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,900,000	145,227	(95,899)	49,328
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	99,366	(52,325)	47,041
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,000,000	152,871	(76,621)	76,250
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	208,306	(260,845)	(52,539)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	51,009	(59,799)	(8,790)
CMBX AAA Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		1,400,000	17,239	(16,607)	632
Intesa Sanpaolo SpA 6.184% 2/20/2034		Jun 2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,450,000	1,935	(9,904)	(7,969)
UniCredit SpA 5.375% 4/16/2034		Jun 2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,400,000	6,033	(13,584)	(7,551)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	30,690	(50,222)	(19,532)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	18,755	(32,496)	(13,741)
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		1,100,000	140,275	(73,443)	66,832
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly		400,000	51,009	(28,591)	22,418
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	(36)	(314)	(350)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	20,460	(28,068)	(7,608)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	28,985	(39,238)	(10,253)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	64,790	(85,354)	(20,564)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	34,100	(32,641)	1,459
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	102,300	(98,661)	3,639
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	52,077	(55,773)	(3,696)
CMBX BBB- Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	61,148	(31,062)	30,086
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	267,797	(137,488)	130,309
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		600,000	76,514	(88,569)	(12,055)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	102,018	(115,815)	(13,797)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,100,000	143,210	(159,237)	(16,027)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		180,000	30,690	(42,943)	(12,253)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		330,000	56,265	(78,435)	(22,170)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	47,740	(71,889)	(24,149)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		450,000	76,725	(132,359)	(55,634)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		130,000	22,165	(36,255)	(14,090)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		680,000	115,939	(148,121)	(32,182)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	153,449	(197,482)	(44,033)
CMBX BBB- Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	28,985	(45,610)	(16,625)
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	117,172	(142,186)	(25,014)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	198,552	(179,966)	18,586
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	76,435	(39,411)	37,024
CMBX BBB- Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	76,435	(36,478)	39,957
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		600,000	78,115	(75,514)	2,601
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		700,000	115,822	(112,306)	3,516
CMBX BBB- Series 17 Index		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	156,230	(167,704)	(11,474)
CMBX AAA Series 16 Index		Apr 2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,300,000	40,635	(56,731)	(16,096)
CMBX AAA Series 18 Index		Dec 2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,100,000	15,517	(17,020)	(1,503)

TOTAL BUY PROTECTION								4,311,052	(4,579,566)	(268,514)
Sell Protection
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	36	457	493

TOTAL CREDIT DEFAULT SWAPS								4,311,088	(4,579,109)	(268,021)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	180,630,000	109,180	0	109,180
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	63,487,000	1,243,043	0	1,243,043
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	23,306,000	(93,219)	0	(93,219)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	98,740,000	369,822	0	369,822
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	4,020,000	(24,387)	0	(24,387)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	272,270,000	(198,611)	0	(198,611)
TOTAL INTEREST RATE SWAPS							1,405,828	0	1,405,828

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,931,097,177 or 21.1% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,855,466 and $1,819,978, respectively.

(k)	Non-income producing - Security is in default.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Non-income producing
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $153,506,681 or 0.8% of net assets.

(p)	Security is perpetual in nature with no stated maturity date.
(q)	Security or a portion of the security is on loan at period end.
(r)	A portion of the security sold on a delayed delivery basis.
(s)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $17,071,030.
(t)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,519,456.
(u)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,378,128.

(v)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(w)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $256,591.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	820,611,880	6,058,816,955	6,570,584,414	24,609,762	-	-	308,844,421	308,782,664	0.6%
Fidelity Securities Lending Cash Central Fund	13,818,043	130,722,369	105,306,457	92,630	-	-	39,233,955	39,230,032	0.1%
Total	834,429,923	6,189,539,324	6,675,890,871	24,702,392	-	-	348,078,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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